UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 05201

Thornburg Investment Trust
(Exact name of registrant as specified in charter)

119 East Marcy Street, Santa Fe, New Mexico 87501
(Address of principal executive offices) (Zip code)

Garrett Thornburg, 119 East Marcy Street, Santa Fe, New Mexico 87501
(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end: September 30, 2005

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments

The following quarterly schedules of investments are attached hereto, in order:

Thornburg Limited Term Municipal Fund
Thornburg California Limited Term Municipal Fund
Thornburg Intermediate Municipal Fund
Thornburg New Mexico Intermediate Municipal Fund
Thornburg Florida Intermediate Municipal Fund
Thornburg New York Intermediate Municipal Fund
Thornburg Limited Term U.S. Government Fund
Thornburg Limited Term Income Fund
Thornburg Value Fund
Thornburg International Value Fund
Thornburg Core Growth Fund
Thornburg Investment Income Builder Fund
Schedule of Investments Thornburg Limited Term Municipal Fund CUSIPS: CLASS A - 532-723-103, CLASS C - 532-723-509, CLASS I - 532-723-806 NASDAQ SYMBOLS: CLASS A - LTMFX, CLASS C - LTMCX, CLASS I - LTMIX
Issuer-Description	Credit Rating† Moody's/S&P	Principal Amount		Value
-2.10%	Alabama
Birmingham Carraway Alabama Special, 6.25% due 8/15/2009 (Insured:	NR/AAA	10,000,000		$10,948,900
Connie Lee)
Huntsville Health Care Authority Facilities Revenue Series B, 4.65%	Aaa/AAA	1,245,000		1,256,852
due 6/1/2024 put 6/1/2005 (Insured: MBIA)
Huntsville Health Care Series A, 4.65% due 6/1/2024 put 6/1/2005	Aaa/AAA	5,330,000		5,380,742
(Insured: MBIA)
Scottsboro Industrial Development Board Refunding, 5.25% due	NR/NR	1,920,000		1,960,800
5/1/2009 (LOC: PNC Bank)
Shelby County Series A, 7.20% due 8/1/2005 (Insured: MBIA) (ETM)*	Aaa/AAA	500,000		502,010
Wilsonville Industrial Development Board Pollution Control Revenue	Aaa/AAA	8,955,000		9,177,442
Refunding, 4.20% due 6/1/2019 put 6/1/2006 (Southern Electric
Gaston Project; Insured: AMBAC)
-0.10%	Alaska
North Slope Borough Alaska, 0% due 6/30/2006 (Insured: MBIA)	Aaa/AAA	2,070,000		1,997,819
-0.90%	Arizona
Arizona State Transportation Board Grant Anticipation Notes Series	Aa3/AA-	2,500,000		2,739,900
A, 5.00% due 7/1/2009
Maricopa County Arizona School District 97, 5.50% due 7/1/2008	Aaa/NR	650,000		715,422
(Insured: FGIC)
Maricopa County School District 008, 7.50% due 7/1/2008 (Insured:	A1/AAA	1,000,000		1,163,470
MBIA)
Maricopa County Unified School District Number 41 Gilbert	Aaa/AAA	1,000,000		978,840
Refunding, 0% due 1/1/2006 (Insured: FGIC)
Mohave County Industrial Development Authority Correctional	NR/AAA	4,595,000		4,983,783
Facilities Contract Revenue Series A, 5.00% due 4/1/2009 (Mohave
Prison LLC Project; Insured: XLCA)
Pima County Industrial Development Authority Education Revenue	Baa3/NR	1,000,000		1,063,490
Series C, 6.40% due 7/1/2013 (Arizona Charter Schools Project)
Pima County Industrial Development Authority Industrial Revenue	Aaa/AAA	570,000		596,904
Refunding Lease Obligation A, 7.25% due 7/15/2010 (Insured: FSA)
Tucson Water Revenue Series D, 9.75% due 7/1/2008	Aa3/A+	500,000		618,105
-0.70%	Arkansas
Conway Electric Revenue Refunding, 5.00% due 8/1/2007	A2/NR	2,000,000		2,119,800
Jefferson County Hospital Revenue Refunding & Improvement, 5.50%	NR/A	1,000,000		1,109,480
due 6/1/2010 (Regional Medical Center Project)
Jefferson County Hospital Revenue Refunding & Improvement, 5.50%	NR/A	1,075,000		1,199,077
due 6/1/2011 (Regional Medical Center Project)
Little Rock Arkansas Capital Improvement, 4.00% due 4/1/2005	Aaa/AAA	1,000,000		1,005,030
(Insured: FSA)
Little Rock Hotel & Restaurant Gross Receipts Tax Refunding, 7.125%	A3/NR	2,645,000		3,005,275
due 8/1/2009
Rogers Sales & Use Tax Revenue Refunding & Improvement Series A,	Aaa/AAA	1,545,000		1,596,773
4.25% due 9/1/2006 (Insured: FGIC)
-4.00%	California
Bay Area Government Association Rapid Transit, 4.875% due 6/15/2009	Aaa/AAA	2,385,000		2,390,247
(Insured: AMBAC)
California Health Facilities Authority Revenue Series 83 C, 9.25%	Aaa/AAA	1,600,000		1,811,424
due 12/1/2006 (Mercy Health Care Project) (ETM)*
California Health Facilities Financing Authority Revenue Series B	A3/AAA	2,620,000		2,879,354
Refunding, 5.25% due 10/1/2013 (Kaiser Permanente Project) (ETM)*
California State Department of Water Resources Power Supply Revenue	A2/BBB+	1,470,000		1,486,273
Series A, 5.50% due 5/1/2005
California State Department of Water Resources Power Supply Series	A2/BBB+	2,050,000		2,237,473
A, 5.50% due 5/1/2008
California State Department of Water Resources Power Supply Series	A2/BBB+	2,600,000		2,929,524
A, 5.50% due 5/1/2012
California State Department of Water Resources Power Supply Series	A2/BBB+	2,550,000		2,965,956
A, 6.00% due 5/1/2013
California State Economic Recovery Series C-1, 2.25% due 7/1/2023	VMIG1/A-1+	700,000		700,000
put 1/3/2005 (Guaranty: Landesbank) (daily demand notes)
California State Economic Recovery Series C-3, 2.10% due 7/1/2023	VMIG1/A-1+	3,000,000		3,000,000
put 1/3/2005 (Guaranty: Landesbank) (daily demand notes)
California Statewide Community Development Authority Revenue Series	VMIG2/A-1	2,000,000		2,061,120
D, 4.35% due 11/1/2036 put 3/1/2007 (Kaiser Permanente Project)
Central Valley Financing Authority Revenue, 6.00% due 7/1/2009	NR/BBB	1,870,000		1,931,897
(Carson Ice Project)
Fairfield Water Revenue Refunding, 5.25% due 4/1/2012 (Insured:	Aaa/AAA	3,700,000		3,801,861
AMBAC)
Los Angeles County Capital Asset Leasing Corp. Lease Revenue Series	A3/A	1,730,000		1,736,591
A, 3.00% due 6/1/2005
Northern California Power Agency Public Power Revenue Series A,	Baa2/BBB+	6,100,000		6,109,760
5.00% due 7/1/2009 (Geothermal Project Number 3)
Oakland Alameda County Coliseum Authority Lease Revenue Refunding	VMIG1/A1+	5,000,000		5,000,000
Series C-1, 2.00% due 2/1/2025 put 1/10/2005 (Coliseum Project;
LOC: California State) (weekly demand notes)
Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured:	Aaa/AAA	5,200,000		5,297,708
MBIA)
Sacramento County Sanitation District Financing Authority Revenue	Aa3/AA	2,500,000		2,605,350
Series A, 5.875% due 12/1/2027 Crossover refunded 12/1/2005
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue	Aaa/AAA	2,400,000		2,398,224
Refunding Series A, 0% due 1/15/2005 (Insured: MBIA)
San Jose Financing Authority Lease Revenue Series D, 5.00% due	Aaa/AAA	3,000,000		3,109,020
6/1/2039 mandatory put 6/1/2006 (Civic Center Project; Insured:
AMBAC)
Torrance Hospital Revenue Series A, 7.10% due 12/1/2015	NR/AAA	1,305,000		1,357,813
pre-refunded 12/1/2005 (Little Co. of Mary Hospital Project)
-3.20%	Colorado
Adams County Communication Center Series A, 4.75% due 12/1/2006	Baa1/NR	1,025,000		1,049,918
Adams County School District 012 Series A, 4.375% due 12/15/2007	Aa3/AA-	1,000,000		1,056,130
Central Platte Valley Metropolitan District Refunding Series A,	NR/A-1	7,985,000		8,504,025
5.00% due 12/1/2031 put 12/1/2009 (LOC: US Bank)
Colorado Department Transport Revenue Anticipation Notes, 6.00% due	Aaa/AAA	1,500,000		1,673,115
6/15/2008 (Insured: AMBAC)
Colorado Educational & Cultural Facilities, 4.90% due 4/1/2008	NR/BBB+	1,000,000		1,052,030
(Nashville Public Radio Project)
Colorado Health Facilities Authority, 5.00% due 9/1/2007 (Catholic	Aa2/AA	5,705,000		6,050,209
Health Initiatives Project)
Colorado Health Facilities Authority Series A, 5.375% due 12/1/2009	Aa2/AA	515,000		557,730
(Catholic Health Initiatives Project)
Colorado Housing Finance Authority, 5.25% due 10/1/2007	A1/AA+	160,000		160,875
Colorado Springs Utilities Revenue Systems Subordinated Lien	Aa2/AA	2,230,000		2,286,620
Refunding & Improvement Series A, 5.00% due 11/15/2005
Denver City & County Certificates of Participation Series A, 5.50%	Aaa/AAA	500,000		521,095
due 5/1/2006 (Insured: MBIA)
Denver Convention Center Senior Series A, 5.00% due 12/1/2011	Aaa/AAA	3,335,000		3,671,702
(Insured: XLCA)
Dove Valley Metropolitan District Arapahoe County, Series B, 3.30%	NR/A-1+	1,820,000		1,836,034
due 11/1/2025 put 11/1/2005 @100 (LOC: BNP Paribas)
Highlands Ranch Metro District Number 2 G. O., 6.50% due 6/15/2012	Aaa/AAA	1,000,000		1,200,950
(Insured: FSA)
Highlands Ranch Metropolitan District Number 3 Refunding Series B,	NR/A	1,760,000		1,891,314
5.25% due 12/1/2008 (Insured: ACA)
Highlands Ranch Metropolitan District Number 3 Series A, 5.25% due	NR/A	1,520,000		1,633,407
12/1/2008 (Insured: ACA)
Lakewood Certificates of Participation, 4.40% due 12/1/2008	Aaa/AAA	1,000,000		1,065,450
(Insured: MBIA)
Metropolitan Football Stadium District Colorado Sales Tax Revenue	Aaa/AAA	1,025,000		944,086
Capital Appreciation Series A, 0% due 1/1/2008 (Insured: MBIA)
Pinery West Metropolitan District Number 3, 4.70% due 12/1/2021 put	NR/A-	970,000		1,004,978
12/1/2007 (LOC: Compass Bank)
Plaza Metropolitan District Number 1 Revenue, 7.60% due 12/1/2016	NR/NR	6,000,000		6,244,560
(Public Improvement Fee/Tax Increment Project)
Regional Transportation District of Colorado Series A, 5.00% due	Aaa/AAA	1,000,000		1,091,780
6/1/2009 (Transit Vehicles Project; Insured: AMBAC)
Southlands Metropolitan District Number 1 unlimited G.O., 6.75% due	NR/NR	1,000,000		996,690
12/1/2016
-0.20%	Connecticut
Bridgeport G. O., 6.00% due 3/1/2006 (Insured: AMBAC)	Aaa/AAA	1,325,000		1,381,855
Bridgeport Series A Prerefunded, 6.00% due 3/1/2005 (Insured:	Aaa/AAA	800,000		805,328
AMBAC) (ETM)*
Bridgeport Series A Unrefunded Balance, 6.00% due 3/1/2005	Aaa/AAA	885,000		890,912
(Insured: AMBAC)
Capitol Region Education Council, 6.375% due 10/15/2005	NR/BBB	350,000		359,345
-0.60%	Delaware
Delaware State Economic Development Authority Revenue, 5.50% due	Baa1/BBB	2,045,000		2,172,404
7/1/2025 put 7/1/2010 (Delmarva Power & Light Project)
Delaware State Health Facilities Authority Revenue, 6.25% due	Aaa/AAA	2,000,000		2,018,700
10/1/2006 (Insured: MBIA) (ETM)*
Delaware State Health Facilities Authority Revenue Refunding Series	Baa1/BBB	1,275,000		1,381,845
A, 5.25% due 6/1/2011 (Beebe Medical Center Project)
Delaware State Health Facilities Authority Revenue Series A, 5.25%	NR/AA	1,370,000		1,502,178
due 5/1/2012 (Nanticoke Memorial Hospital Project; Insured: Radian)
Delaware State Health Facilities Authority Revenue Series A, 5.25%	NR/AA	1,445,000		1,568,966
due 5/1/2013 (Nanticoke Memorial Hospital Project; Insured: Radian)
-2.60%	District of Columbia
District of Columbia, 5.50% due 6/1/2008 (Insured: AMBAC)	Aaa/AAA	1,915,000		2,098,687
District of Columbia Certificates of Participation, 5.00% due	Aaa/AAA	1,000,000		1,072,120
1/1/2008 (Public Safety & Emergency Project; Insured: AMBAC)
District of Columbia Certificates of Participation, 5.25% due	Aaa/AAA	5,950,000		6,548,986
1/1/2013 (Insured: AMBAC)
District of Columbia Hospital Revenue, 5.70% due 8/15/2008	Aaa/AAA	4,430,000		4,753,744
(Medlantic Healthcare Project; Insured: MBIA) (ETM)*
District of Columbia Hospital Revenue Refunding, 5.10% due	Aaa/AAA	1,500,000		1,620,150
8/15/2008 (Medlantic Healthcare Group A Project; Insured: MBIA)
(ETM)*
District of Columbia Revenue, 6.00% due 8/15/2005 (Medlantic	Aaa/AAA	1,330,000		1,362,159
Healthcare Project; Insured: MBIA) (ETM)*
District of Columbia Revenue, 5.50% due 10/1/2005 (Insured: MBIA)	Aaa/AAA	500,000		512,755
District of Columbia Revenue, 6.00% due 1/1/2007 (American Assoc	Aaa/AAA	500,000		534,845
for Advancement of Science Project; Insured: AMBAC)
District of Columbia Revenue, 6.00% due 1/1/2009 (American Assoc	Aaa/AAA	1,000,000		1,121,510
for Advancement of Science Project; Insured: AMBAC)
District of Columbia Series A, 5.50% due 6/1/2009 (Insured: MBIA)	Aaa/AAA	4,700,000		5,226,306
District of Columbia Tax Increment Capital Appreciation, 0% due	Aaa/AAA	2,000,000		1,732,980
7/1/2009 (Mandarin Oriental Project; Insured: FSA)
District of Columbia Tax Increment Capital Appreciation, 0% due	Aaa/AAA	1,990,000		1,560,856
7/1/2011 (Mandarin Oriental Project; Insured: FSA)
District of Columbia Tax Increment Capital Appreciation, 0% due	Aaa/AAA	1,480,000		1,102,408
7/1/2012 (Mandarin Oriental Project; Insured: FSA)
Washington DC Convention Center Authority Dedicated Tax Revenue,	Aaa/AAA	750,000		784,253
5.00% due 10/1/2006 (Insured: AMBAC)
Washington DC Convention Center Senior Lien, 5.00% due 10/1/2007	Aaa/AAA	6,110,000		6,523,342
(Insured: AMBAC)
-5.20%	Florida
Broward County Resource Recovery Revenue Refunding, 5.375% due	A3/AA	5,000,000		5,451,600
12/1/2009
Capital Projects Finance Authority Student Housing, 5.50% due	Aaa/AAA	1,000,000		1,106,060
10/1/2012 (Capital Projects Student Housing; Insured: MBIA)
Crossings at Fleming Island Community Development Refunding Series	Aaa/AAA	2,996,000		3,357,348
B, 5.45% due 5/1/2010 (Insured: MBIA)
Dade County Solid Waste Systems Special Obligation Revenue	Aaa/AAA	7,000,000		7,664,510
Refunding, 6.00% due 10/1/2007 (Insured: AMBAC)
Gulf Breeze Florida Revenue Local Government Series C, 4.00% due	Aaa/AAA	1,900,000		1,953,618
12/1/2015 put 12/1/2007 (Insured: FGIC)
Gulf Breeze Florida Revenue Local Government Series E, 4.00% due	Aaa/AAA	1,170,000		1,203,017
12/1/2020 put 12/1/2007 (Insured: FGIC)
Hillsborough County Capital Improvement Program Revenue Refunding	Aaa/AAA	1,000,000		1,084,090
Junior Lien, 5.00% due 8/1/2008 (Criminal Justice Project; Insured:
FGIC)
Hillsborough County Industrial Development Authority, 5.10% due	Baa2/BBB-	6,000,000		6,203,160
10/1/2013 (Tampa Electric Co. Project)
Hillsborough County Industrial Development Authority Pollution	Baa2/BBB-	2,400,000		2,437,656
Control Revenue Refunding, 4.00% due 9/1/2025 put 8/1/2007 (Tampa
Electric Co. Project)
Jacksonville Electric St. John's River Park Systems Revenue	Aa2/AA-	5,000,000		5,540,750
Refunding Issue-2 17th Series, 5.25% due 10/1/2012
Miami Dade County School Board Certificates of Participation Series	Aaa/AAA	1,910,000		1,979,237
A, 5.00% due 5/1/2006 (Insured: MBIA)
Miami Dade County School Board Certificates of Participation Series	Aaa/AAA	1,010,000		1,130,746
B, 5.50% due 5/1/2031 put 5/1/2011 (Insured: MBIA)
Miami Dade County School Board Certificates of Participation Series	Aaa/AAA	3,390,000		3,617,977
C, 5.00% due 8/1/2007 (Insured: MBIA)
Miami Dade County Special Housing Revenue Refunding, 5.80% due	Baa3/NR	3,700,000		3,598,546
10/1/2012 (HUD Section 8)
Orange County Health Facilities Authority, 5.80% due 11/15/2009	A2/A	1,395,000		1,555,244
(Adventist Health System Project)
Orange County Health Facilities Authority Revenue Refunding, 6.25%	Aaa/AAA	3,120,000		3,283,363
due 11/15/2008 (Adventist Health Systems Project; Insured: AMBAC)
Orange County Health Facilities Authority Revenue Unrefunded	Aaa/AAA	925,000		1,016,325
Balance Series A, 6.25% due 10/1/2007 (Orlando Regional Hospital
Project; Insured: MBIA)
Orange County School Board Certificates Series A, 5.00% due	Aaa/NR	5,000,000		5,212,600
8/1/2006 (Insured: MBIA)
Orange County School District Series B, 2.15% due 8/1/2025 put	Aaa/NR	1,155,000		1,155,000
1/3/2005 (Insured: AMBAC) (daily demand notes)
Palm Beach County Industrial Development Revenue Series 1996, 6.00%	NR/A	940,000		1,002,454
due 12/1/2006 (Lourdes-Noreen McKeen Residence Project; LOC: Allied
Irish Bank) (ETM)*
Palm Beach County Solid Waste Authority Revenue Refunding Series A,	Aa3/AA-	2,420,000		2,469,683
5.00% due 10/1/2005
Pasco County Housing Finance Authority Multi Family Revenue	NR/AA-	1,000,000		1,022,330
Refunding Series A, 5.35% due 6/1/2027 put 6/1/2008 (Oak Trail Apts
Project; Insured: AXA)
Pelican Marsh Community Development District Refunding Series A,	NR/NR	3,445,000		3,621,591
5.00% due 5/1/2011 (Insured: Radian)
St. Johns County Florida Industrial Development Authority Series A,	NR/NR	1,755,000		1,909,861
5.50% due 8/1/2014 (Presbyterian Retirement Project)
Tampa Florida Guaranteed Entitlement Revenue Refunding, 6.00% due	Aaa/AAA	2,040,000		2,236,513
10/1/2007 (Insured: AMBAC)
University Athletic Association Inc. Florida Athletic Program	VMIG1/NR	2,000,000		2,001,360
Revenue Refunding, 2.20% due 10/1/2031 put 10/1/2005 (LOC: Suntrust
Bank)
-1.00%	Georgia
Georgia Municipal Association Inc. Certificates of Participation	Aaa/AAA	1,000,000		1,050,570
City Court Atlanta Project, 5.00% due 12/1/2006 (Insured: AMBAC)
Georgia Municipal Electric Power Authority Revenue, 7.00% due	Aaa/AAA	1,550,000		1,750,399
1/1/2008 (Insured: MBIA)
Georgia Municipal Electric Power Authority Revenue Series Y, 6.30%	A1/A+	730,000		758,704
due 1/1/2006
Monroe County Development Authority Pollution Control, 6.75% due	Aaa/AAA	2,000,000		2,345,840
1/1/2010 (Oglethorpe Power Scherer A Refunding; Insured: MBIA)
Monroe County Development Authority Pollution Control Revenue	Aaa/AAA	1,000,000		1,213,550
Oglethorpe Power Scherer A, 6.80% due 1/1/2012 (Insured: MBIA)
Municipal Electric Authority Georgia Subordinated Series B, 5.00%	Aaa/AAA	5,000,000		5,380,150
due 1/1/2026 put 1/1/2009 (Project One; Insured: AMBAC)
Municipal Electric Authority Georgia Unrefunded Balance	Aaa/AAA	910,000		943,834
Subordinated A, 6.00% due 1/1/2006 (Project One; Insured: AMBAC)
-0.40%	Hawaii
Hawaii State Department of Budget & Finance Special Purpose	Aaa/AAA	2,000,000		2,181,500
Hawaiian Electric Co., 4.95% due 4/1/2012 (Insured: MBIA)
Hawaii State Refunding Series Cb, 5.75% due 1/1/2007	Aa3/AA-	1,000,000		1,066,860
Hawaii State Series CN, 6.25% due 3/1/2006 (Insured: FGIC)	Aaa/AAA	1,565,000		1,637,178
Honolulu City & County Refunding Series A, 7.35% due 7/1/2006	Aa2/AA-	1,000,000		1,073,270
-11.80%	Illinois
Champaign County Community Unit Series C, 0% due 1/1/2009 (Insured:	Aaa/AAA	3,345,000		2,958,887
FGIC)
Chicago Board of Education, 6.00% due 12/1/2009 (Insured: FGIC)	Aaa/AAA	2,000,000		2,286,080
Chicago Board of Education School Reform, 6.25% due 12/1/2012	Aaa/AAA	750,000		893,055
(Insured: MBIA)
Chicago Housing Authority Capital Program Revenue, 5.25% due	Aa3/AA	2,300,000		2,522,686
7/1/2010
Chicago Illinois Housing Authority Capital Program Revenue, 5.00%	Aa3/AA	1,000,000		1,055,740
due 7/1/2007
Chicago Metropolitan Water Reclamation District, 6.90% due 1/1/2007	Aaa/AA+	2,300,000		2,451,133
Chicago Midway Airport Revenue Series A, 5.40% due 1/1/2009	Aaa/AAA	1,340,000		1,421,606
(Insured: MBIA)
Chicago Midway Airport Revenue Series C, 5.50% due 1/1/2013	Aaa/AAA	1,180,000		1,332,019
(Insured: MBIA)
Chicago O'Hare International Airport Refunding General Airport	Aaa/AAA	3,420,000		3,490,452
Series A, 6.375% due 1/1/2012 (Insured: MBIA)
Chicago O'Hare International Airport Revenue, 5.375% due 1/1/2007	Aaa/AAA	1,000,000		1,049,370
(Insured: AMBAC)
Chicago O'Hare International Airport Revenue, 5.00% due 1/1/2012	Aaa/AAA	1,105,000		1,215,754
(Insured: MBIA)
Chicago O'Hare International Airport Revenue 2nd Lien Series C-1,	Aaa/AAA	1,000,000		1,092,220
5.00% due 1/1/2010 (Insured: MBIA)
Chicago O'Hare International Airport Revenue Passenger Facility	Aaa/AAA	3,000,000		3,110,640
Change Series A, 6.00% due 1/1/2006 (Insured: AMBAC)
Chicago O'Hare International Airport Revenue Refunding, 4.80% due	Aaa/AAA	690,000		690,000
1/1/2005 (Insured: AMBAC)
Chicago O'Hare International Airport Revenue Refunding Series A,	Aaa/AAA	675,000		683,093
4.90% due 1/1/2006 (Insured: MBIA)
Chicago O'Hare International Airport Revenue Series C-1, 5.00% due	Aaa/AAA	6,000,000		6,430,980
1/1/2008 (Insured: MBIA)
Chicago Park District, 6.60% due 11/15/2014 partially pre-refunded	Aa3/AA	11,900,000		12,327,686
5/15/2005
Chicago Park District Parking Facility Revenue, 5.75% due 1/1/2010	Baa1/A	1,000,000		1,132,760
(ETM)*
Chicago Public Commerce Building Revenue, 5.00% due 3/1/2005	Aaa/AAA	750,000		753,758
(Insured: AMBAC)
Chicago Public Commerce Building Revenue Series C, 5.50% due	Aaa/AAA	2,000,000		2,069,800
2/1/2006 (Insured: FGIC)
Chicago Refunding Series A, 5.375% due 1/1/2013 (Insured: MBIA)	Aaa/AAA	2,000,000		2,226,060
Chicago Refunding Series A-2, 6.125% due 1/1/2012 (Insured: AMBAC)	Aaa/AAA	1,000,000		1,171,880
Chicago Tax Increment Allocation Central Series A, 0% due 12/1/2005	Aaa/AAA	5,000,000		4,900,850
(Insured: AMBAC)
Chicago Transit Authority Capital Grant Receipts Revenue Series A,	Aaa/AAA	2,015,000		2,062,332
4.25% due 6/1/2008 (Insured: AMBAC)
Cicero Refunding Tax Increment Series A, 4.25% due 1/1/2007	Aaa/AAA	1,000,000		1,036,510
(Insured: FGIC)
Cook & Will Counties Township High School District 206 Series C, 0%	Aaa/AAA	2,545,000		2,494,533
due 12/1/2005 (Insured: FSA)
Cook County Capital Improvement, 5.50% due 11/15/2008 pre-refunded	Aaa/AAA	995,000		1,064,143
11/15/2006
Cook County Community School District 97 Series B, 9.00% due	Aaa/NR	2,250,000		3,162,622
12/1/2013 (Insured: FGIC)
Du Page County Forest Preservation District, 0% due 11/1/2009	Aaa/AAA	5,000,000		4,292,850
Glenview Multi Family Revenue Refunding, 5.20% due 12/1/2027 put	NR/AAA	1,500,000		1,558,965
12/1/2007 (Collateralized: FNMA)
Hoffman Estates Illinois Tax Increment Revenue, 0% due 5/15/2005	Baa2/NR	1,065,000		1,050,846
(Hoffman Estates Economic Dev. Project; Guaranty: Sears)
Hoffman Estates Illinois Tax Increment Revenue, 0% due 5/15/2006	Baa2/NR	3,075,000		2,927,677
(Hoffman Estates Economic Dev. Project; Guaranty: Sears)
Hoffman Estates Illinois Tax Increment Revenue Junior Lien, 0% due	Baa2/NR	1,500,000		1,379,865
5/15/2007
Hoffman Estates Illinois Tax Increment Revenue Refunding, 5.25% due	Aaa/AAA	5,000,000		5,012,800
11/15/2009 (Economic Development Project; Insured: AMBAC)
Illinois Department Central Management Services Certificates of	Aaa/AAA	1,000,000		1,058,950
Participation, 5.85% due 7/1/2009 (Insured: MBIA)
Illinois Development Finance Authority Pollution Control Revenue	Aaa/AAA	3,000,000		3,326,520
Refunding, 5.70% due 1/15/2009 (Commonwealth Edison Company
Project; Insured: MBIA)
Illinois Development Finance Authority Revenue, 4.00% due	Aaa/AAA	860,000		873,924
11/15/2005 (Insured: XLCA)
Illinois Development Finance Authority Revenue, 4.00% due	Aaa/AAA	915,000		941,883
11/15/2006 (Insured: XLCA)
Illinois Development Finance Authority Revenue, 6.00% due	Aaa/AAA	3,635,000		4,090,647
11/15/2009 (Adventist Health Project; Insured: MBIA)
Illinois Development Finance Authority Revenue, 6.35% due 7/1/2010	A3/NR	1,005,000		1,028,135
pre-refunded 7/1/2005 (Elderly Housing 8 Mattoon Tower A Project)
Illinois Development Finance Authority Revenue, 6.00% due	Aaa/AAA	3,860,000		4,386,697
11/15/2010 (Adventist Health Project; Insured: MBIA)
Illinois Development Finance Authority Revenue, 5.25% due 2/15/2011	NR/AAA	785,000		803,416
(Insured: AMBAC)
Illinois Development Finance Authority Revenue Community Rehab	NR/BBB	1,255,000		1,277,678
Providers A, 5.00% due 7/1/2006
Illinois Development Finance Authority Revenue Provena Health	Aaa/AAA	1,000,000		1,091,490
Series A, 5.50% due 5/15/2011
Illinois Development Finance Authority Revenue Refunding Community	NR/BBB	1,000,000		1,009,970
Rehab Providers A, 5.60% due 7/1/2005
Illinois Development Finance Authority Revenue Refunding Community	NR/BBB	1,000,000		1,029,840
Rehab Providers A, 5.60% due 7/1/2006
Illinois Development Finance Authority Revenue Refunding Community	NR/BBB	4,500,000		4,690,620
Rehab Providers Series A, 6.00% due 7/1/2015
Illinois Development Finance Authority Revenue Series A, 5.75% due	Aaa/AAA	6,035,000		6,635,241
5/15/2014 (Provena Health Project; Insured: MBIA)
Illinois Educational Facilities Authority Revenues, 6.375% due	NR/NR	1,000,000		1,050,910
10/1/2015 pre-refunded 10/1/2005 (Mercy Center Project)
Illinois Health Facilities Authority Revenue, 5.50% due 11/15/2007	A2/A	915,000		977,028
(OSF Healthcare System Project)
Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2008	A1/NR	1,290,000		1,420,109
(Iowa Health System Project)
Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2009	A1/NR	1,375,000		1,542,654
(Iowa Health System Project)
Illinois Health Facilities Authority Revenue, 6.50% due 2/15/2010	A1/NR	1,465,000		1,663,727
(Iowa Health System Project)
Illinois Health Facilities Authority Revenue, 6.00% due 2/15/2011	Aaa/AAA	1,560,000		1,766,981
(Iowa Health System Project; Insured: AMBAC)
Illinois Health Facilities Authority Revenue Refunding, 4.00% due	Aaa/AAA	1,000,000		1,011,880
8/15/2005 (University of Chicago Hospital & Health Project;
Insured: MBIA)
Illinois Health Facilities Authority Revenue Refunding, 5.00% due	Aaa/AAA	1,000,000		1,041,770
8/15/2006 (University of Chicago Hospital & Health Project;
Insured: MBIA)
Illinois Health Facilities Authority Revenue Refunding, 5.00% due	Aaa/AAA	1,500,000		1,594,800
8/15/2007 (University of Chicago Hospital & Health Project;
Insured: MBIA)
Illinois Health Facilities Authority Revenue Refunding, 5.00% due	Aaa/AAA	1,500,000		1,619,865
8/15/2008 (University of Chicago Hospital & Health Project;
Insured: MBIA)
Illinois Health Facilities Authority Revenue Refunding, 5.50% due	Aaa/AAA	3,000,000		3,300,030
11/15/2011 (Methodist Medical Center Project; Insured: MBIA)
Illinois Health Facilities Authority Revenue Series 1993-A, 7.875%	NR/NR	37,000		37,199
due 8/15/2005 (Community Provider Pooled Loan Program Project)
Illinois Health Facilities Authority Revenue University of Chicago,	Aaa/AAA	1,000,000		1,089,110
5.00% due 8/15/2009 (Hospital Systems Project; Insured: MBIA)
Illinois Hospital District, 5.50% due 1/1/2010 (Insured: FGIC)	Aaa/AAA	1,040,000		1,155,804
Illinois State COPS Central Management Department, 5.00% due	Aaa/AAA	500,000		531,235
7/1/2007 (Insured: AMBAC)
Illinois State Partners Series A, 6.00% due 7/1/2006 (Insured:	Aaa/AAA	1,000,000		1,054,250
AMBAC)
Illinois State Refunding, 5.125% due 12/1/2006 (Insured: FGIC)	Aaa/AAA	2,250,000		2,352,262
Kane County School District Number 129 Aurora West Side Refunding,	Aaa/NR	1,200,000		1,299,480
5.50% due 2/1/2012 (Insured: FGIC)
Kankakee Series A, 5.25% due 1/1/2012 pre-refunded 1/1/2006 @100	Aaa/AAA	920,000		948,253
Kankakee Unrefunded Balance Series A, 5.25% due 1/1/2012 (Insured:	Aaa/AAA	80,000		82,280
FSA)
Lake County Community Consolidated School District 73, 9.00% due	Aaa/NR	1,000,000		1,065,240
1/1/2006 (Insured: FSA)
Lake County Community High School District 117 Series B, 0% due	Aaa/NR	2,000,000		1,908,700
12/1/2006 (Insured: FGIC)
Lake County Community High School District 117 Series B, 0% due	Aaa/NR	3,235,000		2,499,523
12/1/2011 (Insured: FGIC)
Lake County Consolidated High School Refunding, 3.25% due 12/1/2005	NR/AA-	2,990,000		3,021,724
McHenry & Kane Counties Community Consolidated School District 158,	Aaa/AAA	1,000,000		844,460
0% due 1/1/2010 (Insured: FGIC)
Metropolitan Pier & Exposition Authority Dedicated State Tax	Aaa/AAA	1,250,000		1,341,838
Revenue Refunding Series A-2002, 6.00% due 6/15/2007 pre-refunded
6/15/2006 @102 (McCormick Place Exposition Project; Insured: AMBAC)
Metropolitan Pier & Exposition Authority Dedicated State Tax	Aaa/AAA	3,750,000		4,014,862
Revenue Refunding Series A-2002, 6.00% due 6/15/2007 pre-refunded
6/15/2006 @102 (McCormick Place Exposition Project; Insured: AMBAC)
Naperville City, Du Page & Will Counties Economic Development	NR/A1+	2,445,000		2,516,761
Revenue, 6.10% due 5/1/2008 (Hospital & Health System Association
Project; LOC: American National Bank)
Peoria Public Building Commission School District Facilities	Aaa/NR	1,100,000		1,018,699
Revenue, 0% due 12/1/2007 (Insured: FGIC)
University of Illinois Revenue, 0% due 10/1/2006 (Insured: MBIA)	Aaa/AAA	6,300,000		6,039,243
-4.50%	Indiana
Allen County Economic Development Revenue, 5.00% due 12/30/2012	NR/NR	1,370,000		1,446,679
(Indiana Institute of Technology Project)
Allen County Economic Development Revenue First Mortgage, 5.20% due	NR/NR	965,000		990,003
12/30/2005 (Indiana Institute of Technology Project)
Allen County Economic Development Revenue First Mortgage, 5.30% due	NR/NR	690,000		721,954
12/30/2006 (Indiana Institute of Technology Project)
Allen County Economic Development Revenue First Mortgage, 5.60% due	NR/NR	1,110,000		1,195,315
12/30/2009 (Indiana Institute of Technology Project)
Allen County Jail Building Corp. First Mortgage, 5.75% due	Aa3/NR	1,115,000		1,269,149
10/1/2010
Ball State University Revenues Student Fee Series K, 5.75% due	Aaa/AAA	1,000,000		1,142,620
7/1/2012 (Insured: FGIC)
Boone County Hospital Association Lease Revenue, 5.00% due	Aaa/AAA	1,085,000		1,142,505
1/15/2007 (Insured: FGIC) (ETM)*
Boonville Junior High School Building Corp. Revenue, 0% due	NR/A	850,000		684,360
7/1/2010 (State Aid)
Boonville Junior High School Building Corp. Revenue, 0% due	NR/A	850,000		665,899
1/1/2011 (State Aid)
Boonville Junior High School Building Corp. Revenue Refunding, 0%	NR/A	950,000		725,544
due 7/1/2011 (State Aid)
Center Grove 2000 Building First Mortgage, 5.00% due 7/15/2009	Aaa/AAA	1,175,000		1,282,724
(Insured: AMBAC)
Center Grove 2000 Building First Mortgage, 5.00% due 7/15/2010	Aaa/AAA	1,135,000		1,246,752
(Insured: AMBAC)
Dekalb County Redevelopment Authority Lease Rental Revenue	Aaa/AAA	1,015,000		1,108,410
Refunding, 5.00% due 1/15/2011 (Mini Mill Local Public Improvement
Project; Insured: XLCA)
Dekalb County Redevelopment Authority Lease Rental Revenue	Aaa/AAA	1,000,000		1,092,460
Refunding, 5.00% due 1/15/2012 (Mini Mill Local Public Improvement
Project; Insured: XLCA)
Dekalb County Redevelopment Authority Lease Rental Revenue	Aaa/AAA	1,000,000		1,104,690
Refunding, 5.25% due 1/15/2013 (Mini Mill Local Public Improvement
Project; Insured: XLCA)
Dekalb County Redevelopment Authority Lease Rental Revenue	Aaa/AAA	1,000,000		1,095,110
Refunding, 5.25% due 1/15/2014 (Mini Mill Local Public Improvement
Project; Insured: XLCA)
Eagle Union Middle School Building Corp., 5.50% due 7/15/2009	Aaa/AAA	910,000		1,019,555
(Insured: AMBAC) (ETM)*
Elberfeld J. H. Castle School Building Corp. Indiana First	NR/A	1,860,000		1,805,446
Mortgage, 0% due 1/15/2006 (State Aid)
Elberfeld J. H. Castle School Building Corp. Indiana First Mortgage	NR/AAA	1,860,000		1,685,290
Refunding, 0% due 7/5/2008 (Insured: MBIA)
Evansville Vanderburgh School Building Corp. First Mortgage, 5.00%	Aaa/AAA	965,000		1,034,345
due 1/15/2008 (Insured: FSA)
Goshen Multi School Building Corp. 1st Mortgage, 5.20% due	Aaa/AAA	965,000		1,025,264
7/15/2007 (Insured: MBIA)
Hammond Multi-School Building Corp. First Mortgage Refunding Bond	NR/A	2,305,000		2,492,051
Series 1997, 6.00% due 7/15/2008 (Lake County Project)
Huntington Economic Development Revenue, 6.00% due 11/1/2006	NR/NR	390,000		408,564
(United Methodist Membership Project)
Huntington Economic Development Revenue, 6.15% due 11/1/2008	NR/NR	700,000		760,102
(United Methodist Membership Project)
Huntington Economic Development Revenue, 6.20% due 11/1/2010	NR/NR	790,000		845,569
(United Methodist Membership Project)
Indiana Health Facility Financing Authority Hospital Revenue, 5.75%	Aaa/AA+	85,000		87,154
due 11/1/2005 (Daughters of Charity Project) (ETM)*
Indiana Health Facility Financing Authority Hospital Revenue Series	Aaa/NR	1,230,000		1,309,679
D, 5.00% due 11/1/2026 pre-refunded 11/1/2007
Indiana Municipal Power Agency Power Supply Systems Revenue	Aaa/AAA	1,000,000		1,095,900
Refunding Series B, 5.80% due 1/1/2008 (Insured: MBIA)
Indiana State Educational Facilities Authority Revenue, 5.75% due	NR/A-	670,000		741,583
10/1/2009 (University of Indianapolis Project)
Indiana University Revenues Refunding, 0% due 8/1/2007 (Insured:	Aaa/AAA	2,500,000		2,338,200
AMBAC)
Indianapolis Airport Authority Revenue Refunding Series A, 5.75%	Aaa/AAA	1,000,000		1,018,460
due 7/1/2005 (Insured: FGIC)
Indianapolis Airport Authority Revenue Refunding Series A, 5.35%	Aaa/AAA	1,100,000		1,167,738
due 7/1/2007 (Insured: FGIC)
Indianapolis Local Public Improvement Bond Bank Transportation	Aa2/AA-	1,220,000		1,207,678
Revenue, 0% due 7/1/2005 (ETM)*
Indianapolis Local Public Improvement Bond Bank Transportation	Aa2/AA-	1,240,000		1,197,480
Revenue, 0% due 7/1/2006 (ETM)*
Indianapolis Resource Recovery Revenue Refunding, 6.75% due	Aaa/AAA	2,000,000		2,149,200
12/1/2006 (Ogden Martin Systems, Inc. Project; Insured: AMBAC)
Knox Middle School Building Corp. First Mortgage, 6.00% due	Aaa/AAA	855,000		951,658
7/15/2008 (Insured: FGIC)
Knox Middle School Building Corp. First Mortgage, 6.00% due	Aaa/AAA	455,000		515,133
7/15/2009 (Insured: FGIC)
Merrillville Multi School Building Corp. Refunding First Mortgage,	Aaa/AAA	470,000		480,467
6.55% due 7/1/2005 (Insured: MBIA)
Monroe County Community School Building Corp. Revenue Refunding,	Aaa/AAA	625,000		654,175
5.00% due 1/15/2007 (Insured: AMBAC)
North Adams Community Schools, 4.00% due 7/15/2005 (Insured: FSA)	Aaa/AAA	475,000		480,030
North Central Campus School Building Corp. Indiana, 4.50% due	Aaa/AAA	1,070,000		1,083,889
7/10/2005 (Insured: AMBAC)
Northwest Allen Building Corp. First Mortgage, 5.30% due 12/1/2005	Aaa/AAA	684,000		703,651
(Insured: MBIA)
Peru Community School Corp. Refunding First Mortgage, 0% due	NR/A	835,000		672,284
7/1/2010
Plymouth Multi School Building Corp. Refunding, 5.50% due 7/1/2005	Aaa/AAA	835,000		849,596
(Plymouth Community School Project; Insured: MBIA)
Rockport Pollution Control Revenue Series C, 2.625% due 4/1/2025	Baa2/BBB	4,000,000		3,974,240
put 10/1/2006 (Indiana Michigan Power Co. Project)
Vigo County Elementary School Building Corp. Refunding &	Aaa/AAA	1,540,000		1,567,412
Improvement First Mortgage, 4.00% due 1/10/2006 (Insured: FSA)
Vigo County Elementary School Building Corp. Refunding &	Aaa/AAA	1,635,000		1,706,253
Improvement First Mortgage, 4.00% due 1/10/2008 (Insured: FSA)
Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2010	NR/AA-	995,000		1,113,783
(State Aid)
Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2011	NR/AA-	1,095,000		1,233,988
(State Aid)
West Clark School Building Corp. First Mortgage, 5.75% due	Aaa/AAA	2,080,000		2,384,866
7/15/2011 (Insured: FGIC)
Westfield Elementary School Building Corp. First Mortgage Series	Aaa/AAA	1,820,000		1,945,252
1997, 6.80% due 7/15/2007 (Insured: AMBAC) (ETM)*
Whitko Indiana Middle School Building Corp. Refunding, 5.35% due	Aaa/AAA	1,915,000		1,993,553
7/15/2007 (Insured: FSA)
-2.00%	Iowa
Ankeny Community School District Sales & Services Tax Revenue,	NR/A+	2,900,000		3,140,062
5.00% due 7/1/2010
Des Moines Limited Obligation Revenue, 6.25% due 12/1/2015 put	NR/NR	3,355,000		3,359,798
12/1/2005 (Des Moines Parking Associates Project; LOC: Wells Fargo
Bank)
Iowa Finance Authority Commercial Development Revenue Refunding,	NR/AA-	6,650,000		7,030,314
5.75% due 4/1/2014 put 4/1/2010 (Governor Square Project; Insured:
AXA)
Iowa Finance Authority Hospital Facility Revenue, 6.50% due	A1/NR	435,000		467,033
2/15/2007 (Iowa Health Services Project)
Iowa Finance Authority Hospital Facility Revenue, 6.50% due	A1/NR	1,825,000		2,049,019
2/15/2009 (Iowa Health Services Project)
Iowa Finance Authority Hospital Facility Revenue, 6.50% due	A1/NR	1,955,000		2,222,151
2/15/2010 (Iowa Health Services Project)
Iowa Finance Authority Hospital Facility Revenue, 6.00% due	Aaa/AAA	3,145,000		3,567,027
2/15/2011 (Iowa Health Services Project; Insured: AMBAC)
Iowa Finance Authority Revenue Trinity Health Series B, 5.75% due	Aa3/AA-	1,430,000		1,549,834
12/1/2007
Iowa Finance Authority Revenue Trinity Health Series B, 5.75% due	Aa3/AA-	3,295,000		3,708,621
12/1/2010
Iowa University of Science & Technology Revenue Refunding Series B,	Aa3/A+	1,170,000		1,189,001
5.20% due 7/1/2005 (Academic Building Project)
University of Iowa Facilities Corp. Revenue Series A, 4.875% due	Aa2/AA-	390,000		394,481
6/1/2005
-0.10%	Kansas
Dodge Unified School District 443 Ford County, 8.25% due 9/1/2006	Aaa/AAA	500,000		548,215
(Insured: FSA)
Wichita Water & Sewer Utility Revenue, 5.50% due 10/1/2011	Aaa/AAA	1,160,000		1,231,932
(Insured: FGIC)
-1.40%	Kentucky
Campbell & Kenton Counties Sanitation District Number 1 Revenue,	Aaa/AAA	145,000		148,754
6.50% due 8/1/2005 (ETM)*
Kentucky Economic Development Finance Authority Refunding &	Aaa/AAA	1,580,000		1,716,322
Improvement Series A, 5.00% due 2/1/2009 (Ashland Hospital;
Insured: FSA)
Kentucky Economic Development Finance Authority Refunding &	Aaa/AAA	1,000,000		1,091,060
Improvement Series A, 5.00% due 2/1/2010 (Ashland Hospital;
Insured: FSA)
Kentucky Economic Development Finance Authority Series C, 0% due	Aaa/AAA	7,400,000		7,866,274
10/1/2009 converts to 5.35% 10/1/2005 (Norton Healthcare Project;
Insured: MBIA)
Kentucky Economic Development Finance Authority Series C, 0% due	Aaa/AAA	7,830,000		8,404,331
10/1/2010 converts to 5.40% 10/1/2005 (Norton Healthcare Project;
Insured: MBIA)
Kentucky State Turnpike Authority Resources Recovery Revenue, 0%	Aaa/AAA	390,000		368,152
due 7/1/2006 (Insured: FGIC)
Louisville Water Revenue Refunding, 6.00% due 11/15/2006 (ETM)*	Aaa/AAA	150,000		159,738
-2.70%	Louisiana
Jefferson Parish Hospital District 2, 5.25% due 12/1/2015	Aaa/AAA	4,125,000		4,230,476
crossover-refunded 12/1/2005 (Insured: FGIC)
Jefferson Sales Tax District Special Sales Tax Revenue Refunding,	Aaa/AAA	1,440,000		1,520,654
5.25% due 12/1/2006 (Insured: AMBAC)
Jefferson Sales Tax District Special Sales Tax Revenue Refunding,	Aaa/AAA	1,515,000		1,637,988
5.25% due 12/1/2007 (Insured: AMBAC)
Louisiana Local Govt. Environmental Facilities & Community Dev.	Baa1/NR	1,000,000		1,004,360
Auth. Multi Family Revenue Series A, 5.00% due 9/1/2012 (Bellemont
Apartments Project)
Louisiana PFA Revenue, 5.375% due 12/1/2008 (Wynhoven Health Care	NR/NR	1,850,000		1,925,591
Center Project; Guaranty: Archdiocese of New Orleans)
Louisiana Public Facilities Authority Revenue, 5.75% due 10/1/2008	A1/A+	1,000,000		1,108,040
(Loyola University Project)
Louisiana Public Facilities Authority Revenue Refunding, 5.50% due	A1/A+	1,280,000		1,347,558
10/1/2006 (Loyola University Project)
Louisiana State Correctional Facility Lease, 5.00% due 12/15/2008	NR/AA	7,135,000		7,692,458
(Insured: Radian)
Louisiana State Offshore Terminal Authority Deepwater Port Revenue,	A3/A	2,350,000		2,433,801
4.375% due 10/1/2020 put 6/1/2007 (Loop LLC Project)
Louisiana State Offshore Terminal Refunding Series D, 4.00% due	A3/A	5,000,000		5,128,450
9/1/2023 put 9/1/2008 (Loop LLC Project)
Louisiana State Refunding Series A, 7.75% due 8/1/2006 (Insured:	Aaa/AAA	1,250,000		1,355,838
MBIA)
New Orleans Parish School Board, 0% due 2/1/2008 (ETM)*	Aaa/AAA	5,050,000		4,323,406
New Orleans Refunding, 0% due 9/1/2006 (Insured: AMBAC)	Aaa/AAA	1,000,000		961,020
St. Charles Parish Pollution Control Revenue Variable Refunding	Baa2/BBB-	3,000,000		3,025,350
Series A, 4.90% due 6/1/2030 put 6/1/2005 (Entergy Louisiana Inc.
Project)
-0.10%	Maine
Regional Waste Systems Inc. Solid Waste Resources Recovery Revenue	Aaa/AAA	1,000,000		1,039,710
Series P, 6.25% due 7/1/2010 (Insured: FSA)
-0.50%	Maryland
Baltimore Maryland, 7.00% due 10/15/2009 (Insured: MBIA)	Aaa/AAA	580,000		689,150
Baltimore Public Improvement Series A, 7.00% due 10/15/2006	Aaa/AAA	2,050,000		2,219,597
(Insured: MBIA)
Howard County Retirement Community Revenue Series A, 7.25% due	NR/AAA	1,000,000		1,216,220
5/15/2015 pre-refunded 5/15/2010
Howard County Retirement Community Revenue Series A, 7.875% due	NR/AAA	2,500,000		3,113,300
5/15/2021 pre-refunded 5/15/2010
-1.60%	Massachusetts
Boston Economic Development & Industrial Corp., 5.15% due 7/1/2025	Aa1/NR	2,000,000		2,029,520
put 7/1/2005 (LOC: Fleet National Bank)
Massachusetts Development Finance Agency Resource Recovery Revenue	Aaa/AAA	3,470,000		3,886,469
Series A, 5.50% due 1/1/2011 (Insured: MBIA)
Massachusetts Industrial Finance Agency Revenue, 8.375% due	NR/NR	1,000,000		1,081,880
2/15/2018 pre-refunded 2/15/2006 @ 102 (Glenmeadow Retirement
Project)
Massachusetts Municipal Wholesale Electric Co. Power Supply Systems	Aaa/AAA	900,000		913,320
Revenue, 5.00% due 7/1/2005 (Stony Brook Intermediate Project A;
Insured: MBIA)
Massachusetts Municipal Wholesale Electric Co. Power Supply Systems	Aaa/AAA	1,000,000		1,014,800
Revenue Series A, 5.00% due 7/1/2005 (Stony Brook Peaking Project;
Insured: MBIA)
Massachusetts State Federal Highway Grant Anticipation Notes Series	Aa3/NR	2,000,000		2,199,280
A, 5.25% due 6/15/2009
Massachusetts State Health & Educational Series H, 5.375% due	Aaa/AAA	3,415,000		3,818,585
5/15/2012 (New England Medical Center Hospital Project; Insured:
FGIC)
Massachusetts State Industrial Finance Agency Revenue, 5.90% due	Baa2/BBB	1,220,000		1,344,233
7/1/2027 pre-refunded 7/1/2007 (Dana Hall School Project)
Massachusetts State Refunding Series A, 5.375% due 8/1/2008	Aa2/AA-	1,000,000		1,094,450
Massachusetts State Refunding Series A, 6.00% due 11/1/2008	Aaa/AAA	1,000,000		1,121,300
Massachusetts State Refunding Series A, 5.50% due 1/1/2010	Aa2/AA-	1,500,000		1,675,125
Taunton G. O., 8.00% due 2/1/2006 (Insured: MBIA)	Aaa/AAA	1,500,000		1,592,970
-3.00%	Michigan
Dearborn Economic Development Corp. Oakwood Obligation Group Series	Aaa/AAA	2,450,000		2,566,571
A, 5.75% due 11/15/2015 (Insured: FGIC)
Detroit Convention Facility, 5.25% due 9/30/2007	NR/A	1,000,000		1,064,400
Detroit Michigan Refunding Series B, 5.00% due 4/1/2006 (Insured:	Aaa/AAA	2,550,000		2,631,702
XLCA)
Detroit Michigan Series A, 6.00% due 4/1/2007 (Insured: FGIC)	Aaa/AAA	1,405,000		1,518,946
(ETM)*
Dickinson County Healthcare Systems Hospital Revenue Refunding,	NR/A	2,500,000		2,694,100
5.50% due 11/1/2013 (Insured: ACA)
Jackson County Hospital Finance Authority Hospital Revenue Series	Aaa/NR	1,670,000		1,732,859
A, 5.00% due 6/1/2006 (W.A. Foote Memorial Hospital Project;
Insured: AMBAC)
Kalamazoo Hospital Finance Authority Facility Revenue, 5.50% due	Aaa/NR	1,000,000		1,012,860
5/15/2005 (Bronson Methodist Hospital Project; Insured: MBIA)
Lansing Building Authority, 6.00% due 6/1/2005 (Insured: AMBAC)	Aaa/AAA	1,000,000		1,003,200
(ETM)*
Michigan Hospital Finance Authority Revenue, 5.375% due 7/1/2012	Aaa/AAA	2,000,000		2,069,340
(Insured: FSA)
Michigan Hospital Finance Authority Revenue Series A, 5.375% due	Aa2/A-1+	10,000,000		10,726,200
11/15/2033 put 11/15/2007 (Ascension Health Project)
Michigan Housing Development Authority Single Family Insured	Aa1/AA+	655,000		655,766
Mortgage Revenue Series A, 5.00% due 4/1/2010 (Insured: FHA/VA
Mtgs)
Michigan State Building Authority Revenue Refunding Facilities	Aa2/AA	1,500,000		1,513,065
Program Series I, 5.00% due 4/15/2005
Michigan State Building Authority Revenue Refunding Facilities	Aaa/AAA	4,000,000		4,285,160
Program Series I, 5.00% due 10/15/2007 (Insured: FSA)
Michigan State Building Authority Revenue Refunding Facilities	Aaa/AAA	4,000,000		4,356,960
Program Series I, 5.00% due 10/15/2008 (Insured: FSA)
Michigan State Job Development Authority Pollution Control Revenue,	Baa2/BBB-	1,000,000		1,001,470
5.55% due 4/1/2009 (General Motors Corp. Project; Guaranty: GM)
Missouri State Health & Educational Facilities Authority Revenue	NR/AA-	1,000,000		1,086,410
Series A, 5.00% due 6/1/2011
Oakland County Economic Development Corp. Limited, 5.50% due	A1/NR	1,000,000		1,094,130
6/1/2014 pre-refunded 6/1/2007 @102 (LOC: First of America
Bank-Central)
Oxford Area Community School District, 5.00% due 5/1/2012	Aa1/AA+	800,000		879,832
(Guaranty: School Bond Loan Fund)
-1.10%	Minnesota
Minneapolis Refunding Series B, 5.15% due 3/1/2009	Aa1/AAA	5,000,000		5,099,600
Minneapolis St. Paul Health Care Systems, 5.25% due 12/1/2011	Baa1/BBB+	3,130,000		3,337,582
(Healthpartners Obligation Group Project)
Minneapolis St. Paul Health Care Systems, 5.25% due 12/1/2012	Baa1/BBB+	1,000,000		1,062,860
(Healthpartners Obligation Group Project)
Minneapolis St. Paul Health Care Systems, 5.25% due 12/1/2013	Baa1/BBB+	1,500,000		1,586,685
(Healthpartners Obligation Group Project)
Osseo Independent School District 279 Refunding Series B, 5.00% due	Aa2/NR	1,915,000		1,973,101
2/1/2006 (School District Credit Program)
Southern Minnesota Municipal Power Agency Revenue Refunding Series	Aaa/AAA	1,000,000		1,028,150
A, 5.00% due 1/1/2006 (Insured: AMBAC)
University of Minnesota Refunding Series A, 5.50% due 7/1/2006	Aa2/AA	1,450,000		1,520,223
-0.50%	Mississippi
Gautier Utility District Systems Revenue Refunding, 5.50% due	Aaa/NR	1,020,000		1,157,537
3/1/2012 (Insured: FGIC)
Hattiesburg Water & Sewer Revenue Refunding Systems, 5.20% due	Aaa/AAA	700,000		725,578
8/1/2006 (Insured: AMBAC)
Mississippi Hospital Equipment & Facilities Authority Revenue,	Aaa/AAA	1,000,000		1,033,530
6.50% due 5/1/2006 (Refunding Mississippi Baptist Medical Center;
Insured: MBIA)
Ridgeland Multi Family Housing Revenue, 4.95% due 10/1/2007	NR/A1+	915,000		938,085
(Collateralized: FNMA)
Warren County Pollution Control Revenue Series A, 5.625% due	Baa2/BBB	3,050,000		3,087,515
11/15/2006 (International Paper Co. Project)
-0.50%	Missouri
Missouri Development Finance Board Healthcare Facilities Revenue	Aa3/NR	1,275,000		1,323,259
Series A, 4.80% due 11/1/2012 (Lutheran Home Aged Project; LOC:
Commerce Bank)
Platte County Certificates of Participation, 5.00% due 9/1/2008	NR/AA-	1,530,000		1,652,736
Springfield Certificates of Participation, 5.20% due 6/1/2006 (Law	Aa3/NR	840,000		872,995
Enforcement Communication Project)
Springfield Certificates of Participation, 5.25% due 6/1/2007 (Law	Aa3/NR	840,000		893,743
Enforcement Communication Project)
St. Louis County Refunding, 5.00% due 8/15/2007 (Convention &	Aaa/AAA	2,495,000		2,658,847
Sports Facility Project B 1; Insured: AMBAC)
-1.20%	Montana
Forsyth Pollution Control Revenue Refunding, 5.00% due 10/1/2032	Aaa/AAA	11,440,000		12,318,706
put 12/30/2008 (Insured: AMBAC)
Forsyth Pollution Control Revenue Refunding, 5.20% due 5/1/2033 put	Baa2/BBB+	4,000,000		4,247,520
5/1/2009 (Portland General Project)
-1.30%	Nebraska
Lancaster County School District 1, 4.00% due 7/15/2007 (Lincoln	Aa2/AAA	1,995,000		2,077,513
Public School Project)
Madison County Hospital Authority Revenue 1, 5.25% due 7/1/2010	NR/AA	1,455,000		1,595,873
(Faith Regional Health Services Project; Insured: Radian)
Madison County Hospital Authority Revenue 1, 5.50% due 7/1/2012	NR/AA	1,625,000		1,801,816
(Faith Regional Health Services Project; Insured: Radian)
Nebraska IFA Tax Exempt Multi Family Housing Revenue Refunding	NR/AAA	2,625,000		2,656,999
1995-A, 5.50% due 12/1/2025 put 12/1/2005 (Willow Park Apartments
Project; Collateralized: FNMA)
Nebraska Public Power District Revenue General Series A, 5.25% due	Aaa/AAA	1,400,000		1,481,690
1/1/2007 (Insured: MBIA)
Omaha Public Power District Nebraska Electric Revenue Refunding	Aa2/AA	5,000,000		5,517,300
Systems B, 5.00% due 2/1/2013
Omaha Public Power District Nebraska Electric Revenue Series A,	NR/AA	1,090,000		1,120,248
7.50% due 2/1/2006 (ETM)*
University of Nebraska Facilities Corp., 5.00% due 7/15/2008	Aa2/AA-	1,500,000		1,623,960
-1.20%	Nevada
Colorado River Commission Power Delivery A, 7.00% due 9/15/2008	Aa2/AA	840,000		936,541
Humboldt County Pollution Control Revenue Refunding, 6.55% due	Aaa/AAA	5,000,000		5,241,000
10/1/2013 (Sierra Pacific Project; Insured: AMBAC)
Las Vegas Special Refunding Local Improvement District 707 Series	Aaa/AAA	1,750,000		1,910,003
A, 5.125% due 6/1/2011 (Insured: FSA)
Nevada Housing Division FNMA Multi Family Certificate A, 4.80% due	NR/AAA	1,450,000		1,491,934
4/1/2008 (Collateralized: FNMA)
Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series	NR/AA	1,000,000		1,101,100
A, 5.70% due 1/15/2009 (Insured: Radian)
Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series	NR/AA	1,000,000		1,108,850
A, 5.70% due 1/15/2010 (Insured: Radian)
Sparks Redevelopment Agency Tax Allocation Revenue Refunding Series	NR/AA	1,285,000		1,422,585
A, 5.70% due 1/15/2011 (Insured: Radian)
Washoe County School District, 5.50% due 6/1/2008 (Insured: FSA)	Aaa/AAA	3,500,000		3,839,325
-0.30%	New Hampshire
Manchester Housing & Redevelopment Authority Revenue Series A,	NR/A	1,500,000		1,627,545
6.05% due 1/1/2012 (Insured: ACA)
New Hampshire Industrial Development Authority Revenue, 5.50% due	Aa2/AA-	2,880,000		2,983,738
12/1/2009 put 12/1/2004 (Central Vermont Public Services Project;
LOC: Citizens Bank)
-2.00%	New Jersey
New Jersey Economic Development Authority Revenue Cigarette Tax,	Aaa/AAA	1,000,000		1,091,320
5.00% due 6/15/2010 (Insured: FSA)
New Jersey State Transit Corp. Federal Transit Administration	Aaa/AAA	5,000,000		5,395,700
Grants Series B, 5.50% due 9/15/2007 (Insured: AMBAC)
New Jersey State Transport Trust Fund Authority Series C, 5.00% due	A1/A+	3,000,000		3,178,170
6/15/2007 (Transportation Systems Project)
New Jersey State Transport Trust Fund Authority Series C, 5.00% due	A1/A+	5,000,000		5,383,950
6/15/2008 (Transportation Systems Project)
New Jersey State Transport Trust Fund Authority Series C, 5.00% due	A1/A+	5,000,000		5,436,300
6/15/2009 (Transportation Systems Project)
New Jersey State Turnpike Authority Revenue Refunding Series A,	Aaa/AAA	3,015,000		3,114,103
5.50% due 1/1/2006 (Insured: MBIA)
Newark Housing Authority Port Authority Rental Backed, 3.50% due	Aaa/AAA	1,780,000		1,802,766
1/1/2006 (Newark Marine Terminal Redevelopment Project; Insured:
MBIA)
Newark Housing Authority Port Authority Rental Backed, 5.00% due	Aaa/AAA	1,000,000		1,052,480
1/1/2007 (Newark Marine Terminal Redevelopment Project; Insured:
MBIA)
Newark Housing Authority Port Authority Rental Backed, 5.00% due	Aaa/AAA	1,000,000		1,094,170
1/1/2010 (Newark Marine Terminal Redevelopment Project; Insured:
MBIA)
Pequannock River Basin Regional Sewage Authority Refunding Series	Aaa/NR	1,090,000		1,131,191
M, 5.00% due 12/1/2006 (Sewer Revenue Project; Insured: MBIA)
-2.00%	New Mexico
Albuquerque Airport Revenue Adjustment Refunding Subordinated,	VMIG1/A-2	5,300,000		5,300,000
1.96% due 7/1/2014 put 1/10/2005 (Insured: AMBAC) (weekly demand notes)
Farmington Pollution Control Revenue, 2.15% due 9/1/2024 put	P1/A-1+	1,000,000		1,000,000
1/3/2005 (LOC: Barclays Bank) (daily demand notes)
New Mexico Highway Commission Revenue Subordinated Lien Tax Series	Aaa/AAA	4,865,000		5,344,932
B, 5.00% due 6/15/2011 (Insured: AMBAC)
New Mexico State, 4.00% due 3/1/2005	Aa1/AA+	1,350,000		1,354,644
New Mexico State Refunding Series B, 5.00% due 9/1/2005	Aa1/AA+	1,000,000		1,019,920
New Mexico State Severance Tax, 5.00% due 7/1/2005	Aa2/AA	2,650,000		2,689,618
New Mexico State University Revenues Refunding & Improvement, 4.00%	Aaa/AAA	1,260,000		1,287,783
due 4/1/2006 (Insured: FSA)
University of New Mexico Hospital Mortgage Revenue Bonds, 5.00% due	Aaa/AAA	1,455,000		1,579,199
7/1/2009 (Insured: FSA & FHA)
University of New Mexico Hospital Mortgage Revenue Bonds, 5.00% due	Aaa/AAA	1,855,000		2,021,189
7/1/2010 (Insured: FSA & FHA)
University of New Mexico Hospital Mortgage Revenue Bonds, 5.00% due	Aaa/AAA	1,790,000		1,948,325
1/1/2011 (Insured: FSA & FHA)
University of New Mexico Hospital Mortgage Revenue Bonds, 5.00% due	Aaa/AAA	2,065,000		2,256,240
7/1/2011 (Insured: FSA & FHA)
University of New Mexico Hospital Mortgage Revenue Bonds, 5.00% due	Aaa/AAA	1,500,000		1,635,930
7/1/2012 (Insured: FSA & FHA)
-6.90%	New York
Brookhaven Industrial Development Agency Revenue, 4.375% due	A1/A-	1,625,000		1,659,336
11/1/2031 put 11/1/2006 (Methodist Retirement Community Project;
LOC: Northfork Bank)
Hempstead Industrial Development Agency Resource Recovery Revenue	Aaa/AAA	1,000,000		1,066,550
Refunding, 5.00% due 12/1/2007 (American Ref-Fuel Project; Insured:
MBIA)
Hempstead Town Industrial Development Agency Refunding, 5.00% due	Aaa/AAA	1,000,000		1,062,840
12/1/2008 (American Fuel Co. Project; Insured: MBIA)
Long Island Power Authority Electric Systems Revenue General Series	Aaa/AAA	1,500,000		1,651,245
A, 6.00% due 12/1/2007 (Insured: AMBAC)
Long Island Power Authority General Series B, 5.00% due 12/1/2006	Baa1/A-	7,000,000		7,333,830
Metropolitan Transportation Authority New York Revenue Series B,	A2/A	8,000,000		8,537,680
5.00% due 11/15/2007
Metropolitan Transportation Authority New York Service Series B,	A2/AA-	4,535,000		4,844,514
5.25% due 7/1/2007
Monroe County Industrial Development Agency, 5.375% due 6/1/2007	NR/AA	1,050,000		1,120,245
(St. John Fisher College Project; Insured: Radian)
New York City, 2.10% due 8/1/2017 put 1/3/2005 (LOC: JPM) (daily	VMIG1/A1+	800,000		800,000
demand notes)
New York City Housing Development Corp. Multi Family Housing	Aa2/AA	355,000		357,347
Revenue Refunding Series A, 5.50% due 11/1/2009
New York City Industrial Development Agency Civic Facility, 5.25%	NR/A	2,215,000		2,397,206
due 6/1/2011 (Lycee Francais De New York Project Series A; Insured:
ACA)
New York City Industrial Development Agency Civic Facility, 5.25%	NR/A	2,330,000		2,514,000
due 6/1/2012 (Lycee Francais De New York Project Series A; Insured:
ACA)
New York City Municipal Water Finance Authority Water & Sewer	Aaa/AAA	5,000,000		5,301,700
Systems Revenue Series B, 5.75% due 6/15/2026 Crossover refunded
6/15/2006 (Insured: MBIA)
New York Dormitory Authority, 6.00% due 7/1/2007 (Champlain Valley	NR/AAA	1,040,000		1,130,324
Physicians Project; Insured: Connie Lee)
New York Dormitory Authority Revenues, 6.00% due 9/1/2008	NR/AA	1,370,000		1,423,060
pre-refunded 9/1/2005 (Norton Healthcare Project)
New York Dormitory Authority Revenues Mental Health Services	Aaa/AAA	1,600,000		1,763,504
Facilities Improvement B, 5.00% due 8/15/2010 (Insured: MBIA)
New York Dormitory Authority Revenues Series B, 5.25% due	Aaa/AAA	4,000,000		4,443,560
11/15/2026 put 5/15/2012 (Insured: AMBAC)
New York Medical Care Facilities Finance Agency Revenue, 6.40% due	Aaa/AAA	560,000		569,839
11/1/2014 (Insured: FSA)
New York Series B, 5.50% due 8/1/2011 (Insured: MBIA)	Aaa/AAA	1,000,000		1,133,430
New York Series B-2, Subseries B-4, 2.10% due 8/15/2023 put	VMIG1/A1+	1,000,000		1,000,000
1/3/2005 (daily demand notes)
New York State Dormitory Authority Revenue Refunding, 5.00% due	Aaa/AAA	4,870,000		5,269,486
2/15/2010 (Wyckoff Heights Project; Insured: AMBAC)
New York State Dormitory Authority Revenues, 5.875% due 7/1/2005	Aa3/NR	1,000,000		1,018,280
(Teresian House Project; LOC: Fleet Bank)
New York State Dormitory Authority Revenues, 4.00% due 12/15/2005	NR/AA	15,100,000		15,374,367
New York State Dormitory Authority Revenues, 5.00% due 7/1/2007	A2/AA-	3,500,000		3,709,020
(City University Systems Project)
New York State Dormitory Authority Revenues, 5.50% due 7/1/2012	Baa1/NR	1,820,000		2,013,393
(South Nassau Community Hospital B Project)
New York State Dormitory Authority Revenues, 5.50% due 7/1/2013	Baa1/NR	1,500,000		1,656,240
(South Nassau Community Hospital B Project)
New York State Medical Care Facilities Finance Agency Revenue Bonds	Aa2/AA	1,135,000		1,186,642
Series F, 6.20% due 8/15/2015 pre-refunded 8/15/05 @102 (Insured:
FHA)
New York State Urban Development Corp. Revenue Refunding Facilities	Aaa/AAA	2,500,000		2,959,125
A, 6.50% due 1/1/2011 (Correctional Capital Project; Insured: FSA)
New York Thruway Authority General Revenue Special Obligation, 0%	NR/A-	1,320,000		1,285,957
due 1/1/2006
New York Urban Development Corp. Revenue University Facilities	A2/AA-	255,000		264,249
Grants, 6.00% due 1/1/2006
New York Urban Development Corp. Series 7, 6.00% due 1/1/2006	A2/AA-	3,425,000		3,549,225
Oneida County Industrial Development Agency Series C, 6.00% due	NR/AA	710,000		793,134
1/1/2009 (Civic Facility Faxton Hospital Project; Insured: Radian)
Tobacco Settlement Financing Corp. Asset Backed Series B 1C, 5.25%	A2/AA-	2,000,000		2,142,360
due 6/1/2013
Tobacco Settlement Financing Corp. New York Revenue Asset Backed	NR/AA-	1,000,000		1,038,870
Series A-1C, 5.25% due 6/1/2012 (Secured: State Contingency
Contract)
Tobacco Settlement Financing Corp. New York Revenue Asset Backed	Aaa/AAA	2,000,000		2,171,820
Series B-1C, 5.25% due 6/1/2013 (Insured: XLCA)
Yonkers New York Series B, 4.00% due 10/15/2009 (Insured: FSA)	Aaa/AAA	2,055,000		2,170,779
-2.60%	North Carolina
Cabarrus County Certificates of Participation Installment Financing	Aaa/AAA	1,100,000		1,148,774
Contract, 4.50% due 2/1/2007 (Insured: AMBAC)
Charlotte Certificates of Participation Series B, 5.00% due	Aa1/AA+	1,000,000		1,037,640
6/1/2006 (FY Project)
Macon County Certificates of Participation, 4.00% due 6/1/2007	Aaa/AAA	1,000,000		1,037,000
(Insured: AMBAC)
North Carolina Capital Facilities Finance Agency Educational	Aaa/AAA	925,000		977,337
Facilities Revenue Series A, 5.00% due 4/1/2007 (Johnson & Wales
University Project; Insured: XLCA)
North Carolina Eastern Municipal Power Agency Power Systems	Aaa/AAA	2,860,000		3,226,738
Revenue, 6.125% due 1/1/2009 (Insured: MBIA)
North Carolina Eastern Municipal Power Agency Power Systems Revenue	Aaa/AAA	1,000,000		1,036,980
Refunding Series A, 6.00% due 1/1/2006 (Insured: MBIA)
North Carolina Eastern Municipal Power Agency Power Systems Revenue	Baa2/BBB	3,000,000		3,253,050
Refunding Series D, 5.375% due 1/1/2011
North Carolina Eastern Municipal Power Agency Power Systems Revenue	Baa2/BBB	650,000		700,414
Series C, 5.25% due 1/1/2012
North Carolina Eastern Municipal Power Agency Power Systems Series	Baa2/BBB	1,000,000		1,092,710
A, 5.50% due 1/1/2012
North Carolina Eastern Municipal Power Agency Power Systems Series	Baa2/BBB	1,055,000		1,137,037
C, 5.25% due 1/1/2013
North Carolina Medical Care Commission, 5.00% due 6/1/2006 (Rex	Aaa/AAA	1,350,000		1,402,555
Healthcare Project; Insured: AMBAC)
North Carolina Municipal Power Agency 1 Catawba Electric Revenue,	Aaa/AAA	2,400,000		2,736,792
6.00% due 1/1/2010 (Insured: MBIA)
North Carolina Municipal Power Agency 1 Catawba Electric Revenue	A3/BBB+	2,505,000		2,774,538
Series A, 5.50% due 1/1/2013
North Carolina Municipal Power Agency 1 Catawba Electric Revenue	A3/BBB+	1,000,000		1,118,730
Series B, 6.375% due 1/1/2013
North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2007	Aaa/AAA	3,400,000		3,643,134
(Insured: MBIA)
North Carolina Municipal Power Agency Series A, 6.00% due 1/1/2008	Aaa/AAA	3,900,000		4,296,903
(Insured: MBIA)
North Carolina State Certificates of Participation Series B, 5.00%	Aa2/AA+	2,000,000		2,182,680
due 6/1/2009 (Repair & Renovation Project)
Raleigh Durham Airport Authority Airport Revenue Series A, 5.50%	Aaa/NR	2,000,000		2,113,340
due 11/1/2006 (Insured: FGIC)
University of North Carolina Systems Pool Revenue Refunding Series	Aaa/AAA	1,030,000		1,145,545
B, 5.00% due 4/1/2012 (Insured: AMBAC)
-0.10%	North Dakota
Grand Forks Health Care Systems Revenue Bond Series 1997, 6.25% due	Aaa/AAA	910,000		933,287
8/15/2005 (Altru Health System Project; Insured: MBIA)
-2.70%	Ohio
Bellefontaine Hospital Revenue Refunding, 6.00% due 12/1/2013 (Mary	NR/BBB+	1,885,000		1,909,185
Rutan Health Associates Project)
Central Ohio Solid Waste Authority Solid Waste Facility Series B,	Aa2/AA+	2,025,000		2,165,920
5.00% due 12/1/2007
Cleveland Cuyahoga County Port Authority Revenue, 6.00% due	NR/NR	3,775,000		4,043,478
11/15/2010
Cuyahoga County Hospital Revenue Refunding Series A, 4.75% due	Aaa/AAA	1,000,000		1,068,550
2/15/2008 (Metrohealth Systems Project; Insured: MBIA)
Cuyahoga County Hospital Revenue Refunding Series B, 6.00% due	Baa1/A	2,705,000		2,803,760
1/15/2006 (University Hospital Health Systems Project)
Hudson City Library Improvement, 6.35% due 12/1/2011	Aa1/NR	1,400,000		1,643,208
Lake County Sewer & Water District Improvement, 5.30% due 12/1/2011	Aa2/NR	455,000		491,345
Lorain County Hospital Revenue Refunding Catholic Healthcare	Aaa/AAA	1,200,000		1,321,320
Partners B, 6.00% due 9/1/2008 (Insured: MBIA)
Mahoning Valley District Water Refunding, 5.85% due 11/15/2008	Aaa/AAA	1,300,000		1,458,054
(Insured: FSA)
Mahoning Valley District Water Refunding, 5.90% due 11/15/2009	Aaa/AAA	770,000		878,770
(Insured: FSA)
Montgomery County Revenue, 6.00% due 12/1/2008 (Catholic Health	Aa2/AA	2,250,000		2,498,490
Initiatives Project)
Montgomery County Revenue, 6.00% due 12/1/2009 (Catholic Health	Aa2/AA	2,385,000		2,681,074
Initiatives Project)
Montgomery County Revenue, 6.00% due 12/1/2010 (Catholic Health	Aa2/AA	1,530,000		1,733,107
Initiatives Project)
Montgomery County Solid Waste Revenue, 6.00% due 11/1/2005	Aaa/AAA	1,000,000		1,032,720
(Insured: MBIA)
Ohio State Building Authority Refunding Adult Corrections	Aaa/AAA	2,000,000		2,093,440
Facilities, 5.00% due 10/1/2006 (Insured: FSA)
Ohio State G. O., 6.65% due 9/1/2009 (Infrastructure Improvement	Aa1/AA+	1,000,000		1,103,730
Project)
Ohio State Highway Capital Improvement Series C, 5.00% due 5/1/2006	Aa1/AAA	1,000,000		1,037,140
Ohio State Unlimited Tax G. O. Series A, 5.75% due 6/15/2010	Aa1/AA+	5,000,000		5,647,050
pre-refunded 6/15/2009 @ 100
Plain Local School District Capital Appreciation, 0% due 12/1/2006	Aaa/NR	680,000		650,379
(Insured: FGIC)
Plain Local School District Capital Appreciation, 0% due 12/1/2007	Aaa/NR	845,000		785,259
(Insured: FGIC)
Reading Revenue Development, 6.00% due 2/1/2009 (St. Mary's	NR/AA	975,000		1,086,949
Educational Institute Project; Insured: Radian)
-2.30%	Oklahoma
Claremore Public Works Authority Revenue Refunding, 6.00% due	Aaa/NR	1,235,000		1,300,134
6/1/2006 (Insured: FSA)
Claremore Public Works Authority Revenue Refunding, 6.00% due	Aaa/NR	1,340,000		1,456,097
6/1/2007 (Insured: FSA)
Comanche County Oklahoma Hospital Authority Revenue Refunding,	Aa3/AA	1,265,000		1,303,266
4.00% due 7/1/2007 (Insured: Radian)
Comanche County Oklahoma Hospital Authority Revenue Refunding,	Aa3/AA	1,000,000		1,080,500
5.00% due 7/1/2011 (Insured: Radian)
Jenks Aquarium Authority Revenue First Mortgage, 5.50% due 7/1/2010	Aaa/NR	585,000		635,023
(Insured: MBIA)
Oklahoma Authority Revenue Refunding Health Systems Obligation	Aaa/AAA	2,380,000		2,576,088
Group Series A, 5.75% due 8/15/2007 (Insured: MBIA)
Oklahoma Authority Revenue Refunding Health Systems Obligation	Aaa/AAA	2,340,000		2,643,311
Group Series A, 6.00% due 8/15/2010 (Insured: MBIA)
Oklahoma Development Finance Authority Health Facilities Revenue,	Aaa/AAA	740,000		842,668
5.75% due 6/1/2011 (Insured: AMBAC)
Oklahoma Development Finance Authority Hospital Revenue Refunding,	NR/BBB+	1,070,000		1,124,399
5.00% due 10/1/2012 (Unity Health Center Project)
Oklahoma Development Finance Authority Hospital Revenue Series A,	NR/A-	1,215,000		1,324,557
5.25% due 12/1/2011 (Duncan Regional Hospital Project)
Oklahoma Development Finance Authority Hospital Revenue Series A,	NR/A-	1,330,000		1,447,080
5.25% due 12/1/2012 (Duncan Regional Hospital Project)
Oklahoma Development Finance Authority Hospital Revenue Series A,	NR/A-	1,250,000		1,354,762
5.25% due 12/1/2013 (Duncan Regional Hospital Project)
Oklahoma Housing Development Authority Revenue Lease Purchase	Aa3/NR	5,000,000		5,118,650
Program Series A, 5.10% due 11/1/2005
Oklahoma State Industrial Authority Revenue Refunding Integris	Aaa/AAA	1,000,000		1,021,230
Health System, 5.50% due 8/15/2005 (Insured: MBIA)
Tulsa County Independent School Building, 4.00% due 6/1/2008	Aa3/NR	2,750,000		2,881,477
Tulsa County Independent School District, 4.50% due 8/1/2006	Aa3/A+	2,650,000		2,741,346
Tulsa County Industrial Authority Capital Series B, 4.00% due	NR/AA-	1,500,000		1,511,085
5/15/2005
Tulsa County Industrial Authority Capital Series B, 4.00% due	NR/AA-	2,000,000		2,046,180
5/15/2006
-0.40%	Oregon
Clackamas County Hospital Facility Authority Revenue Refunding,	Aa3/AA	4,000,000		4,291,240
5.00% due 5/1/2008 (Legacy Health Systems Project)
Medford Hospital Facilities Authority Revenue Series A, 5.25% due	Aaa/AAA	1,000,000		1,046,700
8/15/2006 (Asante Health Systems Project; Insured: MBIA)
Salem Oregon Water & Sewer Revenue, 6.00% due 6/1/2005 (Insured:	Aaa/AAA	750,000		762,510
MBIA)
-2.10%	Pennsylvania
Allegheny County Hospital Development Health Series B, 6.30% due	Baa1/NR	1,505,000		1,637,876
5/1/2009 (South Hills Health System Project)
Allegheny County Hospital Development Refunding, 4.40% due	Aaa/AAA	1,000,000		1,019,150
11/1/2005 (Health Center UPMC Health Systems Project; Insured:
MBIA)
Central Bucks School District Refunding, 5.50% due 11/15/2009	A1/NR	1,325,000		1,361,663
(State Aid Withholding)
Delaware County Pennsylvania Authority Revenue, 5.50% due	Aaa/AAA	1,000,000		1,079,870
11/15/2007 (Insured: AMBAC)
Geisinger Authority Health Systems Revenue, 5.50% due 8/15/2009	Aa3/AA-	1,000,000		1,090,760
Manheim Township School Authority School Revenue Series 1978,	NR/AAA	1,530,000		1,588,798
6.625% due 12/1/2007 pre-refunded 12/1/2005
Montgomery County Higher Education & Health Authority, 6.25% due	Baa2/NR	730,000		752,287
7/1/2006
Montgomery County Higher Education & Health Authority, 6.375% due	Baa3/NR	550,000		576,686
7/1/2007
Pennsylvania Higher Educational Facilities Authority Health	A3/A	1,500,000		1,551,540
Services Revenue, 5.50% due 1/1/2009 (University of Pennsylvania
Health Systems Project)
Pennsylvania Higher Educational Facility Series A, 6.00% due	A3/A	750,000		750,000
1/1/2005 (University of Pennsylvania Health Systems Project)
Pennsylvania State Higher Educational Facilities Authority Revenue,	VMIG1/NR	1,500,000		1,522,665
4.00% due 11/1/2032 put 11/1/2005 (LOC: Allied Irish Banks PLC)
Pennsylvania State Second Series, 5.25% due 10/1/2008	Aa2/AA	900,000		988,371
Philadelphia Gas Works Revenue Sixteenth Series, 5.25% due 7/1/2006	Aaa/AAA	4,000,000		4,167,560
(Insured: FSA)
Philadelphia Hospital & Higher Education Facilities Authority	Aa3/AA-	1,000,000		1,039,360
Revenue, 5.50% due 5/15/2006 (Jefferson Health Systems Project)
Philadelphia Pennsylvania Gas Works Revenue Eighteenth Series,	Aa1/AAA	1,240,000		1,346,702
5.00% due 8/1/2009 (Insured: AGC)
Philadelphia Pennsylvania Gas Works Revenue Eighteenth Series,	Aa1/AAA	1,305,000		1,424,342
5.00% due 8/1/2010 (Insured: AGC)
Pottsville Hospital Authority Revenue Acsension Health Credit	Aaa/AAA	1,000,000		1,101,860
Series A, 5.20% due 11/15/2009 (Insured: AMBAC)
Sayre Pennsylvania Health Care Facilities Authority Series A, 5.00%	Aaa/AAA	1,255,000		1,354,271
due 7/1/2008 (Latrobe Area Hospital Project; Insured: AMBAC)
Sayre Pennsylvania Health Care Facilities Authority Series A, 5.00%	Aaa/AAA	1,320,000		1,437,902
due 7/1/2009 (Latrobe Area Hospital Project; Insured: AMBAC)
Sayre Pennsylvania Health Care Facilities Authority Series A, 5.25%	Aaa/AAA	1,400,000		1,557,668
due 7/1/2011 (Latrobe Area Hospital Project; Insured: AMBAC)
Sayre Pennsylvania Health Care Facilities Authority Series A, 5.25%	Aaa/AAA	1,000,000		1,113,170
due 7/1/2012 (Latrobe Area Hospital Project; Insured: AMBAC)
Scranton Lackawanna Health & Welfare Authority, 7.125% due	NR/NR	1,000,000		1,106,910
1/15/2013
-2.10%	Rhode Island
Providence Public Building Authority Refunding Series B, 5.75% due	Aaa/AAA	1,075,000		1,175,986
12/15/2007 (Insured: FSA)
Providence Public Building Authority School Project Series B, 5.00%	Aaa/AAA	1,000,000		1,027,660
due 12/15/2005 (Insured: MBIA)
Providence Public Building Authority School Project Series B, 4.00%	Aaa/AAA	1,000,000		1,032,160
due 12/15/2006 (Insured: MBIA)
Providence Public Building Authority School Project Series B, 4.00%	Aaa/AAA	1,000,000		1,044,330
due 12/15/2007 (Insured: MBIA)
Providence Series C, 5.50% due 1/15/2012 (Insured: FSA)	Aaa/AAA	1,880,000		2,139,647
Rhode Island Bond Authority Revenue Refunding Series A, 5.00% due	Aaa/AAA	4,455,000		4,553,545
10/1/2005 (State Public Projects; Insured: AMBAC)
Rhode Island Bond Authority Revenue Refunding Series A, 5.00% due	Aaa/AAA	10,085,000		10,552,641
10/1/2006 (State Public Projects; Insured: AMBAC)
Rhode Island Economic Development Corp. Revenue, 5.75% due 7/1/2010	NR/AA	2,075,000		2,326,573
(Providence Place Mall Project; Insured: Radian)
Rhode Island State Health & Education Building, 4.50% due 9/1/2009	NR/AA-	1,960,000		2,081,442
(Butler Hospital Project; LOC: Fleet National Bank)
Rhode Island State Health & Educational Building Corp. Revenue	NR/AA-	1,565,000		1,679,135
Hospital Financing, 5.25% due 7/1/2014 (Memorial Hospital Project;
LOC: Fleet Bank)
Rhode Island State Participation Certificates Refunding, 5.125% due	Aaa/AAA	1,660,000		1,784,566
10/1/2008 (Insured: MBIA)
-1.60%	South Carolina
Charleston County Certificates of Participation, 6.00% due	Aaa/AAA	2,050,000		2,237,555
12/1/2007 (Insured: MBIA)
Charleston County Certificates of Participation Refunding, 5.00%	Aaa/AAA	1,350,000		1,428,840
due 6/1/2007 (Charleston Public Facilities Corp. Project; Insured:
MBIA)
Kershaw County School District Series B, 4.60% due 3/1/2007	Aa1/AA+	1,445,000		1,479,145
Medical University of South Carolina Hospital Facilities Revenue,	NR/NR	1,000,000		1,017,230
5.50% due 7/1/2005 (ETM)*
Piedmont Municipal Power Agency Electric Revenue, 6.375% due	Aaa/AAA	945,000		984,199
1/1/2006 (Insured: FGIC)
South Carolina Jobs Economic Development Authority Hospital	Baa2/BBB	1,250,000		1,533,263
Facilities Revenue Improvement, 7.125% due 12/15/2015 pre-refunded
12/15/2010 (Palmetto Health Alliance Project)
South Carolina Jobs Economic Development Authority Hospital	Baa2/BBB	2,600,000		3,224,156
Facilities Revenue Improvement Series A, 7.375% due 12/15/2021
pre-refunded 12/15/2010 (Palmetto Health Alliance Project)
South Carolina State Public Service Authority Refunding Series A,	Aaa/AAA	3,530,000		3,742,188
6.50% due 1/1/2008 (Insured: MBIA)
South Carolina State Public Service Authority Revenue Refunding	Aa2/AA-	2,000,000		2,054,280
Series D, 5.00% due 1/1/2006
South Carolina State Public Service Authority Revenue Refunding	Aa2/AA-	2,315,000		2,433,713
Series D, 5.00% due 1/1/2007
York County Refunding, 5.00% due 6/1/2006 (Insured: FSA)	Aaa/AAA	1,720,000		1,787,200
-0.20%	South Dakota
South Dakota Health & Educational Facilities Authority Revenue,	Aaa/AAA	1,100,000		1,239,711
5.50% due 9/1/2011 (Rapid City Regional Hospital Project; Insured:
MBIA)
South Dakota State Health & Educational Facilities Authority	Aaa/AAA	1,000,000		1,137,660
Revenue Refunding, 6.25% due 7/1/2009 (McKennan Hospital Project;
Insured: MBIA)
South Dakota State Health & Educational Facilities Authority	Aaa/AAA	1,000,000		1,068,630
Revenue Refunding, 6.00% due 7/1/2014 (McKennan Hospital Project;
Insured: MBIA)
-0.40%	Tennessee
Franklin Industrial Development Multi Family Refunding Housing	Aaa/AAA	770,000		808,015
Series A, 5.75% due 4/1/2010 (Insured: FSA)
Hamilton County Industrial Development Board, 5.75% due 9/1/2005	Aaa/AAA	1,000,000		1,024,660
(Insured: FGIC)
Knox County Health Educational & Housing Facilities Board Hospital	Aaa/AAA	2,000,000		2,054,080
Facilities Revenue Refunding, 5.00% due 1/1/2006 (Insured: FSA)
Metropolitan Government Nashville & Davidson County Water & Sewer	Aaa/AAA	1,000,000		1,071,920
Revenue Refunding, 6.00% due 1/1/2007 (Insured: MBIA)
Shelby County Series A, 0% due 5/1/2011 pre-refunded 5/1/2005 @	Aa2/AA+	1,050,000		725,550
			69.561
-11.30%	Texas
Amarillo Health Facilities Corp. Hospital Revenue, 5.50% due	Aaa/NR	1,350,000		1,507,356
1/1/2011 (Baptist St. Anthony's Hospital Corp. Project; Insured:
FSA)
Austin Texas Refunding, 5.00% due 3/1/2011	Aa2/AA+	1,000,000		1,100,790
Bell County Health Facilities Development Corp. Revenue Series A,	Aaa/AAA	1,000,000		1,152,270
6.25% due 8/15/2010 (Scott & White Memorial Hospital Project;
Insured: MBIA)
Bexar County Housing Finance Corp. Multi Family Housing Revenue,	Aaa/NR	1,800,000		1,927,872
5.00% due 1/1/2011 (Insured: MBIA)
Brazos River Authority Texas Special Facilities Revenue Refunding,	Aaa/AAA	1,000,000		1,018,260
5.20% due 8/15/2008 (Insured: FGIC)
Cedar Hill Independent School District Refunding, 0% due 8/15/2010	NR/AAA	1,250,000		1,005,600
(Guaranty: PSF)
Clint Independent School District Refunding, 5.50% due 2/15/2011	Aaa/AAA	1,700,000		1,922,819
(Guaranty: PSF)
Clint Independent School District Refunding, 5.50% due 2/15/2012	Aaa/AAA	1,425,000		1,590,756
(Guaranty: PSF)
Coppell Independent School District Refunding, 0% due 8/15/2007	NR/AAA	3,300,000		3,081,474
(Guaranty: PSF)
Corpus Christi Business & Job Development Corp. Sales Tax Revenue,	Aaa/AAA	1,025,000		1,134,531
5.00% due 9/1/2012 (Refunding & Improvement Arena Project; Insured:
AMBAC)
Corpus Christi Utility Systems Revenue Refunding, 5.50% due	Aaa/AAA	2,000,000		2,037,180
7/15/2005 (Insured: FSA)
Corpus Christi Utility Systems Revenue Refunding, 5.50% due	Aaa/AAA	4,070,000		4,267,965
7/15/2006 (Insured: FSA)
Corpus Christi Utility Systems Revenue Refunding, 5.50% due	Aaa/AAA	2,000,000		2,196,780
7/15/2008 (Insured: FSA)
Corpus Christi Utility Systems Revenue Refunding, 5.50% due	Aaa/AAA	4,780,000		5,325,780
7/15/2009 (Insured: FSA)
Dallas Tax Increment Financing Reinvestment Zone 2, 5.75% due	NR/AA	450,000		472,514
8/15/2006 (Insured: Radian)
Duncanville Independent School District Refunding Series B, 0% due	Aaa/AAA	4,945,000		3,954,368
2/15/2011 (Guaranty: PSF)
Duncanville Independent School District Refunding Series B, 0% due	Aaa/AAA	1,245,000		945,914
2/15/2012 (Guaranty: PSF)
Fort Worth Water & Sewer Revenue Refunding & Improvement, 5.25% due	Aa2/AA	3,800,000		4,088,762
2/15/2011
Fort Worth Water & Sewer Revenue Series 2001, 5.25% due 2/15/2011	Aa2/AA	1,390,000		1,552,964
(Tarrant & Denton County Project)
Grapevine Texas, 5.25% due 2/15/2012 (Insured: FGIC)	Aaa/AAA	2,005,000		2,067,736
Gulf Coast Waste Disposal Authority Environmental Facilities	Baa2/BBB	4,000,000		4,110,680
Revenue Refunding, 4.20% due 11/1/2006 (Occidental Project)
Gulf Coast Waste Disposal Authority Texas Revenue Refunding, 5.00%	Aaa/AAA	1,000,000		1,096,280
due 10/1/2010 (Bayport Area Systems Project; Insured: AMBAC)
Gulf Coast Waste Disposal Authority Texas Revenue Refunding, 5.00%	Aaa/AAA	1,000,000		1,098,580
due 10/1/2011 (Bayport Area Systems Project; Insured: AMBAC)
Harlingen Consolidated Independent School, 7.50% due 8/15/2009	Aaa/AAA	750,000		899,100
(Guaranty: PSF)
Harlingen Texas Consolidated Independent School, 7.50% due	Aaa/AAA	1,275,000		1,379,295
8/15/2006
Harris County Health Facilities Development Corp. Hospital Revenue	Aaa/AAA	500,000		583,965
Refunding Series A, 6.00% due 6/1/2012 (Memorial Hospital Systems
Project; Insured: MBIA)
Harris County Health Facilities Development Corp. Thermal Utility	Aaa/AAA	4,410,000		4,889,499
Revenue, 5.45% due 2/15/2011 (Insured: AMBAC)
Harris County Health Facilities Hospital Series A, 6.00% due	Aaa/AAA	3,100,000		3,537,038
6/1/2010 (Memorial Hospital Systems Project; Insured: MBIA)
Harris County Hospital District Mortgage Revenue, 7.40% due	Aaa/AAA	620,000		668,031
2/15/2010 (Insured: AMBAC) (ETM)*
Harris County Hospital District Mortgage Revenue Unrefunded Balance	Aaa/AAA	930,000		1,044,418
Refunding, 7.40% due 2/15/2010 (Insured: AMBAC)
Harris County Hospital District Revenue Refunding, 5.75% due	Aaa/AAA	10,000,000		11,252,900
2/15/2011 (Insured: MBIA)
Harris County Hospital District Revenue Refunding, 5.75% due	Aaa/AAA	2,000,000		2,236,100
2/15/2012 (Insured: MBIA)
Harris County Refunding Toll Road Senior Lien Series B-2, 5.00% due	Aaa/AAA	5,000,000		5,445,100
8/15/2021 put 8/15/2009 @100 (Insured: FGIC)
Harris County Sports Authority Revenue Senior Lien Series G, 0% due	Aaa/AAA	3,260,000		2,645,294
11/15/2010 (Insured: MBIA)
Irving Independent School District, 0% due 2/15/2005 (Guaranty:	Aaa/AAA	1,000,000		997,560
PSF)
Irving Texas Hospital Authority Revenue Series B, 5.75% due	Aaa/AAA	500,000		509,155
7/1/2005 (Irving Healthcare Systems Project; Insured: FSA)
Lewisville Combination Contract Revenue, 4.125% due 5/1/2031 put	NR/AA	1,000,000		1,033,470
11/1/2006 (Special Assessment Castle Hills Project Number 3; LOC:
Wells Fargo Bank)
Lower Colorado River Authority Revenue Refunding & Improvement,	Aaa/AAA	750,000		932,558
8.00% due 5/15/2010 (Insured: FSA)
Mesquite Independent School District Refunding, 0% due 8/15/2011	NR/AAA	3,065,000		2,355,054
(Guaranty: PSF)
Midlothian Independent School District Refunding, 0% due 2/15/2008	Aaa/NR	1,415,000		1,297,541
(Guaranty: PSF)
Midlothian Independent School District Refunding, 0% due 2/15/2009	Aaa/NR	1,200,000		1,056,648
(Guaranty: PSF)
Midtown Redevelopment Authority Texas Tax, 6.00% due 1/1/2010	NR/AA	700,000		785,435
(Insured: Radian)
Midtown Redevelopment Authority Texas Tax, 6.00% due 1/1/2011	NR/AA	740,000		837,206
(Insured: Radian)
New Caney Independent School District Refunding, 0% due 2/15/2005	Aaa/AAA	2,275,000		2,269,449
(Guaranty: PSF)
North Texas Thruway Authority Dallas North Thruway Systems Revenue	Aaa/AAA	5,000,000		5,385,950
Refunding Series B, 5.00% due 1/1/2038 put 7/1/2008 (Insured:
AMBAC)
Red River Education Finance Corp., 2.10% due 12/1/2034 put	VMIG1/NR	2,500,000		2,442,500
12/1/2007 (Parish Episcopal School Project; LOC: Allied Irish Banks
PLC)
Sam Rayburn Municipal Power Agency Refunding, 5.50% due 10/1/2012	Baa2/BBB-	6,000,000		6,674,580
San Antonio Hotel Occupancy Revenue Refunding Series B, 5.00% due	Aaa/AAA	3,000,000		3,226,500
8/15/2034 put 8/1/2008 (Insured: AMBAC)
Socorro Independent School District Series A, 5.75% due 2/15/2011	NR/AAA	1,970,000		2,146,532
(Guaranty: PSF)
Southlake Tax Increment Certificates of Obligation Series B, 0% due	Aaa/AAA	965,000		886,285
2/15/2007 (Insured: AMBAC)
Southlake Tax Increment Certificates of Obligation Series B, 0% due	Aaa/AAA	1,120,000		972,877
2/15/2008 pre-refunded 2/15/2006 (Insured: AMBAC)
Southlake Tax Increment Certificates of Obligation Series B, 0% due	Aaa/AAA	1,275,000		1,042,427
2/15/2009 pre-refunded 2/15/2006 (Insured: AMBAC)
Southlake Tax Increment Certificates of Obligation Series B, 0% due	Aaa/AAA	1,440,000		1,103,832
2/15/2010 pre-refunded 2/15/2006 (Insured: AMBAC)
Spring Branch Independent School District, 7.50% due 2/1/2011	Aaa/AAA	500,000		617,540
(Guaranty: PSF)
Springhill Courtland Heights Public Facility Corp. Multifamily	NR/BBB-	1,150,000		1,184,937
Revenue Senior Lien Housing Series A, 5.125% due 12/1/2008
Tarrant County Health Facilities, 5.875% due 11/15/2007	A2/A	580,000		628,587
(Adventist/Sunbelt Health System Project)
Tarrant County Health Facilities, 6.00% due 11/15/2009	A2/A	650,000		728,052
(Adventist/Sunbelt Health System Project)
Tarrant County Health Facilities, 6.10% due 11/15/2011	A2/A	730,000		826,944
(Adventist/Sunbelt Health System Project)
Tarrant County Health Facilities Development Corp., 5.75% due	Aaa/AAA	1,400,000		1,544,494
2/15/2011 (Texas Health Resources Project; Insured: MBIA)
Tarrant County Health Facilities Development Corp. Health Systems	Aaa/AAA	3,000,000		3,282,000
Revenue Series A, 5.75% due 2/15/2008 (Texas Health Resources
Systems Project; Insured: MBIA)
Texarkana Health Facilities Development Corp. Hospital Revenue,	Aaa/AAA	1,000,000		1,107,660
5.75% due 10/1/2008 (Insured: MBIA)
Texas Affordable Housing Corp. Portfolio A, 4.85% due 9/1/2012	Aaa/AAA	2,000,000		1,998,600
(Insured: MBIA)
Texas Affordable Housing Corp. Series A, 4.85% due 9/1/2012	Aaa/AAA	1,945,000		2,022,353
(Insured: MBIA)
Texas Municipal Power Agency Revenue Refunding, 5.00% due 9/1/2006	Aaa/AAA	1,680,000		1,754,256
(Insured: AMBAC)
Texas Public Finance Authority Building Revenue State Preservation	Aaa/AAA	1,000,000		1,141,200
Project Series B, 6.00% due 8/1/2011 (Insured: FSA)
Texas State Turnpike Authority Central Texas Turnpike Systems Rev	Aa3/AA	7,000,000		7,552,860
Bond Anticipation Note 2nd Tier, 5.00% due 6/1/2008
Town Center Improvement District Texas Sales & Hotel Occupancy Tax,	Aaa/AAA	1,000,000		1,031,690
5.00% due 3/1/2006 (Insured: FGIC)
Travis County, 5.00% due 3/1/2007	Aaa/AAA	1,000,000		1,056,220
Travis County, 5.00% due 3/1/2010	Aaa/AAA	500,000		533,720
Travis County Health Development Corp. Series A, 5.75% due	Aaa/AAA	2,300,000		2,555,760
11/15/2008 (Insured: MBIA)
Travis County Health Facilities Development Corp. Revenue Ascension	Aaa/AAA	1,000,000		1,088,780
Health Credit Series A, 5.75% due 11/15/2007 (Insured: MBIA)
Travis County Health Facilities Development Corp. Revenue Series A,	Aaa/AAA	3,750,000		4,219,500
5.75% due 11/15/2009 (Insured: MBIA)
Travis County Health Facilities Development Series A, 5.75% due	Aaa/AAA	2,000,000		2,247,860
11/15/2010 (Ascension Health Project; Insured: MBIA)
Washington County Health Facilities Development Corp. Revenue,	NR/A	2,020,000		2,182,792
5.35% due 6/1/2009 (Insured: ACA)
-0.70%	Utah
Intermountain Power Agency Power Supply Revenue Series A, 5.00% due	Aaa/AAA	4,355,000		4,365,408
7/1/2012 (Insured: MBIA) (ETM)*
Intermountain Power Agency Utah Power Supply Series E, 6.25% due	Aaa/AAA	500,000		572,005
7/1/2009 (Insured: FSA)
Salt Lake County Municipal Building, 5.50% due 10/1/2009	Aa1/AA+	1,500,000		1,681,725
Snyderville Basin Sewer Improvement, 5.00% due 11/1/2006 (Insured:	Aaa/AAA	675,000		708,885
AMBAC)
Utah Board Regents Auxiliary Systems & Student Fee Revenue	NR/AA	510,000		558,695
Refunding Series A, 5.00% due 5/1/2010
Utah State University Hospital Board of Regents Revenue, 5.50% due	Aaa/AAA	500,000		510,010
8/1/2005 (Insured: AMBAC)
Utah State University Hospital Board of Regents Revenue, 5.25% due	Aaa/AAA	1,000,000		1,086,410
8/1/2008 (Insured: MBIA)
		0.00%		Vermont
Vermont Educational & Health Buildings Financing Agency Revenue,	NR/BBB	470,000		485,942
6.00% due 9/1/2006 (Northwestern Medical Center Project)
-0.90%	Virginia
Alexandria Industrial Development Authority Revenue, 5.75% due	Aaa/AAA	1,010,000		1,101,173
10/1/2007 (Insured: AMBAC)
Alexandria Industrial Development Authority Revenue, 5.75% due	Aaa/AAA	1,070,000		1,193,285
10/1/2008 (Insured: AMBAC)
Alexandria Industrial Development Authority Revenue, 5.75% due	Aaa/AAA	1,130,000		1,280,471
10/1/2009 (Insured: AMBAC)
Alexandria Industrial Development Authority Revenue, 5.75% due	Aaa/AAA	1,195,000		1,369,697
10/1/2010 (Insured: AMBAC)
Chesterfield County Industrial Development, 5.50% due 10/1/2009	A3/BBB+	1,500,000		1,590,750
(Vepco Project)
Hampton G. O. Refunding Bond, 5.85% due 3/1/2007	Aa2/AA	545,000		548,390
Hampton Hospital Facilities Revenue Series A, 5.00% due 11/1/2005	Aa2/AA	500,000		511,705
Norton Industrial Development Authority Hospital Revenue Refunding	NR/A	1,460,000		1,623,447
Improvement, 5.75% due 12/1/2012 (Norton Community Hospital
Project; Insured: ACA)
Suffolk Redevelopment Housing Authority Refunding, 4.85% due	Aaa/NR	3,000,000		3,226,410
7/1/2031 put 7/1/2011 (Windsor at Potomac Project; Collateralized:
FNMA)
-4.70%	Washington
Conservation & Renewable Energy Systems Revenue Refunding, 5.00%	Aaa/AA-	1,000,000		1,067,650
due 10/1/2007 (Washington Conservation Project)
Energy Northwest Washington Electric Revenue Refunding Series A,	Aaa/AAA	2,000,000		2,233,920
5.375% due 7/1/2013 (Project Number 1; Insured: FSA)
Energy Northwest Washington Revenue Series A, 4.75% due 7/1/2007	A3/A-	1,675,000		1,734,463
(Wind Project)
Energy Northwest Washington Wind Project Revenue Series A, 4.95%	A3/A-	1,760,000		1,845,747
due 7/1/2008
Energy Northwest Washington Wind Project Revenue Series B, 4.95%	A3/A-	705,000		739,347
due 7/1/2008
Energy Northwest Washington Wind Project Revenue Series B, 5.20%	A3/A-	785,000		825,781
due 7/1/2010
Grant County Priest Rapids Hydroelectric, 6.00% due 1/1/2006	Aaa/AAA	335,000		347,388
(Insured: AMBAC)
Lewis County Public Utility District Refunding, 5.00% due 10/1/2007	Aaa/AA-	1,880,000		2,007,708
Seattle Municipal Light & Power Revenue Refunding, 4.75% due	Aaa/AAA	1,000,000		1,056,940
7/1/2007 (Insured: FSA)
Seattle Municipal Light & Power Revenue Refunding & Improvement,	Aaa/AAA	5,000,000		5,240,550
5.00% due 11/1/2006 (Insured: FSA)
Spokane County School District Number 354 Mead Refunding, 4.00% due	Aaa/NR	2,285,000		2,386,500
12/1/2007 (Insured: MBIA)
Spokane County School District Number 354 Mead Refunding, 4.00% due	Aaa/NR	1,375,000		1,446,747
12/1/2008 (Insured: MBIA)
Spokane Regional Solid Waste Refunding, 5.00% due 12/1/2005	Aaa/AAA	1,000,000		1,024,760
(Insured: AMBAC)
Spokane Regional Solid Waste Refunding, 5.00% due 12/1/2006	Aaa/AAA	1,000,000		1,046,730
(Insured: AMBAC)
Spokane Regional Solid Waste Refunding, 5.25% due 12/1/2007	Aaa/AAA	1,000,000		1,074,150
(Insured: AMBAC)
Spokane Washington Refunding, 5.00% due 12/15/2009	A2/AA-	2,150,000		2,271,776
Spokane Washington Refunding, 5.00% due 12/15/2010	A2/AA-	2,430,000		2,552,035
University of Washington Alumni Association Lease Revenue	Aaa/AAA	900,000		913,518
Refunding, 4.50% due 8/15/2005 (University of Washington Medical
Center Project; Insured: MBIA)
University of Washington Alumni Association Lease Revenue	Aaa/AAA	1,000,000		1,041,930
Refunding, 5.00% due 8/15/2006 (University of Washington Medical
Center Project; Insured: MBIA)
University of Washington Alumni Association Lease Revenue	Aaa/AAA	1,100,000		1,169,806
Refunding, 5.00% due 8/15/2007 (University of Washington Medical
Center Project; Insured: MBIA)
Washington Health Care Facilities, 5.50% due 12/1/2009 (Providence	Aaa/AAA	1,500,000		1,671,135
Services Project; Insured: MBIA)
Washington Public Power Supply, 5.40% due 7/1/2012 (Insured: FSA)	Aaa/AAA	900,000		1,010,052
Washington Public Power Supply Refunding Series A, 5.00% due	Aaa/AAA	2,500,000		2,714,125
7/1/2011 (Insured: FSA)
Washington Public Power Supply System Refunding Revenue, 0% due	Aaa/AA-	1,140,000		1,029,648
7/1/2008 (Nuclear Project Number 3)
Washington Public Power Supply System Series 96-A, 6.00% due	Aaa/AAA	1,655,000		1,744,784
7/1/2006 (Insured: MBIA)
Washington Public Power Supply Systems, 6.00% due 7/1/2008 (Nuclear	Aaa/AAA	1,000,000		1,112,690
Project Number 1; Insured: AMBAC)
Washington Public Power Supply Systems Revenue Refunding Series A,	Aaa/AAA	1,810,000		1,908,192
6.00% due 7/1/2006 (Nuclear Project Number 2; Insured: AMBAC)
Washington Public Power Supply Systems Revenue Refunding Series A,	Aaa/AAA	1,000,000		1,080,870
5.10% due 7/1/2010 (Nuclear Project Number 2; Insured: FSA)
Washington Public Power Supply Systems Revenue Refunding Series B,	Aaa/AA-	830,000		749,656
0% due 7/1/2008 (Nuclear Project Number 3)
Washington State Health Care Facilities Authority Revenue, 4.00%	Aaa/AAA	1,000,000		1,009,700
due 7/1/2005 (Overlake Hospital Medical Center Project; Insured:
MBIA)
Washington State Health Care Facilities Authority Revenue, 6.00%	Aaa/AAA	1,090,000		1,140,271
due 10/1/2006 (Sisters of Providence Project; Insured: AMBAC)
Washington State Motor Vehicle Fuel Tax Series B, 5.00% due	Aaa/AAA	5,075,000		5,397,161
7/1/2007 (Insured: FGIC)
Washington State Public Power Supply Systems Nuclear Project Number	Aaa/AA-	1,000,000		1,014,260
2 Revenue Refunding Series A, 4.90% due 7/1/2005
Washington State Public Power Supply Systems Revenue Refunding	Aaa/AAA	5,000,000		5,354,750
Series A, 6.00% due 7/1/2007 (Nuclear Project Number 1; Insured:
AMBAC)
Washington State Series A, 5.00% due 7/1/2008 (Insured: FGIC)	Aaa/AAA	6,810,000		7,367,671
-0.30%	West Virginia
Harrison County Nursing Facility Revenue Refunding, 5.625% due	NR/NR	455,000		468,222
9/1/2010 (Salem Health Care Corp. Project; LOC: Fleet Bank)
Pleasants County Pollution Control Revenue, 4.70% due 11/1/2007	Aaa/AAA	1,500,000		1,595,730
(Monongahela Power Co. Project; Insured: AMBAC)
West Virginia Statewide Commission Lottery Revenue Series 1997-A,	Aaa/AAA	2,000,000		2,034,660
5.50% due 7/1/2005 (Insured: MBIA)
-1.60%	Wisconsin
Bradley Pollution Control Revenue, 6.75% due 7/1/2009 (Owens	Ba1/BB+	1,500,000		1,747,500
Illinois Waste Project) (ETM)*
Milwaukee Wisconsin, 5.00% due 3/15/2005	Aa2/AA	3,325,000		3,345,748
Wisconsin State Health & Educational Facilities, 5.00% due	Aaa/AAA	2,835,000		3,051,764
8/15/2009 (Aurora Health Care Inc. Project; Insured: MBIA)
Wisconsin State Health & Educational Facilities Authority, 5.90%	Aaa/AAA	800,000		818,888
due 8/15/2005 (Wheaton Franciscan Services Inc. Project; Insured:
MBIA)
Wisconsin State Health & Educational Facilities Authority Revenue,	Aaa/AAA	2,000,000		2,204,280
6.00% due 8/15/2008 (Aurora Health Care Inc. Project; Insured:
MBIA)
Wisconsin State Health & Educational Facilities Authority Revenue	Aaa/AAA	1,000,000		1,017,200
Series A, 4.00% due 2/15/2006 (Gundersen Lutheran Hospital Project;
Insured: FSA)
Wisconsin State Health & Educational Facilities Authority Revenue	Aaa/AAA	1,000,000		1,050,910
Series A, 5.00% due 2/15/2007 (Gundersen Lutheran Hospital Project;
Insured: FSA)
Wisconsin State Health & Educational Facilities Authority Revenue	Aaa/AAA	1,860,000		2,011,423
Series A, 5.00% due 2/15/2009 (Gundersen Lutheran Hospital Project;
Insured: FSA)
Wisconsin State Health & Educational Facilities Hospital Sisters	Aaa/NR	5,825,000		6,108,386
Services Inc., 4.50% due 12/1/2023 put 12/1/2007 (Insured: FSA)
Wisconsin State Health & Educational Series A, 5.00% due 2/15/2008	Aaa/AAA	1,250,000		1,336,850
(Gundersen Lutheran Hospital Project; Insured: FSA)
-0.30%	Wyoming
West Park Hospital District Revenue, 5.90% due 7/1/2010 (Insured:	NR/A	1,615,000		1,702,662
ACA)
Wyoming Farm Loan Board Revenue, 0% due 4/1/2009	NR/AA-	2,500,000		2,159,050

TOTAL INVESTMENTS (100%) (Cost $1,361,367,068)				$1,403,546,618

†Credit ratings are unaudited
*Escrowed to maturity
Schedule of Investments
Thornburg California Limited Term Municipal Fund
CUSIPS: CLASS A - 532-723-202, CLASS C - 532-723-707, CLASS I - 532-723-889
NASDAQ SYMBOLS: CLASS A - LTCAX, CLASS C - LTCCX, CLASS I - LTCIX

Issuer-Description	Credit Rating† Moody's/S&P	Principal Amount	Value
ABAG Finance Authority, 4.75% due 10/1/2011 (California School of	A3/NR	435,000	$467,281
Mechanical Arts Project)
ABAG Finance Authority, 4.75% due 10/1/2012 (California School of	A3/NR	455,000	485,963
Mechanical Arts Project)
Alameda Certificates of Participation, 4.60% due 5/1/2011	NR/A+	425,000	458,014
Alum Rock Union Elementary School District General Obligation Refunding	Aaa/AAA	295,000	323,108
Bonds, 8.00% due 9/1/2006 (Insured: FGIC)
Alum Rock Union Elementary School District General Obligation Refunding	Aaa/AAA	380,000	436,411
Bonds, 8.00% due 9/1/2007 (Insured: FGIC)
Bay Area Government Associates Lease Series 2002, 5.00% due 7/1/2005	Aaa/AAA	785,000	796,932
(Insured: AMBAC)
Bay Area Government Associates Lease Series 2002, 4.00% due 7/1/2006	Aaa/AAA	765,000	786,351
(Insured: AMBAC)
Bay Area Government Association Rapid Transit, 4.875% due 6/15/2009	Aaa/AAA	835,000	836,837
(Insured: AMBAC)
Bonita Unified School District Certificates of Participation Refunding,	Aaa/AAA	750,000	809,422
4.50% due 5/1/2009 (Insured: MBIA)
Bonita Unified School District Certificates of Participation Refunding,	Aaa/AAA	700,000	755,671
4.50% due 5/1/2010 (Insured: MBIA)
California Health Facilities Financing, 5.50% due 10/1/2006 (Sisters of	Aa3/AA	1,235,000	1,301,702
Providence Project)
California Health Facilities Financing Authority Revenue Series B	A3/AAA	2,000,000	2,197,980
Refunding, 5.25% due 10/1/2013 (Kaiser Permanente Project) (ETM)*
California Health Facilities Financing Revenue, 6.40% due 10/1/2005	Aa3/AA	700,000	702,317
(Sisters of Providence Project)
California Housing Finance Authority Revenue Series 1985-B, 9.875% due	Aa2/AA-	670,000	696,184
2/1/2017
California Infrastructure & Economic Development Bank Revenue, 5.00%	Aaa/AAA	1,000,000	1,110,350
due 7/1/2010 (Bay Area Toll Bridges Project; Insured: FSA)
California Mobile Home Park Financing Series A, 4.75% due 11/15/2010	NR/A	500,000	533,800
(Rancho Vallecitos Project; Insured: ACA)
California Mobile Home Park Financing Series A, 5.00% due 11/15/2013	NR/A	570,000	611,536
(Rancho Vallecitos Project; Insured: ACA)
California Pollution Control Financing Authority Series A, 5.90% due	A2/A-	300,000	335,652
6/1/2014 (San Diego Gas & Electric Project)
California Pollution Control Solid Waste Authority, 6.75% due 7/1/2011	Aaa/NR	2,650,000	2,973,459
(ETM)*
California Pollution Control Solid Waste Authority Series B, 4.45% due	NR/BBB	1,500,000	1,511,385
7/1/2027 put 7/1/2005 (Waste Management Inc. Project)
California Rural HMFA Single Family Mortgage Revenue, 5.25% due	NR/AAA	45,000	45,381
6/1/2010 (Collateralized: GNMA/FNMA)
California Rural HMFA Single Family Mortgage Revenue, 5.65% due	NR/AAA	20,000	20,196
6/1/2010 (Collateralized: GNMA/FNMA)
California State, 6.40% due 2/1/2006 (Insured: MBIA)	Aaa/AAA	500,000	522,980
California State, 7.00% due 8/1/2006 (Insured: FGIC)	Aaa/AAA	1,005,000	1,080,566
California State, 7.50% due 10/1/2007 (Insured: MBIA)	Aaa/AAA	2,000,000	2,278,380
California State, 6.60% due 2/1/2010 (Insured: MBIA)	Aaa/AAA	560,000	658,420
California State, 6.50% due 9/1/2010 (Insured: AMBAC)	Aaa/AAA	1,250,000	1,481,375
California State, 5.50% due 3/1/2012 (Insured: FGIC)	Aaa/AAA	230,000	233,510
California State Department of Water Resources Power Series A, 5.50%	Aaa/AAA	2,000,000	2,278,560
due 5/1/2011 (Insured: MBIA)
California State Department of Water Resources Power Supply Series A,	A2/BBB+	2,580,000	2,815,941
5.50% due 5/1/2008
California State Department of Water Resources Power Supply Series A,	Aaa/AAA	800,000	888,192
5.25% due 5/1/2009 (Insured: MBIA)
California State Economic Recovery Series A, 5.00% due 1/1/2008	Aa3/AA-	1,000,000	1,076,330
California State Economic Recovery Series C-3, 2.10% due 7/1/2023 put	VMIG1/A-1+	3,000,000	3,000,000
1/3/2005 (Guaranty: Landesbank) (daily demand notes)
California State Public Works Board Lease Revenue, 5.50% due 6/1/2010	Aa2/A+	530,000	590,685
(Various Universities Project)
California State Public Works Board Lease Revenue Series A, 5.25% due	Aaa/AAA	2,000,000	2,098,120
1/1/2007 (Insured: AMBAC)
California State Refunding, 5.75% due 10/1/2010 (Insured: FSA)	Aaa/AAA	1,000,000	1,149,890
California State Veterans Bonds, 9.50% due 2/1/2010 (Insured: MBIA)	Aaa/AAA	1,000,000	1,308,710
California Statewide Community Development Authority, 5.00% due	Aaa/AAA	1,000,000	1,015,000
7/1/2005 (Insured: FSA)
California Statewide Community Development Authority Certificates of	Aa3/AA-	560,000	606,810
Participation, 5.25% due 7/1/2010 (St Joseph Health Systems Project)
California Statewide Community Development Authority Certificates of	Aaa/AAA	2,600,000	2,766,478
Participation, 5.30% due 12/1/2015 (Insured: FSA) (ETM)*
California Statewide Community Development Authority Revenue, 5.125%	Aaa/AAA	595,000	638,976
due 6/1/2008 (Louisiana Orthopedic Hospital Foundation Project;
Insured: AMBAC)
California Statewide Community Development Authority Revenue	Aaa/AAA	935,000	1,053,661
Certificates of Participation, 6.50% due 8/1/2012 (Cedars Sinai Center
Hospital Project; Insured: MBIA)
California Statewide Community Development Authority Revenue Series B,	NR/AAA	1,110,000	1,205,471
5.00% due 6/1/2008 (Hospital Monterey Peninsula Project; Insured: FSA)
California Statewide Community Development Authority Revenue Series B,	NR/AAA	1,180,000	1,297,209
5.00% due 6/1/2009 (Hospital Monterey Peninsula Project; Insured: FSA)
California Statewide Community Development Authority Revenue Series D,	VMIG2/A-1	1,000,000	1,030,560
4.35% due 11/1/2036 put 3/1/2007 (Kaiser Permanente Project)
California Statewide Community Development Authority Series 1996-A,	NR/NR	1,000,000	1,024,420
6.00% due 9/1/2005 (San Gabriel Medical Center Project; Insured:
California Health) (ETM)*
California Statewide Community Development Authority Solid Waste	NR/BBB	1,000,000	992,220
Revenue, 2.90% due 4/1/2011 put 4/1/2007 (Waste Management Inc. Project)
California Statewide Community Development Series E, 4.70% due	VMIG2/A-1	2,000,000	2,122,600
11/1/2036 put 6/1/2009 (Kaiser Permanente Project)
Capistrano Unified School District 92-1 Community Facilities District	NR/NR	920,000	1,034,448
Special Tax, 7.10% due 9/1/2021 pre-refunded 9/1/2007
Castaic Lake Water Agency Certificates of Participation Refunding	Aaa/AAA	1,000,000	1,123,650
Series A, 7.25% due 8/1/2007 (Water Systems Improvement Project;
Insured: MBIA)
Castaic Lake Water Agency Refunding Water Systems Improvement Project	Aaa/AAA	100,000	119,608
Series A, 7.25% due 8/1/2009 (Insured: MBIA)
Central Union High School District Imperial County Refunding, 5.00% due	Aaa/AAA	780,000	871,166
8/1/2011 (Insured: FGIC)
Central Union High School District Imperial County Refunding, 5.00% due	Aaa/AAA	830,000	925,550
8/1/2012 (Insured: FGIC)
Central Valley Financing Authority Revenue, 6.00% due 7/1/2009 (Carson	NR/BBB	620,000	640,522
Ice Project)
Central Valley School Districts Financing Authority, 0% due 2/1/2007	Aaa/AAA	205,000	194,752
(Insured: MBIA)
Coachella Valley California Unified School District Certificates of	Aaa/AAA	800,000	888,160
Participation Refunding, 5.00% due 9/1/2012 (Insured: MBIA)
East Side Union High School District Santa Clara County Series B,	Aaa/AAA	500,000	513,370
6.625% due 8/1/2005 (Insured: MBIA)
East Side Union High School District Santa Clara County Series B,	Aaa/AAA	700,000	749,021
6.625% due 8/1/2006 (Insured: MBIA)
East Side Union High School District Santa Clara County Series B,	Aaa/AAA	840,000	933,122
6.625% due 8/1/2007 (Insured: MBIA)
El Monte Certificates of Participation Senior Department Public	Aaa/AAA	2,730,000	2,989,350
Services Facility Phase II, 5.00% due 1/1/2009 (Insured: AMBAC)
Emeryville Public Financing Authority Revenue Series A, 5.00% due	Aaa/AAA	2,295,000	2,561,059
9/1/2012 (Emeryville Redevelopment Project; Insured: AMBAC)
Escondido Joint Powers Financing Authority Lease Revenue Refunding, 0%	Aaa/AAA	500,000	299,340
due 9/1/2013 (California Center For The Arts Project; Insured: AMBAC)
Escondido Multi Family Housing Revenue Refunding Bond Series 1997-A,	NR/AAA	3,015,000	3,101,018
5.40% due 1/1/2027 put 7/1/2007 (Terrace Gardens Project;
Collateralized: FNMA)
Fresno County Housing Authority Multi Family Revenue Refunding Series	NR/AAA	400,000	414,660
A, 4.90% due 11/1/2027 mandatory put 11/1/2007 (Housing Creek Park
Apartments Project; Collateralized: FNMA)
Hawaiian Gardens Redevelopment Agency Refunding, 5.50% due 12/1/2008	NR/BBB+	575,000	627,578
Imperial Irrigation District California Certificates of Participation,	Aaa/AAA	1,000,000	1,093,240
6.50% due 11/1/2007 (Electric Systems Project; Insured: MBIA)
Irvine Improvement Bond Act 1915 Assessment District Number 9716, 2.15%	VMIG1/A-1+	900,000	900,000
due 9/2/2022 put 1/3/2005 (LOC: Societe Generale) (daily demand notes)
Irwindale Community Redevelopment Agency, 6.60% due 8/1/2018	Baa3/NR	1,000,000	1,042,600
pre-refunded 8/1/2005
Julian Union High School District, 4.875% due 11/1/2005 (Insured: MBIA)	Aaa/AAA	155,000	158,613
Kern High School District, 7.00% due 8/1/2010 (ETM)*	Aaa/NR	165,000	199,513
Kern High School District Refunding Series A, 6.30% due 8/1/2011	Aaa/AAA	500,000	587,545
(Insured: MBIA)
Kern High School District Series B, 9.00% due 8/1/2006 (ETM)*	Aaa/AAA	680,000	751,849
Los Angeles Certificates of Participation, 5.00% due 2/1/2012 (Insured:	Aaa/AAA	1,400,000	1,548,358
MBIA)
Los Angeles Community Redevelopment Agency, 5.00% due 7/1/2009	NR/A	835,000	897,525
(Cinerama Dome Public Parking Project; Insured: ACA)
Los Angeles Community Redevelopment Agency, 5.75% due 7/1/2010	NR/A	435,000	485,194
(Cinerama Dome Public Parking Project; Insured: ACA)
Los Angeles Convention & Exhibition Center, 9.00% due 12/1/2020	Aaa/AAA	5,000	5,314
pre-refunded 12/1/2005
Los Angeles Convention & Exhibition Center Authority Certificates	Aaa/AAA	275,000	271,708
Refunding, 0% due 8/15/2005 (Insured: AMBAC)
Los Angeles County Capital Asset, 5.00% due 4/1/2008 (Insured: AMBAC)	Aaa/AAA	2,000,000	2,167,440
Los Angeles County Metropolitan Transportation Authority Sales Tax	Aaa/AAA	1,700,000	1,976,998
Revenue, 9.00% due 7/1/2007 (Insured: MBIA)
Los Angeles Department Airport Revenue Refunding Series A, 5.50% due	Aaa/AAA	700,000	716,086
5/15/2010 pre-refunded 5/15/2005 @ 101 (Insured: FGIC)
Los Angeles Department of Water & Power Revenue Refunding Series A	Aa3/AA-	1,000,000	1,091,000
Subseries A-1, 5.00% due 7/1/2008 (Power Systems Project)
Los Angeles Department of Water & Power Revenue Series A, 5.25% due	Aaa/AAA	3,000,000	3,392,160
7/1/2011 (Insured: MBIA)
Los Angeles Multi Family Revenue, 5.85% due 12/1/2027 put 12/01/2007	NR/AAA	1,935,000	2,013,193
(Collateralized: FNMA)
Los Angeles Regional Airport Lease Refunding, 5.25% due 1/1/2009	Aaa/AAA	1,590,000	1,710,236
(Facilities Laxfuel Corp. LA International Project; Insured: AMBAC)
Los Angeles Unified School District Series E, 5.50% due 7/1/2012	Aaa/AAA	2,500,000	2,868,150
(Insured: MBIA)
Moorpark Mobile Home Park Revenue Series A, 5.80% due 5/15/2010 (Villa	NR/A	1,205,000	1,252,140
Delaware Arroyo Project; Insured: ACA)
New Haven Unified School District Refunding, 12.00% due 8/1/2006	Aaa/AAA	1,400,000	1,608,404
(Insured: FSA)
New Haven Unified School District Refunding, 12.00% due 8/1/2008	Aaa/AAA	1,000,000	1,319,590
(Insured: FSA)
Northern California Power Agency Public Power Revenue, 5.65% due	Baa2/BBB+	360,000	390,327
7/1/2007 (Geothermal Project 3-A) (ETM)*
Northern California Power Agency Public Power Revenue, 5.65% due	Baa2/BBB+	340,000	364,568
7/1/2007
Northern California Power Agency Public Power Revenue Series A, 5.00%	Baa2/BBB+	4,000,000	4,006,400
due 7/1/2009 (Geothermal Project Number 3)
Oakland Redevelopment Agency, 7.40% due 5/1/2007 (Insured: AMBAC)	Aaa/AAA	50,000	50,218
Ontario Montclair School District Certificates of Participation	VMIG1/A-1	1,705,000	1,706,688
Refunding, 3.80% due 9/1/2028 put 8/31/2007 (School Facility Bridge
Funding Project; Insured: FSA)
Orange County Airport Revenue Bond, 6.00% due 7/1/2007 (Insured: MBIA)	Aaa/AAA	1,000,000	1,083,300
Orange County Local Transportation Authority Sales Tax Revenue, 6.00%	Aa2/AA+	510,000	531,991
due 2/15/2006
Orange County Recovery Certificates of Participation Series A, 6.00%	Aaa/AAA	600,000	634,284
due 7/1/2006 (Insured: MBIA)
Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)	Aaa/AAA	2,000,000	2,037,580
Piedmont Unified School District Series B, 0% due 8/1/2013 pre-refunded	Aa3/NR	1,000,000	652,000
8/1/2007
Pittsburg California Redevelopment Agency Tax Allocation Refunding,	Aaa/AAA	3,350,000	3,777,091
5.25% due 8/1/2012 (Los Medanos Community Development Project A;
Insured: MBIA)
Pleasanton Unified School District Series B, 0% due 8/1/2016	Aaa/AAA	1,000,000	540,750
pre-refunded 8/1/2005 @ 54.674 (Insured: MBIA)
Pomona Unified School District General Obligation, 5.35% due 2/1/2005	Aaa/AAA	580,000	581,671
(Insured: MBIA)
Pomona Unified School District General Obligation, 5.40% due 8/1/2005	Aaa/AAA	340,000	346,905
(Insured: MBIA)
Pomona Unified School District Refunding Series A, 6.10% due 2/1/2010	Aaa/AAA	320,000	369,078
(Insured: MBIA)
Porterville Certificates of Participation, 6.10% due 10/1/2005 (Water	Aaa/AAA	295,000	303,956
Systems Refunding Project; Insured: AMBAC)
Puerto Rico Commonwealth Highway & Transportation Authority, 5.50% due	Aaa/AAA	1,000,000	1,117,450
7/1/2009 (Insured: FSA)
Puerto Rico Commonwealth Highway & Transportation Authority Highway	Aaa/AAA	1,000,000	1,087,140
Revenue Refunding Series A, 5.00% due 7/1/2008 (Insured: FGIC)
Puerto Rico Municipal Finance Agency Series A, 6.00% due 7/1/2011	Aaa/AAA	600,000	702,882
(Insured: FSA)
Richmond Joint Powers Financing Authority Revenue Series A, 5.20% due	NR/NR	500,000	502,335
5/15/2005
Sacramento California Power Authority Revenue, 5.875% due 7/1/2015	Aaa/AAA	2,500,000	2,671,450
(Cogeneration Project; Insured: MBIA)
Sacramento County Sanitation District Financing Authority Revenue	Aa3/AA	560,000	639,436
Series A, 5.75% due 12/1/2009
Sacramento County Sanitation District Financing Authority Revenue	Aa3/AA	2,500,000	2,605,350
Series A, 5.875% due 12/1/2027 Crossover refunded 12/1/2005
Sacramento Municipal Utility District Electric Revenue Refunding Series	Aaa/AAA	330,000	334,468
C, 5.75% due 11/15/2007 (Insured: MBIA) (ETM)*
Salinas Redevelopment Agency Tax Allocation Series A, 0% due 11/1/2022	Aaa/AAA	1,450,000	553,886
(Insured: FSA)
San Bernardino County Multi Family Housing Revenue Refunding Series A,	Aaa/NR	3,000,000	3,213,240
4.75% due 12/15/2031 put 12/15/2011 (Collateralized: FNMA)
San Bernardino County Special Taxes Community Facilities District	NR/NR	190,000	200,826
2002-1, 5.10% due 9/1/2011
San Bernardino County Special Taxes Community Facilities District	NR/NR	205,000	216,654
2002-1, 5.20% due 9/1/2012
San Bernardino County Special Taxes Community Facilities District	NR/NR	300,000	317,424
2002-1, 5.30% due 9/1/2013
San Bernardino County Transportation Authority Sales Tax Revenue Series	Aaa/AAA	175,000	194,089
A, 6.00% due 3/1/2010 (Insured: FGIC) (ETM)*
San Diego County Regional Transportation Commission Sales Tax Revenue	Aaa/AA-	590,000	640,504
Series A, 6.00% due 4/1/2008 (ETM)*
San Diego Public Facilities Financing Authority Lease Revenue, 7.00%	Aaa/AAA	430,000	435,332
due 4/1/2005 (Insured: MBIA)
San Diego Public Facilities Financing Authority Lease Revenue, 7.00%	Aaa/AAA	455,000	482,227
due 4/1/2006 (Insured: MBIA)
San Diego Public Facilities Financing Authority Lease Revenue, 7.00%	Aaa/AAA	425,000	469,523
due 4/1/2007 (Insured: MBIA)
San Francisco Bay Area Transit Bridge Toll Notes, 5.625% due 8/1/2006	NR/A	1,400,000	1,466,136
(Insured: ACA)
San Francisco Bay Area Transit Financing Authority Bridge Toll Notes,	NR/A	1,000,000	1,018,710
5.50% due 8/1/2005 (Insured: ACA)
San Francisco International Airport Revenue Series Issue 13B, 8.00% due	Aaa/AAA	1,100,000	1,188,275
5/1/2007 (Insured: MBIA)
San Jose Evergreen Community College District Series C, 0% due 9/1/2011	Aaa/AAA	2,200,000	1,714,768
(Insured: AMBAC)
San Jose Financing Authority Lease Revenue Series D, 5.00% due 6/1/2039	Aaa/AAA	2,700,000	2,798,118
mandatory put 6/1/2006 (Civic Center Project; Insured: AMBAC)
San Marcos Public Facilities Authority Revenue Community Facilities	Aaa/NR	1,900,000	1,754,270
District 88-1, 0% due 3/1/2008 (ETM)*
San Marcos Public Facilities Authority Special Tax Revenue Series A,	NR/NR	2,000,000	2,240,320
6.45% due 9/1/2034 pre-refunded 9/1/2007 @102
Santa Clara County Financing Authority, 5.00% due 8/1/2005 (Measure B	A2/NR	1,250,000	1,269,275
Transportation Improvement Program)
Santa Clara County Financing Authority Special Obligation Measure B,	A2/NR	1,575,000	1,611,603
4.00% due 8/1/2006 (Transportation Improvement Program Project)
Santa Clara Valley Transportation Authority Sales Tax Revenue Measure	Aaa/AAA	1,000,000	1,030,860
A, 4.00% due 4/1/2036 put 10/2/2006 (Insured: AMBAC)
Santa Clara Valley Transportation Authority Sales Tax Revenue Measure	Aaa/AAA	3,410,000	3,598,437
A, 5.50% due 4/1/2036 put 10/2/2006 (Insured: AMBAC)
Santa Cruz County Certificates Refunding, 4.00% due 8/1/2005	A3/NR	610,000	616,179
Seal Beach Redevelopment Agency Mobile Home Park Revenue Series A,	NR/A	575,000	624,594
5.20% due 12/15/2013 (Insured: ACA)
South Orange County Public Finance Authority Special Tax Revenue, 7.00%	Aaa/AAA	1,435,000	1,481,939
due 9/1/2005 (Insured: MBIA)
South Orange County Public Financing Authority Special Tax Revenue	Aaa/AAA	1,500,000	1,785,945
Series C, 8.00% due 8/15/2008 (Foothill Area Project; Insured: FGIC)
Southeast Resources Recovery Facilities Authority Lease Revenue	Aaa/AAA	1,060,000	1,172,975
Refunding Series B, 5.375% due 12/1/2013 (Insured: AMBAC)
Southern California Revenue, 5.15% due 7/1/2015 (Public Power Project;	Aaa/AAA	350,000	389,956
Insured: AMBAC)
Southern California Revenue, 5.15% due 7/1/2015 (Public Power Project;	Aaa/AAA	250,000	278,540
Insured: AMBAC)
Stanton Multi Family Housing Revenue Bond Series 1997, 5.625% due	NR/AAA	3,250,000	3,453,905
8/1/2029 put 8/1/2009 (Continental Gardens Project; Collateralized:
FNMA)
Tri City Hospital District Revenue Refunding Series B, 6.00% due	Aaa/AAA	1,000,000	1,043,000
2/15/2006 (Insured: MBIA)
Ukiah Unified School District Certificates of Participation, 4.00% due	Aaa/AAA	2,380,000	2,452,162
9/1/2006 (Insured: MBIA)
Ukiah Unified School District Certificates of Participation, 5.00% due	Aaa/AAA	1,000,000	1,091,440
9/1/2008 (Insured: MBIA)
Ventura County Community College Series A, 5.00% due 8/1/2012 (Insured:	Aaa/AAA	500,000	557,560
MBIA)
Ventura Unified School District Series F, 6.75% due 8/1/2005 (Insured:	Aaa/AAA	115,000	118,190
FSA)
Victorville Redevelopment Agency Tax Allocation Bear Valley Road	Aaa/AAA	455,000	466,516
Special Escrow Fund A, 5.00% due 12/1/2014 (Insured: FSA)
Walnut Valley Unified School District, 9.00% due 8/1/2006 (ETM)*	Aaa/AAA	800,000	884,528
Walnut Valley Unified School District, 8.75% due 8/1/2010 (ETM)*	Aaa/AAA	1,000,000	1,300,650
Walnut Valley Unified School District Series A, 6.70% due 8/1/2005	Aaa/AAA	245,000	251,728
(Insured: MBIA)
Walnut Valley Unified School District Series A, 6.80% due 2/1/2007	Aaa/AAA	250,000	273,678
(Insured: MBIA)
Walnut Valley Unified School District Series A, 6.90% due 2/1/2008	Aaa/AAA	250,000	284,307
(Insured: MBIA)
Walnut Valley Unified School District Series A, 7.00% due 8/1/2008	Aaa/AAA	100,000	115,851
(Insured: MBIA)
Washington Township Health Care District Revenue, 5.00% due 7/1/2009	A2/NR	450,000	484,088
West Contra Costa Unified School District Series A, 6.50% due 8/1/2005	Aaa/AAA	570,000	584,957
(Insured: MBIA)
West Contra Costa Unified School District Series A, 7.00% due 8/1/2006	Aaa/AAA	595,000	639,934
(Insured: MBIA)
West Contra Costa Unified School District Series A, 7.00% due 8/1/2008	Aaa/AAA	655,000	758,824
(Insured: MBIA)
Whittier Solid Waste Revenue Refunding Series A, 5.375% due 8/1/2014	Aaa/AAA	1,000,000	1,012,690
(Insured: AMBAC)

TOTAL INVESTMENTS (Cost $170,591,870)			$175,030,157

†Credit ratings are unaudited
*Escrowed to maturity
Schedule of Investments Thornburg Intermediate Municipal Fund CUSIPS: CLASS A - 885-215-202, CLASS C - 885-215-780, CLASS I - 885-215-673 NASDAQ SYMBOLS: CLASS A - THIMX, CLASS C - THMCX, CLASS I - THMIX
Issuer-Description	Credit Rating† Moody's/S&P	Principal Amount		Value
-1.40%	Alabama
Alabama Docks Revenue, 6.00% due 10/1/2008 (Insured: MBIA)	Aaa/AAA	800,000		$898,072
Birmingham Carraway Alabama Special, 6.25% due 8/15/2009	NR/AAA	2,000,000		2,189,780
(Insured: Connie Lee)
East Alabama Health Care Authority Tax Anticipation Series A,	Aaa/AAA	1,515,000		1,555,829
4.00% due 9/1/2006 (Insured: MBIA)
Lauderdale County & Florence Health Group Series A, 5.75% due	Aaa/AAA	1,600,000		1,784,320
7/1/2013 (Insured: MBIA)
-0.70%	Alaska
Alaska Energy Authority Power Revenue Refunding Bradley Lake	Aaa/AAA	955,000		1,104,744
Fourth Series, 6.00% due 7/1/2011 (Insured: FSA)
Anchorage Alaska, 5.25% due 10/1/2008 (Insured: FGIC)	Aaa/AAA	485,000		495,927
Anchorage School Refunding, 6.00% due 10/1/2012 (Insured: FGIC)	Aaa/AAA	500,000		579,390
North Slope Borough Alaska, 0% due 6/30/2006 (Insured: MBIA)	Aaa/AAA	1,000,000		965,130
-1.40%	Arizona
Mohave County Industrial Development Correctional Facilities	NR/AAA	2,000,000		2,109,560
Series A, 5.00% due 4/1/2007 (Mohave Prison LLC Project;
Insured: XLCA)
Pima County Industrial Development Authority Series C, 6.70% due	Baa3/NR	2,715,000		2,840,542
7/1/2021 (Arizona Charter Schools Project)
Tucson G. O. Series D, 9.75% due 7/1/2012 (ETM)*	NR/AA	400,000		567,300
Tucson G. O. Series D, 9.75% due 7/1/2013 (ETM)*	NR/AA	500,000		726,300
-0.60%	Arkansas
Jefferson County Hospital Revenue Refunding & Improvement, 5.75%	NR/A	1,135,000		1,269,600
due 6/1/2012 (Regional Medical Center Project)
Jefferson County Hospital Revenue Refunding & Improvement, 5.75%	NR/A	1,200,000		1,333,032
due 6/1/2013 (Regional Medical Center Project)
-5.40%	California
California Department of Water Resources Power Series A, 5.75%	A2/BBB+	3,000,000		3,375,480
due 5/1/2017
California Housing Finance Authority Revenue Series 1985-B,	Aa2/AA-	675,000		701,379
9.875% due 2/1/2017
California State Series A-3, 2.10% due 5/1/2033 put 1/3/2005	VMIG1/A-1+	3,900,000		3,900,000
(daily demand notes)
California Statewide Community Development Authority Certificate	Aaa/AAA	4,500,000		4,891,500
of Participation, 5.50% due 10/1/2007 (Unihealth America
Project; Insured: AMBAC) (ETM)*
Camino Hospital District Revenue Series A, 6.25% due 8/15/2017	Aaa/AAA	1,000,000		1,186,660
(ETM)*
Escondido Joint Powers Financing Authority Lease Revenue, 0% due	Aaa/AAA	1,740,000		1,549,957
9/1/2007 (Center for the Arts Project; Insured: AMBAC)
Golden West Schools Financing Authority Capital Appreciation, 0%	Aaa/AAA	2,140,000		1,043,271
due 8/1/2018 (Insured: MBIA)
Irvine Improvement Bond Act 1915 Adjusted Assessment District,	VMIG1/A-1	1,000,000		1,000,000
2.15% due 9/2/2024 put 1/3/2005 (daily demand notes)
Irwindale Community Redevelopment Agency, 6.60% due 8/1/2018	Baa3/NR	500,000		521,300
pre-refunded 8/1/2005
Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured:	Aaa/AAA	2,280,000		2,322,841
MBIA)
San Diego County Water Authority Revenue & Refunding Series	Aaa/AAA	500,000		577,680
1993-A, 9.363% due 4/25/2007 (Insured: FGIC)
San Marcos Certificate of Participation Series C, 0% due	NR/AAA	145,000		143,301
8/15/2005 (ETM)*
San Marcos Certificate of Participation Series D, 0% due	NR/AAA	740,000		730,624
9/2/2005 (ETM)*
Stanton Multi Family Housing Revenue Bond Series 1997, 5.625%	NR/AAA	1,480,000		1,572,855
due 8/1/2029 put 8/1/2009 (Continental Gardens Project;
Collateralized: FNMA)
Sulphur Springs School District G. O. Series B, 5.70% due	NR/A	800,000		804,896
3/1/2005
Sunline Transit Agency Certificate of Participation Series A,	A/NR	215,000		218,937
5.75% due 7/1/2005
-4.80%	Colorado
Adams County Communication Center Series A, 5.75% due 12/1/2016	Baa1/NR	1,265,000		1,342,469
Arvada Industrial Development Revenue, 5.25% due 12/1/2007	NR/NR	65,000		65,467
(Wanco Inc. Project; LOC: US Bank, N.A.)
Arvada Industrial Development Revenue, 5.60% due 12/1/2012	NR/NR	450,000		465,732
(Wanco Inc. Project; LOC: US Bank, N.A.)
Central Platte Valley Metropolitan District, 5.15% due 12/1/2013	NR/AAA	1,000,000		1,120,840
pre-refunded 12/1/2009
Central Platte Valley Metropolitan District Refunding Series A,	NR/A-1	2,000,000		2,130,000
5.00% due 12/1/2031 put 12/1/2009 (LOC: US Bank)
Colorado Educational & Cultural Facilities Refunding, 6.00% due	Baa2/NR	500,000		517,295
4/1/2021 (Charter School Cherry Creek Project)
Colorado Housing Finance Authority Single Family Program	A1/A+	35,000		35,222
Subordinated Series C, 5.75% due 10/1/2007
Colorado Student Obligation Bond Student Loan Senior	A2/NR	1,570,000		1,605,796
Subordinated Series B, 6.20% due 12/1/2008
Denver City & County Certificates of Participation Series B,	Aa2/AA	2,465,000		2,718,673
5.00% due 12/1/2011
El Paso County School District 11, 7.10% due 12/1/2013	Aa3/AA-	500,000		632,185
Glendale Certificates of Participation, 5.40% due 8/15/2008	NR/BBB	675,000		683,863
(Education Center Project)
Interstate South Metropolitan District Refunding, 6.00% due	NR/AA	2,395,000		2,434,565
12/1/2020 (LOC: BNP Paribas)
Larimer County G. O., 8.45% due 12/15/2005 (Poudre School	Aa3/NR	2,830,000		2,997,338
District Project)
Northwest Parkway Public Highway Authority Capital Appreciation	Aaa/AAA	1,005,000		819,939
Senior Convertible C, 0% due 6/15/2014 (Insured: FSA)
Plaza Metropolitan District 1 Colorado Revenue Public	NR/NR	2,500,000		2,610,775
Improvement Fee/Tax Increment, 7.70% due 12/1/2017
Southlands Metropolitan District Number 1 G. O., 7.00% due	NR/NR	1,370,000		1,365,520
12/1/2024
Thornton County Single Family Mortgage Revenue Series 1992-A,	A3/NR	35,000		35,022
8.05% due 8/1/2009
-0.40%	Delaware
Delaware State Health Facilities Authority Revenue Series A,	NR/AA	1,500,000		1,601,355
5.25% due 5/1/2016 (Nanticoke Memorial Hospital Project;
Insured: Radian)
-1.10%	District of Columbia
District of Columbia Hospital Revenue, 5.375% due 8/15/2015	Aaa/AAA	600,000		653,136
(ETM)*
District of Columbia Refunding Series B, 6.00% due 6/1/2015	Aaa/AAA	3,000,000		3,569,550
(Insured: MBIA)
District of Columbia Tax Increment Capital Appreciation, 0% due	Aaa/AAA	1,500,000		761,550
7/1/2019 (Mandarin Oriental Project; Insured: FSA)
-3.30%	Florida
Broward County Resource Recovery Revenue, 5.00% due 12/1/2007	A3/AA	1,500,000		1,594,800
Deltona Utility Systems Revenue, 5.25% due 10/1/2015 (Insured:	Aaa/AAA	1,000,000		1,118,490
MBIA)
Escambia County Health Facility Revenue, 5.95% due 7/1/2020	Aaa/NR	3,000,000		3,054,510
(Florida Health Care Facility Loan Project; Insured: AMBAC)
Florida Board of Education Capital Outlay Refunding Public	Aa2/AA+	1,200,000		1,350,936
Education Series D, 5.75% due 6/1/2018
Orange County School Board Certificates of Participation Series	VMIG1/AAA	900,000		900,000
B, 2.15% due 8/1/2027 put 1/3/2005 (Insured: MBIA) (daily demand notes)
Pasco County Housing Finance Authority MFHR, 5.50% due 6/1/2027	NR/AA-	2,000,000		2,063,300
put 6/1/2008 (Cypress Trail Apartments Project; Guaranty: Axa
Reinsurance)
Port Everglades Authority Port Improvement Revenue Refunding	Aaa/AAA	3,635,000		3,642,633
Series A, 5.00% due 9/1/2016 (Insured: FSA)
Turtle Run Community Development District Refunding Water	Aaa/AAA	1,000,000		1,088,890
Management Benefit Special Assessment, 5.00% due 5/1/2011
(Insured: MBIA)
-0.10%	Georgia
Georgia Municipal Electric Authority Power Revenue Unrefunded	A1/A+	235,000		309,187
Series Y, 10.00% due 1/1/2010
-0.70%	Hawaii
Hawaii Department of Budget & Finance, 6.40% due 7/1/2013	Aaa/AAA	2,000,000		2,410,200
(Insured: MBIA)
Hawaii Housing Finance Development Corp. Series B, 5.85% due	Aaa/AAA	900,000		920,979
7/1/2017 (Collateralized: FNMA)
-0.20%	Idaho
Boise City Industrial Development Corp., 5.40% due 12/15/2009	A1/NR	985,000		986,497
(Western Trailer Co. Project; LOC: First Security)
-12.20%	Illinois
Central Lake County Joint Action Water Agency Series 1991, 0%	Aaa/AAA	300,000		297,993
due 5/1/2005 (Insured: MBIA)
Champaign County Community Unit Series C, 0% due 1/1/2011	Aaa/AAA	800,000		645,256
pre-refunded 1/1/2010 @ 94.672 (Insured: FGIC)
Chicago Housing Authority Capital, 5.00% due 7/1/2008	Aa3/AA	3,020,000		3,234,843
Chicago Midway Airport Revenue Refunding Second Lien Series A,	Aaa/AAA	1,210,000		1,266,229
5.00% due 1/1/2019 (Insured: AMBAC)
Chicago Park District Harbor, 5.75% due 1/1/2011	A2/NR	600,000		688,920
Chicago Tax Increment Allocation Lincoln Belmont A, 5.30% due	NR/A	2,285,000		2,391,001
1/1/2014 (Insured: ACA)
Chicago Wastewater Transmission Revenue Refunding Second Lien,	Aaa/AAA	650,000		738,569
5.50% due 1/1/2013 (Insured: MBIA)
Cicero Refunding Tax Increment Series A, 4.50% due 1/1/2008	Aaa/AAA	885,000		935,852
(Insured: FGIC)
Cook County Capital Improvement, 5.50% due 11/15/2008 (Insured:	Aaa/AAA	500,000		532,790
FGIC)
Cook County School District Class A, 0% due 12/1/2022	NR/NR	4,200,000		1,502,634
Du Page County School District Capital Appreciation, 0% due	Aaa/NR	655,000		551,373
2/1/2010 (Insured: FGIC)
Freeport Illinois, 5.375% due 1/1/2018	Aaa/AAA	1,500,000		1,653,015
Illinois Development Finance Authority Revenue, 6.00% due	Aaa/AAA	2,860,000		3,269,409
11/15/2012 (Insured: MBIA)
Illinois Development Finance Authority Revenue Refunding	NR/BBB	720,000		757,598
Community Rehab Providers A, 5.90% due 7/1/2009
Illinois Development Financing Authority, 7.125% due 3/15/2007	NR/AA-	500,000		501,865
(Children's Home & Aid Society Project; LOC: Bank One)
Illinois Development Financing Authority Debt Restructuring	NR/A	820,000		839,582
Revenue Series 1994, 7.25% due 11/15/2009 (East St. Louis
Project)
Illinois Educational Facilities Authority Revenues Adjusted,	A2/A	1,160,000		1,193,837
4.75% due 11/1/2036 put 11/1/2016 @ 100 (Field Museum Project)
Illinois Educational Facilities Authority Revenues Capital	Aaa/AAA	475,000		231,981
Appreciation, 0% due 7/1/2014 pre-refunded 7/1/2009 @ 57.17
(Insured: MBIA)
Illinois Educational Facilities Authority Revenues Loyola	Aaa/AAA	230,000		269,461
University A, 6.00% due 7/1/2012 (Insured: MBIA) (ETM)*
Illinois Educational Facilities Authority Revenues Midwestern	NR/A	1,500,000		1,562,625
University B, 5.50% due 5/15/2018 (Insured: ACA)
Illinois Educational Facilities Authority Revenues Unrefunded	Aaa/AAA	1,540,000		1,599,799
Balance Loyola A, 5.00% due 7/1/2006 (Insured: MBIA)
Illinois Educational Facilities Authority Revenues Unrefunded	Aaa/AAA	770,000		891,706
Balance Loyola A, 6.00% due 7/1/2011 (ETM)*
Illinois Educational Facilities Authority Revenues Unrefunded	Aaa/AAA	1,080,000		1,250,586
Balance Loyola A, 6.00% due 7/1/2012 (ETM)*
Illinois Health Facilities Authority Revenue, 5.50% due	A2/A	1,055,000		1,156,702
10/1/2009 (Decatur Memorial Hospital Project)
Illinois Health Facilities Authority Revenue, 7.60% due	Aaa/AAA	101,000		101,619
8/15/2010 (Insured: FSA)
Illinois Health Facilities Authority Revenue Series A, 5.75% due	Aaa/AAA	1,900,000		2,160,737
8/15/2013 pre-refunded 8/15/2009 @ 101 (Children's Memorial
Hospital Project; Insured: AMBAC)
Illinois Health Facilities Authority Revenue, 5.70% due	Aaa/NR	990,000		1,074,546
2/20/2021 (Midwest Care Center Project; Collateralized: GNMA)
Illinois Health Facilities Authority Revenue Healthcare Systems,	A2/A	1,250,000		1,345,650
6.25% due 11/15/2019 (OSF Healthcare Project)
Illinois Health Facilities Authority Revenue Series A, 7.60% due	Aaa/AAA	32,000		33,644
8/15/2010 (Insured: FSA)
Illinois University Revenues, 5.25% due 1/15/2018 (UIC South	Aaa/AAA	1,205,000		1,327,898
Campus Development Project; Insured: FGIC)
Jackson & Williamson Countys, Illinois, 7.50% due 12/1/2009	Aaa/AAA	680,000		822,521
(Insured: AMBAC)
Lake County Community High School Capital Appreciation Series B,	Aaa/NR	5,550,000		4,065,708
0% due 12/1/2012 (Insured: FGIC)
Marion Refunding, 5.00% due 9/15/2012 (Insured: FGIC)	Aaa/AAA	755,000		831,104
McHenry County School District Woodstock G. O., 6.80% due	Aaa/AAA	710,000		741,623
1/1/2006 (Insured: FSA)
Melrose Park Tax Increment Series B, 6.50% due 12/15/2015	Aaa/AAA	1,015,000		1,191,691
(Insured: FSA)
Sangamon County Property Tax Lease Receipts, 7.45% due 11/15/2006	Aa3/NR	560,000		597,570
Sangamon County School District Series A, 5.875% due 8/15/2018	NR/A	2,400,000		2,610,816
(Hay Edwards Project)
Sherman Revenue Refunding Mortgage, 6.10% due 10/1/2014	NR/AAA	1,170,000		1,278,377
(Collateralized: GNMA)
Sherman Revenue Refunding Mortgage, 6.20% due 10/1/2019	NR/AAA	1,600,000		1,739,216
(Collateralized: GNMA)
Southern Illinois University Revenues, 0% due 4/1/2014 (Insured:	Aaa/AAA	1,425,000		969,271
MBIA)
Southwestern Illinois Development Authority Revenue, 5.375% due	Baa2/BBB+	500,000		515,210
8/15/2015
University of Illinois Revenue Capital Appreciation, 0% due	Aaa/AAA	1,590,000		1,081,502
4/1/2014 (Insured: MBIA)
West Chicago Industrial Development Revenue, 6.90% due 9/1/2024	NR/A+	1,000,000		1,023,470
(Leggett & Platt Inc. Project)
Will & Kendall Counties Community Series B, 5.125% due 1/1/2014	Aaa/AAA	1,000,000		1,093,820
(Insured: FSA)
Will County Community School 365-U Capital Appreciation, 0% due	Aaa/AAA	3,000,000		2,322,990
11/1/2011 (Insured: FSA)
-6.40%	Indiana
Allen County Economic Development, 5.80% due 12/30/2012 (Indiana	NR/NR	895,000		953,515
Institute of Technology Project)
Allen County Economic Development, 5.75% due 12/30/2015 (Indiana	NR/NR	1,355,000		1,481,056
Institute of Technology Project)
Allen County War Memorial Series A, 5.25% due 11/1/2013	Aaa/NR	1,000,000		1,103,310
(Insured: AMBAC)
Boone County Hospital Association, 5.625% due 1/15/2015	Aaa/AAA	1,000,000		1,119,500
(Insured: FGIC)
Dyer Redevelopment Authority, 6.40% due 7/15/2015	NR/BBB+	1,515,000		1,667,121
Dyer Redevelopment Authority, 6.50% due 7/15/2016	NR/BBB+	1,910,000		2,101,439
East Chicago Elementary School Building First Mortgage Series A,	NR/A	350,000		388,108
6.25% due 7/5/2008
Gary Building Corp. - Lake County First Mortgage Series 1994-B,	NR/NR	935,000		962,938
8.25% due 7/1/2010 (Sears Building Project)
Goshen Chandler School Building Capital Appreciation Refunding,	Aaa/AAA	1,020,000		820,927
0% due 1/15/2011 (Insured: MBIA)
Hamilton Southeastern Indiana, 6.25% due 7/15/2006 (North	Aaa/AAA	1,980,000		2,097,097
Delaware School Building Project; Insured: AMBAC)
Huntington Economic Development Revenue, 6.40% due 5/1/2015	NR/NR	1,000,000		1,062,050
(United Methodist Memorial Project)
Indiana Bond Bank Common School Fund Advanced Purchase Funding,	Aaa/AAA	700,000		761,810
5.00% due 2/1/2009 (Insured: AMBAC)
Indiana Bond Bank Special Program Hendrick's Redevelopment	NR/A+	1,500,000		1,647,000
Series B, 6.20% due 2/1/2023 pre-refunded 2/1/2007 @ 102 (LOC:
Canadian Imperial Bank)
Indiana Health Facility Hospital Revenue, 5.75% due 9/1/2015	NR/AA-	575,000		605,170
(ETM)*
Indiana Health Facility Hospital Revenue, 5.40% due 2/15/2016	Aaa/AAA	1,000,000		1,099,170
(Clarian Health Obligation Group Project; Insured: MBIA)
Indiana Public School Building Corp. First Mortgage, 6.00% due	NR/AA	910,000		987,696
7/5/2007 (Insured: State Aid Witholding)
Indiana State Educational Facilities Authority Revenue, 5.65%	NR/A-	1,065,000		1,155,365
due 10/1/2015 (University of Indianapolis Project)
Indiana State Educational Facilities Authority Revenue, 5.70%	NR/A-	1,025,000		1,114,585
due 10/1/2016 (University of Indianapolis Project)
Indianapolis Economic Development Revenue, 5.50% due 6/1/2014	Aa3/NR	500,000		550,000
Indianapolis Local Public Improvement Bond Bank, 0% due 7/1/2009	Aa2/AA-	740,000		647,485
(ETM)*
Portage Township Multi School Bldg., 5.50% due 7/15/2015	Aaa/AAA	500,000		561,385
(Insured: FGIC)
Rockport Pollution Control Revenue Series A, 4.90% due 6/1/2025	Baa2/BBB	2,680,000		2,764,072
put 6/1/2007 (Indiana Michigan Power Co. Project)
Wawasee Community School Corp. First Mortgage, 5.50% due	NR/AA-	1,200,000		1,354,920
7/15/2012
West Clark School Building Corp. First Mortgage, 5.75% due	Aaa/AAA	1,685,000		1,911,818
7/15/2017 (Insured: FGIC and State Aid Withholding)
-1.90%	Iowa
Iowa Department of General Services Certificate of Participation	Aaa/AAA	1,780,000		1,786,337
Series 1992, 6.50% due 7/1/2006 (Insured: AMBAC) (ETM)*
Iowa Finance Authority Health Care Facilities, 6.00% due	A1/NR	1,000,000		1,098,900
7/1/2013 (Genesis Medical Center Project)
Iowa Finance Authority Hospital Facility Revenue, 6.00% due	Aaa/AAA	1,000,000		1,160,090
7/1/2012 (Trinity Regional Hospital Project; Insured: FSA)
Iowa Finance Authority Hospital Facility Revenue, 6.75% due	A1/NR	1,000,000		1,115,150
2/15/2016
Iowa Finance Authority Revenue, 6.00% due 12/1/2018 (Catholic	Aa2/AA	2,000,000		2,227,520
Health Initiatives Project)
Iowa Finance Authority Revenue Refunding Trinity Health Series	Aa3/AA-	1,250,000		1,373,525
B, 5.75% due 12/1/2015
-1.10%	Kansas
Wichita Hospital Revenue Refunding Improvement Series XI, 6.75%	NR/A+	4,200,000		4,755,030
due 11/15/2019 (Christi Health System Project)
-1.30%	Kentucky
Kentucky Economic Development Finance Authority Series C, 0% due	Aaa/AAA	4,000,000		4,392,560
10/1/2015 (Norton Healthcare Project; Insured: MBIA)
Paintsville First Mortgage Revenue Refunding Series 1991, 8.65%	NR/NR	570,000		571,391
due 9/1/2005 (Paul B. Hall Medical Center Project)
Wilmore Housing Facilities Revenue, 5.55% due 7/1/2013 (LOC:	NR/NR	725,000		764,955
Allied Irish Bank PLC)
-1.90%	Louisiana
East Baton Rouge Mortgage Financing Authority Purchase Revenue,	NR/AAA	482		487
8.25% due 2/25/2011 (Collateralized: GNMA)
Jefferson Sales Tax District Revenue Series B, 5.50% due	Aaa/AAA	1,595,000		1,770,546
12/1/2008 (Insured: AMBAC)
Louisiana Local Govt. Environment Series A, 4.10% due 9/1/2007	Baa1/NR	390,000		392,137
(Housing Bellemont Apts. Project)
Louisiana State Offshore Terminal Refunding Series D, 4.00% due	A3/A	3,250,000		3,333,492
9/1/2023 put 9/1/2008 (Loop LLC Project)
Morehouse Parish Pollution Revenue Refunding Series A, 5.25% due	Baa2/BBB	3,000,000		3,240,390
11/15/2013 (International Paper Co. Project)
-0.50%	Massachusetts
Massachusetts Development Finance Agency Refunding, 6.25% due	NR/NR	1,125,000		1,055,059
1/1/2015 (Odd Fellows Home Project)
Massachusetts Industrial Financing Agency Revenue Series A,	Aaa/AAA	1,100,000		1,112,012
6.125% due 12/1/2011 (Insured: MBIA)
-1.30%	Michigan
Kalamazoo Hospital Finance Authority Revenue Series 1994-A,	Aaa/AAA	650,000		786,513
6.25% due 6/1/2014 (Borgess Medical Center Project) (ETM)*
Kent Hospital Finance Authority Michigan Hospital, 7.25% due	Aaa/AAA	1,000,000		1,197,930
1/15/2013 (Insured: MBIA)
Michigan State Building Authority Revenue Refunding Facilities	Aaa/AAA	2,450,000		2,692,183
Program Series I, 5.25% due 10/15/2017 (Insured: FSA)
Southfield Economic Development Corp. Refunding Revenue N.W. 12	NR/NR	1,355,000		1,355,203
Limited Partnership, 7.25% due 12/1/2010
-0.40%	Minnesota
Minneapolis St. Paul Health, 6.00% due 12/1/2018 (Healthpartners	Baa1/BBB+	1,000,000		1,079,470
Obligation Group Project)
Southern Minnesota Municipal Power Agency Supply, pre-refunded	Aaa/AAA	700,000		767,074
to various dates, Series A, 5.75% due 1/1/2018 (Insured: MBIA)
-0.50%	Mississippi
Mississippi Higher Educational Authority Series C, 7.50% due	A2/NR	1,500,000		1,503,165
9/1/2009
Mississippi Hospital Equipment Revenue, 6.40% due 1/1/2007 (Rush	NR/AAA	635,000		657,155
Foundation Project; Guaranty: Connie Lee)
-1.00%	Missouri
Missouri Development Finance Board Healthcare Series A, 5.40%	Aa3/NR	2,025,000		2,113,634
due 11/1/2018 (Lutheran Home Aged Project; LOC: Commerce Bank)
Platte County Certificates of Participation, 4.00% due 9/1/2006	NR/AA-	1,310,000		1,344,663
St. Louis Municipal Finance Corp. Leasehold Revenue, 6.25% due	Aaa/AAA	1,175,000		1,181,098
2/15/2012 pre-refunded 2/1/2005
-0.20%	Nebraska
Madison County Hospital Authority 1 Hospital Revenue, 5.50% due	NR/AA	845,000		922,799
7/1/2014 (Faith Regional Health Services Project; Insured:
Radian)
-1.50%	Nevada
Clark County Pollution Control Revenue Series B, 6.60% due	Aaa/AAA	640,000		642,381
6/1/2019 (Nevada Power Co. Project; Insured: FGIC)
Las Vegas Special Improvement District Refunding Senior Local	Aaa/AAA	1,205,000		1,321,234
Improvement Series A, 5.375% due 6/1/2013 (Insured: FSA)
Washoe County Capital Appreciation Reno Sparks Series B, 0% due	Aaa/AAA	2,600,000		2,040,870
7/1/2011 (Insured: FSA)
Washoe County School District Refunding Series B, 5.00% due	Aaa/AAA	2,350,000		2,584,789
6/1/2010 (Insured: FGIC)
-1.90%	New Hampshire
Manchester Housing & Redevelopment Authority, 0% due 1/1/2017	NR/A	5,140,000		2,756,634
(Insured: Radian)
Manchester Housing & Redevelopment Authority Capital	NR/A	4,990,000		2,800,737
Appreciation Series B, 0% due 1/1/2016 (Insured: Radian)
New Hampshire Pollution Refunding Central Maine Power Co.,	A3/BBB+	3,000,000		3,229,590
5.375% due 5/1/2014
-2.20%	New Jersey
New Jersey EDA Refunding Revenue, 7.50% due 12/1/2019 (Spectrum	A3/A	240,000		240,977
for Living Development Project; LOC: PNC Bank)
New Jersey State Transit Corp., 5.00% due 10/1/2009 (Insured:	Aaa/AAA	1,700,000		1,859,647
FSA)
New Jersey State Transit Corp. Federal Transit Administration	Aaa/AAA	2,300,000		2,482,022
Grants Series B, 5.50% due 9/15/2007 (Insured: AMBAC)
New Jersey State Transport Trust Fund Authority Series C, 5.50%	A1/A+	5,000,000		5,537,250
due 6/15/2017 (Transportation Systems Project)
-2.40%	New Mexico
Albuquerque Airport Revenue Refunding, 5.00% due 7/1/2008	Aaa/AAA	2,380,000		2,550,955
(Insured: AMBAC)
Albuquerque Gross Receipt and Lodgers Tax, 1.98% due 7/1/2023	VMIG1/A1+	200,000		200,000
put 1/10/2005 (weekly demand note)
Farmington Pollution Control Revenue, 2.15% due 9/1/2024 put	P1/A-1+	6,000,000		6,000,000
1/3/2005 (LOC: Barclays Bank) (daily demand notes)
University of New Mexico Hospital Mortgage Revenue Bonds, 5.00%	Aaa/AAA	2,000,000		2,122,660
due 1/1/2018 (Insured: FSA & FHA)
-3.20%	New York
Long Island Power Authority General Series B, 5.00% due 12/1/2006	Baa1/A-	2,000,000		2,095,380
Metro Transportation Authority New York Service Control Series	A2/AA-	1,080,000		1,126,224
B, 5.25% due 7/1/2006
Nassau Health Care Corp., 6.00% due 8/1/2011 (Insured: FSA)	Aaa/AAA	1,000,000		1,163,610
New York Adjustment Adjusted Series H Subseries H 3, 2.15% due	VMIG1/A1+	1,200,000		1,200,000
8/1/2023 put 1/3/2005 (daily demand notes)
New York City Industrial Development Agency Series A, 5.00% due	NR/A	1,175,000		1,255,264
6/1/2010 (Lycee Francais De New York Project; Insured: ACA)
New York City Trust Cultural Resources, 5.75% due 7/1/2015	NR/A	875,000		947,949
(Museum of American Folk Art Project; Insured: ACA)
New York Housing Finance Service Series A, 6.375% due 9/15/2015	A2/AAA	220,000		243,089
pre-refunded 9/15/2007 @ 100
New York Municipal Water Finance Authority Water & Sewer Systems	VMIG1/A1+	600,000		600,000
Revenue Series C, 2.10% due 6/15/2024 put 1/3/2005 (Insured:
FGIC) (daily demand notes)
New York Series E, 6.00% due 8/1/2008 pre-refunded 8/1/2006 @	Aaa/AAA	910,000		977,677
			101.50
New York Series E, 6.00% due 8/1/2008 (Insured: FGIC)	Aaa/AAA	1,025,000		1,092,568
New York State Dormitory Authority School Districts Financing	Aaa/AAA	1,000,000		1,172,370
Program Series E, 9.00% due 10/1/2007 (Insured: MBIA)
Port Authority New York & New Jersey Special Obligation, 6.25%	Aaa/AAA	2,200,000		2,517,438
due 12/1/2011 (JFK International Air Terminal 6 Project;
Insured: MBIA)
-0.30%	North Carolina
North Carolina Eastern Municipal Power Refunding Series A, 5.70%	Aaa/AAA	1,200,000		1,297,788
due 1/1/2013 (Insured: MBIA)
-0.10%	North Dakota
Grand Forks Health Care System Revenue Bonds Series 1997, 6.25%	Aaa/AAA	365,000		387,009
due 8/15/2006 (Altra Health Systems Obligated Group Project;
Insured: MBIA)
-2.70%	Ohio
Butler County Transportation Improvement, 6.00% due 4/1/2010	Aaa/AAA	1,000,000		1,120,640
(Insured: FSA)
Central Ohio Solid Waste Authority Series B, 5.00% due 12/1/2008	Aa2/AA+	2,530,000		2,747,782
Cleveland Cuyahoga County Development Bond Fund A, 6.25% due	NR/NR	1,490,000		1,549,272
5/15/2016 (LOC: FifthThird Bank)
Franklin County Health Care Revenue Series 1995-A, 6.00% due	Aa2/NR	1,100,000		1,143,054
11/1/2010 (Heinzerling Foundation Project; LOC: Banc One)
Franklin County Hospital, 5.80% due 12/1/2005 (Doctors Project)	A3/NR	500,000		506,510
(ETM)*
North Ridgeville Economic Development, 0% due 2/1/2015	NR/A	575,000		251,292
Ohio Pollution Control Revenue Refunding, 5.625% due 3/1/2015	Baa2/BBB-	2,000,000		2,155,920
(General Motors Corp. Project)
Ohio State Higher Educational Facility Revenue, 5.05% due	A2/A	1,600,000		1,696,064
7/1/2037 put 7/1/16 (Kenyon College Project)
Reynoldsburg Health Care Facilities Revenue Bonds Series 1997,	Aaa/NR	760,000		814,690
5.70% due 10/20/2012 (Collateralized: GNMA)
-3.20%	Oklahoma
Oklahoma City Municipal Improvement Authority, 0% due 7/1/2008	Aaa/AAA	1,020,000		927,007
(Insured: AMBAC)
Oklahoma City Municipal Water & Sewer Capital Appreciation	Aaa/AAA	500,000		483,140
Series C, 0% due 7/1/2006 (Insured: AMBAC)
Oklahoma City Municipal Water & Sewer Series C, 0% due 7/1/2011	Aaa/AAA	1,125,000		888,154
(Insured: AMBAC)
Oklahoma City Municipal Water & Sewer Series C, 0% due 7/1/2013	Aaa/AAA	1,485,000		1,056,117
(Insured: AMBAC)
Oklahoma Development Finance Authority Hospital Association	Aaa/AAA	825,000		916,096
Pooled Hospital A, 5.40% due 6/1/2013 (Insured: AMBAC)
Oklahoma Industrial Authority Revenue Refunding, 6.00% due	Aaa/AAA	750,000		858,277
8/15/2010 (Integris Baptist Project; Insured: AMBAC)
Tulsa County Independent School District Combined Purpose, 4.50%	Aa3/A+	2,800,000		2,947,308
due 8/1/2007
Tulsa Industrial Authority Hospital Revenue Refunding, 5.375%	Aa3/AA	4,000,000		4,132,240
due 2/15/2017 (St. John Medical Center Project)
Tulsa Industrial Development Authority Hospital Revenue, 6.10%	Aa3/AA	1,485,000		1,547,712
due 2/15/2009 pre-refunded 2/15/2006 @ 100 (St. John's Medical
Center Project)
Tulsa Public Facilities Authority Solid Waste Revenue, 5.65% due	Aaa/AAA	500,000		527,730
11/1/2006 (Ogden Martin Project; Insured: AMBAC)
-0.30%	Oregon
Albany Hospital Facility Authority Gross Revenue & Refunding	NR/NR	365,000		370,121
Series 1994, 7.00% due 10/1/2005 (Mennonite Home Project)
Forest Grove Campus Improvement & Refunding Pacific University,	NR/AA	800,000		880,544
6.00% due 5/1/2015 (Insured: Radian)
-2.80%	Pennsylvania
Admiral Peary Area Vocational School, 5.25% due 2/1/2005 (State	NR/A	380,000		381,011
Aid Witholding)
Allegheny County Hospital Development, 7.00% due 8/1/2015 (ETM)*	NR/AAA	500,000		627,400
Allegheny County Hospital Development Health Series B, 6.50% due	Baa1/NR	1,400,000		1,522,150
5/1/2012 (South Hills Health Systems Project)
Carbon County Industrial Development Authority Refunding, 6.65%	NR/BBB-	1,750,000		1,895,722
due 5/1/2010 (Panther Creek Partners Project)
Lancaster County Capital Appreciation Series B, 0% due 5/1/2014	Aaa/NR	795,000		536,323
(Insured: FGIC)
Lancaster County Capital Appreciation Series B, 0% due 5/1/2015	Aaa/NR	800,000		507,160
(Insured: FGIC)
Lehigh County General Purpose Shepard Rehab. Hospital, 6.00% due	Aaa/AAA	785,000		859,638
11/15/2007 (Insured: AMBAC)
Pennsylvania Higher Education University Series 14, 0% due	Aaa/AAA	2,032,839		649,594
7/1/2020 (Insured: AMBAC)
Pennsylvania State Higher Educational Facility Allegheny	Aaa/AAA	500,000		551,230
Delaware Valley Obligation A, 5.60% due 11/15/2009 (Insured:
MBIA)
Pennsylvania State Higher Educational Facility Allegheny	Aaa/AAA	480,000		532,339
Delaware Valley Obligation A, 5.60% due 11/15/2010 (Insured:
MBIA)
Philadelphia Hospital & High Education Health Systems, 5.25% due	Aaa/AAA	3,025,000		3,145,183
5/15/2006 (Jefferson Health Systems A Project)
Philadelphia Hospital Authority Revenue, 9.875% due 7/1/2010	Aaa/NR	1,150,000		1,194,321
pre-refunded 7/1/2005 (United Hospitals Inc. Project)
-0.70%	Puerto Rico
Puerto Rico Commonwealth Refunding Series B, 1.30% due 7/1/2029	Aaa/AAA	3,300,000		3,300,000
put 1/3/2005 (Insured: FGIC) (daily demand notes)
-1.30%	Rhode Island
Providence Series C, 5.50% due 1/15/2011 (Insured: FGIC)	Aaa/AAA	1,840,000		2,077,581
Rhode Island Health & Education Building Hospital Financing,	NR/AA-	1,325,000		1,411,893
5.25% due 7/1/2015 (Memorial Hospital Project; LOC: Fleet Bank)
Rhode Island Health & Education Building Refunding, 6.00% due	NR/AAA	1,000,000		1,101,770
8/1/2014 (Credit Support: FHA)
Rhode Island Health & Education Building Refunding Higher	NR/AA	1,065,000		1,140,839
Education State University, 5.00% due 3/15/2014 (Insured: Radian)
-0.70%	South Carolina
Darlington County Industrial Development, 6.00% due 4/1/2026	A3/A-	3,100,000		3,239,097
(Sonoco Products Co. Project)
-0.20%	South Dakota
South Dakota Housing Development Authority Homeownership Series	Aa1/AAA	1,000,000		1,059,620
B, 4.85% due 5/1/2009
-0.50%	Tennessee
Knox County Health, 4.90% due 6/1/2031 put 6/1/2011	NR/NR	2,000,000		2,087,920
(Collateralized: FNMA)
-15.20%	Texas
Bexar County Health Facilities Development Corp., 6.125% due	NR/BBB-	1,250,000		1,334,825
7/1/2022 (Army Retirement Residence Project)
Bexar County Housing Finance Corp., 5.50% due 1/1/2016 (Insured:	Aaa/NR	600,000		647,682
MBIA)
Bexar County Housing Finance Corp., 5.70% due 1/1/2021 (Insured:	Aaa/NR	1,035,000		1,111,673
MBIA)
Bexar County Housing Finance Corp., 6.50% due 12/1/2021	A3/NR	2,000,000		2,025,480
Bexar County Housing Finance Corp. Multi Family Housing, 5.40%	Aaa/NR	1,120,000		1,187,805
due 8/1/2012 (Dymaxion & Marrach Park Apts. A Project; Insured:
MBIA)
Bexar County Housing Finance Corp. Multi Family Housing, 5.95%	Aaa/NR	1,270,000		1,382,280
due 8/1/2020 (Dymaxion & Marrach Park Apts. A Project; Insured:
MBIA)
Bexar County Housing Finance Corp. Series A, 5.875% due 4/1/2014	Aaa/NR	975,000		1,039,799
(Honey Creek Apartments Project; Insured: MBIA)
Bexar County Housing Finance Corp. Series A, 6.125% due 4/1/2020	Aaa/NR	800,000		848,112
(Honey Creek Apartments Project; Insured: MBIA)
Birdville Independent School District Refunding, 0% due	Aaa/AAA	2,800,000		2,130,324
2/15/2012 (Guaranty: PSF)
Brazos River Authority TXV Energy Pollution Control Revenue,	Baa2/BBB	2,040,000		2,098,222
5.05% due 6/1/2030 put 6/19/2006
Carroll Independent School District Capital Appreciation	Aaa/AAA	1,130,000		875,016
Refunding, 0% due 2/15/2011 (Guaranty: PSF)
Coppell Independent School District Capital Appreciation	NR/AAA	5,000,000		3,310,250
Refunding, 0% due 8/15/2013 (Guaranty: PSF)
De Soto Independent School District Refunding, 5.125% due	NR/AAA	1,100,000		1,102,354
8/15/2017 (Guaranty: PSF)
Duncanville Independent School District Capital Appreciation	Aaa/AAA	3,000,000		1,719,660
Refunding Series B, 0% due 2/15/2016 (Guaranty: PSF)
El Paso Independent School District Capital Appreciation	Aaa/AAA	3,750,000		2,978,325
Refunding, 0% due 8/15/2010 (Guaranty: PSF)
El Paso Independent School District Capital Appreciation	Aaa/AAA	2,500,000		1,863,075
Refunding, 0% due 8/15/2011 (Guaranty: PSF)
Ennis Independent School District Refunding, 0% due 8/15/2012	Aaa/NR	2,460,000		1,787,879
(Guaranty: PSF)
Ennis Independent School District Refunding, 0% due 8/15/2013	Aaa/NR	2,490,000		1,735,480
(Guaranty: PSF)
Ennis Independent School District Refunding, 0% due 8/15/2014	Aaa/NR	2,525,000		1,647,234
(Guaranty: PSF)
Fort Worth Water & Sewer Revenue, 5.25% due 2/15/2009	Aa2/AA	1,000,000		1,098,820
Gulf Coast Center Revenue, 6.75% due 9/1/2020 (Mental Health	NR/BBB+	1,320,000		1,426,788
Retardation Center Project)
Hays Consolidated Independent School District Capital	Aaa/AAA	6,245,000		4,240,855
Appreciation, 0% due 8/15/2013 (Guaranty: PSF)
Irving Hospital Authority Series B, 5.80% due 7/1/2009 (Irving	Aaa/AAA	470,000		477,971
Healthcare Systems Project; Insured: FSA)
Irving Waterworks & Sewer Revenue Refunding & Improvement,	Aa2/AA	1,500,000		1,664,730
5.375% due 8/15/2014
Lubbock Texas Health Facilities Development Corp., 5.25% due	Aa3/AA-	1,200,000		1,280,016
7/1/2013 (St. Joseph Health Systems Project)
Mesquite Independent School District Refunding, 0% due 8/15/2012	NR/AAA	1,420,000		1,025,325
(Guaranty: PSF)
Midlothian Independent School District Capital Appreciation	Aaa/NR	1,000,000		760,830
Refunding, 0% due 2/15/2012 (Guaranty: PSF)
Midtown Redevelopment Authority Tax, 6.00% due 1/1/2012	NR/AA	735,000		824,376
(Insured: Radian)
Midtown Redevelopment Authority Tax, 6.00% due 1/1/2013	NR/AA	500,000		556,540
(Insured: Radian)
North Central Texas Health Facility Development Refunding, 5.50%	Aa3/AA-	500,000		526,785
due 5/15/2013 (Baylor Health Care Systems Project)
Pharr San Juan Alamo Independent Building, 5.75% due 2/1/2013	Aaa/AAA	1,000,000		1,116,940
(Guaranty: PSF)
Sabine River Authority Texas Pollution Refunding Series A, 5.80%	Baa2/BBB	1,000,000		1,071,240
due 7/1/2022 (TXU Energy Co. Project)
Sam Rayburn Municipal Power Agency Refunding, 6.00% due 10/1/2016	Baa2/BBB-	3,000,000		3,287,340
Stafford Economic Development, 6.00% due 9/1/2017 (Insured: FGIC)	Aaa/AAA	1,775,000		2,085,749
Tarrant County Health Facilities, 6.625% due 11/15/2020	A2/A	3,500,000		3,895,885
(Adventist/Sunbelt)
Texarkana Health Facilities Hospital Refunding Series A, 5.75%	Aaa/AAA	500,000		561,365
due 10/1/2009 (Wadley Regional Medical Center Project; Insured:
MBIA)
Texarkana Health Facilities Hospital Refunding Series A, 5.75%	Aaa/AAA	2,500,000		2,860,450
due 10/1/2011 (Insured: MBIA)
Travis County Health Facilities Development Series A, 5.75% due	Aaa/AAA	2,000,000		2,247,860
11/15/2010 (Ascension Health Project; Insured: MBIA)
Travis County Health Facilities Development Series A, 6.25% due	Aaa/AAA	3,000,000		3,492,930
11/15/2014 pre-refunded 11/15/2009 @ 101 (Ascension Health
Project; Insured: MBIA)
Upper Trinity Regional Water District Regional Treated Water	Aaa/AAA	600,000		680,694
Supply Systems Series A, 7.125% due 8/1/2008 (Insured: FGIC)
Waco Health Facilities Development Corp. Series A, 6.00% due	Aa2/AAA	870,000		1,006,555
11/15/2015 pre-refunded 11/15/2009 (Ascension Health)
Waco Health Facilities Development Corp. Series A, 6.00% due	Aa2/AAA	1,050,000		1,214,808
11/15/2016 pre-refunded 11/15/2009 (Ascension Health)
West Harris County Municipal Utility Refunding, 6.00% due	NR/AA	500,000		542,605
3/1/2017 (Insured: Radian)
-1.00%	Utah
Salt Lake City Municipal Building Series B, 5.30% due 10/15/2012	Aaa/AAA	1,085,000		1,201,995
(Insured: AMBAC)
Utah Board of Regents Auxiliary Refunding Series A, 5.25% due	NR/AA	595,000		657,630
5/1/2013
Utah County Municipal Building Authority, 5.50% due 11/1/2016	Aaa/NR	1,000,000		1,119,920
(Insured: AMBAC)
Utah Housing Finance Agency, 6.05% due 7/1/2016 (Credit Support:	NR/AAA	520,000		546,099
FHA)
Utah Housing Finance Agency Single Family Mortgage D-2 Class I,	Aa2/AA	105,000		105,000
5.85% due 7/1/2015
Utah Water Finance Agency Revenue Pooled Loan Financing Program	Aaa/NR	940,000		1,037,619
Series A, 5.00% due 10/1/2012 (Insured: AMBAC)
-3.00%	Virginia
Alexandria Industrial Development Authority, 5.90% due 10/1/2020	Aaa/AAA	2,000,000		2,278,880
(Insured: AMBAC)
Alexandria Industrial Development Authority Institute For	Aaa/AAA	1,500,000		1,727,730
Defense Analyses Series A, 6.00% due 10/1/2014 (Insured: AMBAC)
Alexandria Industrial Development Authority Institute For	Aaa/AAA	1,590,000		1,828,055
Defense Analyses Series A, 6.00% due 10/1/2015 (Insured: AMBAC)
Arlington County Industrial Development, 6.30% due 7/1/2016	NR/A	500,000		520,465
pre-refunded 7/1/2005 @ 102
Fauquier County Industrial Development Authority, 5.50% due	NR/AA	1,000,000		1,108,100
10/1/2016 (Insured: Radian)
Hanover County Industrial Development Authority Medical	Aaa/AAA	795,000		797,464
Facilities Revenue, 6.00% due 10/1/2021 (Insured: MBIA) (ETM)*
Norfolk Industrial Development Authority Lease, 5.625% due	Aa1/AA+	1,000,000		1,046,350
9/15/2017 (Norfolk Public Health Center Project)
Norton Industrial Development Authority Hospital Refunding,	NR/A	1,635,000		1,817,286
6.00% due 12/1/2014 (Norton Community Hospital Project; Insured:
ACA)
Spotsylvania County Industrial Development, 6.00% due 9/1/2019	NR/NR	2,210,000		2,291,085
put 9/1/2008 (Walter Grinders Project; LOC: Deutsche Bank)
-6.40%	Washington
Benton County Public Utility District Refunding Series A, 5.625%	Aaa/AAA	1,500,000		1,698,285
due 11/1/2012 (Insured: FSA)
Chelan County Public Utility District Refunding Series B, 4.50%	Aaa/AAA	940,000		943,628
due 7/1/2005 (Chelan Hydro Electric Project; Insured: FGIC)
Energy Northwest Washington Series A, 5.60% due 7/1/2015 (Wind	A3/A-	1,000,000		1,052,880
Project)
Energy Northwest Washington Series B, 5.10% due 7/1/2009 (Wind	A3/A-	745,000		785,550
Project)
Grant County Public Utility District-2 Wanapum Hydro Electric	Aaa/AAA	145,000		150,362
Revenue Series C, 6.00% due 1/1/2006 (Insured: AMBAC)
Snohomish County Public Utility 001 Systems Notes, 5.00% due	A1/SP1+	500,000		513,025
12/1/2005
Tacoma Electric Systems Revenue Series A, 5.50% due 1/1/2012	Aaa/AAA	750,000		842,265
(Insured: FSA)
University of Washington Revenue Refunding, 5.25% due 8/15/2009	Aaa/AAA	1,350,000		1,485,405
(University of Washington Medical Center Project; Insured: MBIA)
Vancouver Downtown Redevelopment Senior Series A, 5.50% due	NR/A	3,500,000		3,743,320
1/1/2018 (Conference Center Project; Insured: ACA)
Washington Health Care Facilities, 5.50% due 12/1/2010 (Insured:	Aaa/AAA	2,690,000		2,993,647
MBIA)
Washington Health Care Facilities, 6.00% due 12/1/2014 (Insured:	Aaa/AAA	1,735,000		1,972,782
MBIA)
Washington Health Care Facilities, 6.00% due 12/1/2015 (Insured:	Aaa/AAA	1,945,000		2,198,064
MBIA)
Washington Health Care Facilities Refunding, 6.375% due	Aaa/AAA	1,500,000		1,747,365
10/1/2010 (Insured: FGIC)
Washington Health Care Facilities Sea Mar Community Health	Aa2/NR	1,025,000		1,102,777
Center, 5.60% due 1/1/2018 (LOC: U.S. Bancorp)
Washington Nonprofit Housing, 5.60% due 7/1/2011 (Kline Galland	NR/AA	500,000		546,990
Center Project; Insured: Radian)
Washington Nonprofit Housing, 5.875% due 7/1/2019 (Kline Galland	NR/AA	1,000,000		1,096,570
Center Project; Insured: Radian)
Washington Public Power Supply Capital Appreciation Refunding	Aaa/AA-	1,000,000		780,460
Series B, 0% due 7/1/2011
Washington Public Power Supply Refunding Series A, 5.00% due	Aaa/AAA	3,030,000		3,289,520
7/1/2011 (Insured: FSA)
Washington Public Power Supply System, 0% due 7/1/2010 (Project	Aaa/AA-	960,000		788,093
			3)
Washington State Multi Family Mortgage Revenue, 6.30% due	NR/AA-	1,000,000		1,089,900
1/1/2021 put 1/1/2011 @100 (LOC: US Bank N.A.)
-0.20%	West Virginia
Marshall County Pollution Control, 5.90% due 4/1/2022 (Insured:	Aaa/AAA	1,000,000		1,001,690
MBIA)
-1.40%	Wisconsin
Bass Lake PCRB, 6.50% due 4/1/2005 (Johnson Timber Corp.	Aaa/NR	60,000		60,011
Project; Guaranty: SBA)
Wisconsin Health & Educational Facilities, 5.75% due 8/15/2020	NR/AA	1,000,000		1,091,120
(Eagle River Memorial Hospital Inc. Project; Insured: Radian)
Wisconsin Housing & Economic Development Housing Series A,	Aaa/AAA	1,980,000		2,118,244
5.875% due 11/1/2016 (Insured: AMBAC)
Wisconsin State Health & Educational Facilities Hospital Sisters	Aaa/NR	3,000,000		3,145,950
Services Inc., 4.50% due 12/1/2023 put 12/1/2007 (Insured: FSA)

TOTAL INVESTMENTS (100%) (Cost $425,994,608)				$451,008,621

†Credit ratings are unaudited
*Escrowed to maturity
Schedule of Investments Thornburg New Mexico Intermediate Municipal Fund CUSIPS: CLASS A - 885-215-301, CLASS D - 885-215-624 NASDAQ SYMBOLS: CLASS A - THNMX, CLASS D - THNDX
Issuer-Description	Credit Rating† Moody's/S&P	Principal Amount	Value
Alamogordo Hospital Revenue, 5.30% due 1/1/2013 (Insured: Radian)	NR/AA	3,000,000	$3,124,740
Albuquerque Airport Revenue, 5.00% due 7/1/2007 (Insured: AMBAC)	Aaa/AAA	1,000,000	1,057,480
Albuquerque Airport Revenue Adjustment Refunding Subordinated, 1.96% due	VMIG1/A-2	2,300,000	2,300,000
7/1/2014 put 1/10/2005 (Insured: AMBAC) (weekly demand notes)
Albuquerque Airport Revenue Senior Lien Improvement Series B, 5.00% due	Aaa/AAA	1,670,000	1,804,251
7/1/2012 (Insured: MBIA)
Albuquerque Collateralized Mortgage Municipal Class B-2, 0% due	Aaa/AAA	186,000	116,282
5/15/2011 (Insured: FGIC)
Albuquerque Gross Receipts Series B, 0% due 7/1/2005 (ETM)*	Aaa/AAA	2,035,000	2,014,446
Albuquerque Gross Receipts Series B, 0% due 7/1/2012 pre-refunded	Aaa/AAA	1,775,000	1,353,438
7/1/2011
Albuquerque Gross Receipts Tax Revenue, 6.20% due 7/1/2005	A1/AA	50,000	50,173
Albuquerque Gross Receipts Unrefunded Balance Series B, 0% due 7/1/2012	Aaa/AAA	225,000	168,415
(Insured: FSA)
Albuquerque Industrial Revenue Refunding, 5.15% due 4/1/2016 (MCT	Aa3/NR	1,170,000	1,228,839
Industries Inc. Project; LOC: Bank of the West)
Albuquerque Industrial Revenue Refunding, 5.25% due 4/1/2017 (MCT	Aa3/NR	2,140,000	2,255,475
Industries Inc. Project; LOC: Bank of the West)
Albuquerque Joint Water & Sewage Revenue Series A, 0% due 7/1/2008	Aaa/AAA	1,600,000	1,450,624
(Insured: FGIC)
Albuquerque Joint Water & Sewage Systems Revenue, 6.00% due 7/1/2006	Aa3/AA	1,500,000	1,582,290
Albuquerque Joint Water & Sewage Systems Revenue, 4.75% due 7/1/2008	Aa3/AA	100,000	101,196
Albuquerque Joint Water & Sewage Systems Revenue Refunding & Improvement	Aa3/AA	1,135,000	1,273,402
Series A, 5.25% due 7/1/2011
Albuquerque Municipal School District Number 12 Refunding, 5.00% due	Aa2/AA	2,240,000	2,456,899
8/1/2009
Albuquerque Municipal School District Number 12 Refunding, 5.10% due	Aa2/AA	760,000	820,397
8/1/2014
Albuquerque Municipal School District Number 12 Refunding, 5.00% due	Aa2/AA	1,175,000	1,265,511
8/1/2015
Albuquerque Refuse Removal & Disposal Revenue Refunding Series B, 5.00%	Aaa/AAA	415,000	457,015
due 7/1/2010 (Insured: FSA)
Albuquerque Refuse Removal & Disposal Revenue Refunding Series B, 5.00%	Aaa/AAA	1,000,000	1,105,500
due 7/1/2011 (Insured: FSA)
Albuquerque Series B, 5.00% due 7/1/2006	Aa3/AA	2,200,000	2,290,068
Albuquerque Special Assessment District Series A, 6.45% due 1/1/2015	NR/AA-	40,000	40,496
(Cottonwood Mall Project; LOC: Bank of America)
Belen Gasoline Tax Revenue Refunding & Improvement, 5.40% due 1/1/2011	NR/NR	585,000	613,062
Bernalillo County General Obligation, 7.00% due 2/1/2006	Aa1/AA+	400,000	420,388
Bernalillo County General Obligation, 7.00% due 2/1/2007	Aa1/AA+	410,000	448,880
Bernalillo County Gross Receipts, 5.10% due 10/1/2010	Aa3/AA	525,000	573,809
Bernalillo County Gross Receipts Series B, 5.00% due 4/1/2021 (Insured:	Aaa/AAA	3,000,000	3,310,290
MBIA)
Bernalillo County Gross Receipts Tax Revenue, 5.50% due 10/1/2011	Aa3/AA	495,000	548,920
Bernalillo County Gross Receipts Tax Revenue, 5.25% due 10/1/2012	Aa3/AA	1,000,000	1,125,780
Bernalillo County Gross Receipts Tax Revenue, 5.75% due 10/1/2015	Aa3/AA	2,000,000	2,235,120
Bernalillo County Multi Family Housing Revenue Series 1988, 4.60% due	NR/AA-	2,300,000	2,316,238
11/1/2025 put 11/1/2006 (Sunchase Apartments Project; Insured: AXA
Reinsurance Co.)
Chaves County Gross Receipts Tax Revenue, 5.00% due 7/1/2017 (Insured:	Aaa/NR	1,000,000	1,076,010
FGIC)
Chaves County Gross Receipts Tax Revenue, 5.05% due 7/1/2019 (Insured:	Aaa/NR	1,030,000	1,109,238
FGIC)
Chaves County New Mexico Gross Receipts Tax Revenue, 5.00% due 7/1/2021	Aaa/NR	2,170,000	2,308,468
(Insured: FGIC)
Cibola County Gross Receipts Tax Revenue, 5.875% due 11/1/2008 (Insured:	Aaa/AAA	495,000	553,954
AMBAC)
Cibola County Gross Receipts Tax Revenue, 6.00% due 11/1/2010 (Insured:	Aaa/AAA	555,000	641,092
AMBAC)
Eastern New Mexico University Revenues Refunding & Improvement, 4.95%	Aaa/AAA	500,000	501,135
due 4/1/2006 (Insured: AMBAC)
Farmington Hospital Revenue Series A, 5.125% due 6/1/2018 (San Juan	A3/NR	570,000	597,793
Regional Med Center Project)
Farmington Hospital Revenue Series A, 5.125% due 6/1/2019 (San Juan	A3/NR	645,000	673,122
Regional Med Center Project)
Farmington Municipal School District 5 Refunding, 5.00% due 9/1/2011	Aaa/NR	1,000,000	1,076,950
(Insured: FSA)
Farmington Pollution Control Revenue, 5.875% due 6/1/2023 (Insured: MBIA)	Aaa/AAA	1,740,000	1,766,361
Farmington Pollution Control Revenue, 2.15% due 9/1/2024 put 1/3/2005	P1/A-1+	5,000,000	5,000,000
(LOC: Barclays Bank) (daily demand notes)
Farmington Utility Systems Revenue Refunding Series A, 5.00% due	Aaa/AAA	3,000,000	3,318,240
5/15/2011 (Insured: FSA)
Farmington Utility Systems Revenue Refunding Series A, 5.00% due	Aaa/AAA	6,095,000	6,667,869
5/15/2012 (Insured: FSA)
Gallup Pollution Control Revenue Refunding, 6.65% due 8/15/2017 (Plains	Aaa/AAA	7,975,000	8,092,791
Electric Generation Project; Insured: MBIA)
Gallup Pollution Control Revenue Refunding Series 1992, 6.45% due	Aaa/AAA	1,500,000	1,505,040
8/15/2006 (Insured: MBIA)
Grant County Hospital Facility Revenue, 5.50% due 8/1/2009 (Gila	NR/AA	1,310,000	1,441,747
Regional Medical Center Project; Insured: Radian)
Grant County Hospital Facility Revenue, 5.50% due 8/1/2010 (Gila	NR/AA	1,385,000	1,535,452
Regional Medical Center Project; Insured: Radian)
Las Cruces Gross Receipts Tax Revenue Refunding & Improvement, 5.00% due	Aaa/NR	1,115,000	1,220,245
6/1/2009 (Insured: MBIA)
Las Cruces Joint Utility Refunding & Improvement Revenue, 6.50% due	A1/NR	330,000	335,524
7/1/2007 (ETM)*
Las Cruces School District 2, 5.50% due 8/1/2010	Aa3/NR	1,000,000	1,108,540
Las Cruces School District 2 Refunding, 4.00% due 8/1/2007	Aa3/NR	2,600,000	2,707,744
Los Alamos County Inc. Utility Systems Revenue Refunding Series A, 5.00%	Aaa/AAA	1,425,000	1,482,271
due 7/1/2006 (Insured: FSA)
New Mexico Educational Assistance Foundation Revenue, 6.65% due 3/1/2007	NR/NR	975,000	976,560
New Mexico Educational Assistance Foundation Series A 3, 4.95% due	Aaa/NR	2,000,000	2,137,440
3/1/2009
New Mexico Educational Assistance Student Loan Series 2-B, 5.75% due	NR/NR	50,000	50,041
12/1/2008
New Mexico Finance Authority Revenue Court Facilities Fee, 5.00% due	Aaa/AAA	1,295,000	1,408,325
6/15/2014 (Insured: MBIA)
New Mexico Finance Authority Revenue Court Facilities Fee Revenue Series	Aaa/AAA	2,000,000	2,228,080
A, 5.50% due 6/15/2020 (Insured: MBIA)
New Mexico Finance Authority Revenue Federal Highway Grant Anticipation	Aaa/AAA	425,000	430,674
Series A, 4.10% due 9/1/2005 (Insured: AMBAC)
New Mexico Finance Authority Revenue Refunding, 5.00% due 6/1/2014	Aaa/AAA	2,660,000	2,920,574
(Public Project Revolving Fund B; Insured: MBIA)
New Mexico Finance Authority Revenue Series A, 4.00% due 4/1/2010	Aaa/AAA	2,300,000	2,416,012
(Cigarette Tax UNM Health Project; Insured: MBIA)
New Mexico Finance Authority Revenue Series B 1, 5.25% due 6/1/2015	Aaa/AAA	1,000,000	1,119,060
(Public Project; Insured: AMBAC)
New Mexico Finance Authority Revenue Series C, 5.15% due 6/1/2012	Aaa/AAA	915,000	996,417
(Insured: MBIA)
New Mexico Finance Authority Revenue Series C, 5.25% due 6/1/2013	Aaa/AAA	130,000	142,102
(Insured: MBIA)
New Mexico Finance Authority Revenue Series C, 5.35% due 6/1/2014	Aaa/AAA	130,000	142,681
(Insured: MBIA)
New Mexico Finance Authority Revenue Series C, 5.45% due 6/1/2015	Aaa/AAA	145,000	159,161
(Insured: MBIA)
New Mexico Finance Authority Revenue State Office Building Tax Series A,	Aa1/AAA	1,725,000	1,889,427
5.00% due 6/1/2012
New Mexico Finance Authority Revenue State Office Building Tax Series A,	Aa1/AAA	1,325,000	1,445,456
5.00% due 6/1/2013
New Mexico Finance Authority Revenue State Office Building Tax Series A,	Aa1/AAA	1,875,000	2,038,650
5.00% due 6/1/2014
New Mexico Finance Authority State Transportation Series A, 5.00% due	Aaa/AAA	2,100,000	2,330,454
6/15/2014 (Insured: MBIA)
New Mexico Highway Commission Revenue Senior Subordinated Lien Tax	Aa2/AA+	2,000,000	2,255,040
Series A, 5.50% due 6/15/2013
New Mexico Highway Commission Revenue Senior Subordinated Lien Tax	Aa2/AA+	2,000,000	2,240,840
Series A, 5.50% due 6/15/2014
New Mexico Highway Commission Tax Revenue, 5.125% due 6/15/2010	Aa2/AA+	4,355,000	4,695,909
New Mexico Highway Commission Tax Senior Subordinated Lien, 6.00% due	Aa2/AA+	5,000,000	5,697,000
6/15/2011 pre-refunded 6/15/2009 @ 100
New Mexico Hospital Equipment Loan, 5.20% due 12/1/2010 pre-refunded	Aa2/AA	1,140,000	1,242,030
12/1/2007 @ 101 (Catholic Health Initiatives Project)
New Mexico Hospital Equipment Loan Series A, 5.75% due 8/1/2016	Aa3/A+	5,205,000	5,732,631
(Presbyterian Healthcare Project)
New Mexico Housing Authority Region III Multi Family Housing Revenue	Aaa/AAA	1,160,000	1,212,072
Series A, 5.30% due 12/1/2022 (Senior El Paseo Apartments Project;
Insured: AMBAC)
New Mexico MFA Forward Mortgage Series C, 6.50% due 7/1/2025	NR/AAA	395,000	395,000
(Collateralized: FNMA/GNMA)
New Mexico MFA General, 5.80% due 9/1/2019	NR/A+	775,000	823,763
New Mexico MFA SFMR, 5.70% due 9/1/2014 (Collateralized: FNMA/GNMA)	NR/AAA	155,000	155,592
New Mexico MFA SFMR, 5.75% due 3/1/2017 (Collateralized: FNMA/GNMA)	NR/AAA	415,000	416,718
New Mexico MFA SFMR, 0% due 9/1/2019 (GIC: Bayerisch Landesbank)	NR/AAA	550,000	412,302
New Mexico MFA SFMR Series 1992 A1, 6.90% due 7/1/2008 (Collateralized:	NR/AAA	150,000	153,330
FNMA/GNMA)
New Mexico MFA SFMR Series A3, 6.15% due 9/1/2017 (Collateralized:	NR/AAA	160,000	160,760
FNMA/GNMA)
New Mexico MFA SFMR Series B2, 5.80% due 1/1/2009 (Collateralized:	NR/AAA	45,000	45,425
FNMA/GNMA)
New Mexico MFA SFMR Series B2, 5.80% due 7/1/2009 (Collateralized:	NR/AAA	30,000	30,309
FNMA/GNMA)
New Mexico MFA SFMR Series B3, 5.80% due 9/1/2016 (Collateralized:	NR/AAA	375,000	402,604
FNMA/GNMA)
New Mexico MFA SFMR Series C2, 6.05% due 9/1/2021 (Collateralized:	NR/AAA	630,000	664,524
FNMA/GNMA)
New Mexico MFA SFMR Series D2, 5.875% due 9/1/2021 (Collateralized:	NR/AAA	920,000	961,713
FNMA/GNMA)
New Mexico MFA SFMR Series H, 5.45% due 1/1/2006 (Collateralized:	NR/AAA	170,000	174,066
FNMA/GNMA)
New Mexico MFA SFMR Series H, 5.45% due 7/1/2006 (Collateralized:	NR/AAA	175,000	181,050
FNMA/GNMA)
New Mexico MFA Single Family Series E2 (subject to AMT), 5.875% due	NR/AAA	450,000	485,820
9/1/2020
New Mexico Mortgage Finance Multi Family Refunding Series B, 5.00% due	Aaa/NR	1,000,000	1,061,440
7/1/2031 put 7/1/2011 (Sombra Del Oso Apartments Project;
Collateralized: FNMA)
New Mexico Mortgage Finance Multi Family Refunding Series C, 5.00% due	Aaa/NR	1,910,000	2,027,350
7/1/2031 put 7/1/2011 (Riverwalk Apartments Project; Collateralized:
FNMA)
New Mexico Mortgage Finance Multi Family Refunding Series D, 5.00% due	Aaa/NR	2,785,000	2,956,110
7/1/2031 put 7/1/2011 (Tierra Pointe I Apartments Project;
Collateralized: FNMA)
New Mexico Mortgage Finance Multi Family Series A, 6.05% due 7/1/2028	NR/AAA	2,335,000	2,483,039
(Sandpiper Apartments Project; Insured: FHA)
New Mexico State, 4.00% due 9/1/2005	Aa1/AA+	8,000,000	8,106,720
New Mexico State Highway Commission Revenue Infrastructure Senior	Aa2/AA+	1,000,000	1,101,120
Subordinated Lien C, 5.00% due 6/15/2012
New Mexico State Highway Commission Tax Revenue Senior Subordinated	Aa2/AA+	1,095,000	1,233,419
Lien, 5.75% due 6/15/2009
New Mexico State Highway Commission Tax Series A, 5.00% due 6/15/2010	Aa2/AA+	255,000	281,553
(ETM)*
New Mexico State Highway Commission Tax Series A, 5.00% due 6/15/2010	Aa2/AA+	245,000	269,564
New Mexico State Hospital Equipment Loan Council Hospital Revenue Series	Aa3/A+	500,000	534,260
A, 4.80% due 8/1/2010 (Presbyterian Healthcare Project)
New Mexico State Refunding Series B, 5.00% due 9/1/2006	Aa1/AA+	650,000	679,276
New Mexico State Severance Tax, 5.00% due 7/1/2007	Aa2/AA	1,475,000	1,569,371
New Mexico State Severance Tax Refunding Series A, 5.00% due 7/1/2007	Aa2/AA	1,645,000	1,750,247
New Mexico State Severance Tax Refunding Series A, 5.00% due 7/1/2008	Aa2/AA	675,000	715,311
New Mexico State Severance Tax Refunding Series A, 5.00% due 7/1/2009	Aa2/AA	2,500,000	2,735,450
New Mexico State Supplemental Severance Series A, 5.00% due 7/1/2011	Aa3/A+	1,000,000	1,058,480
New Mexico State University Revenues Refunding & Improvement, 5.00% due	Aaa/AAA	1,000,000	1,107,760
4/1/2013 (Insured: FSA)
New Mexico Supplemental Severance Series A, 5.00% due 7/1/2008	Aa3/A+	5,000,000	5,297,350
Otero County Refunding, 4.00% due 8/1/2005 (Insured: MBIA)	Aaa/NR	570,000	576,338
Puerto Rico Public Buildings Authority Revenue Refunding Government	Aaa/AAA	1,000,000	1,137,710
Facilities Series F, 5.25% due 7/1/2019 (Insured: XLCA)
Rio Rancho Water & Wastewater System, 6.50% due 5/15/2006 (Insured: FSA)	Aaa/AAA	1,000,000	1,056,800
Rio Rancho Water & Wastewater System, 5.25% due 5/15/2007 (Insured:	Aaa/AAA	1,695,000	1,808,379
AMBAC)
Ruidoso Municipal School District 3, 6.35% due 8/1/2006 (Insured: FSA)	Aaa/AAA	250,000	265,903
San Juan County Gasoline Tax/Motor Vehicle Revenue Refunding &	A1/NR	400,000	440,352
Improvement, 5.25% due 5/15/2014
San Juan County Gasoline Tax/Motor Vehicle Revenue Refunding &	A1/NR	1,725,000	1,842,869
Improvement, 5.25% due 5/15/2022
San Juan County Gross Receipts, 5.30% due 9/15/2009	A1/NR	500,000	534,705
San Juan County Gross Receipts Tax Revenue Senior Series B, 5.50% due	Aaa/AAA	1,180,000	1,321,116
9/15/2016 (Insured: AMBAC)
San Juan County Gross Receipts Tax Revenue Subordinated Series A, 5.75%	Aaa/AAA	1,000,000	1,146,390
due 9/15/2021 (Insured: AMBAC)
Sandoval County Incentive Payment, 4.25% due 12/1/2006	NR/SP1+	2,000,000	2,055,300
Sandoval County Landfill Revenue, 5.70% due 7/15/2013 pre-refunded	NR/NR	400,000	406,296
7/15/2005 @ 101
Sandoval County Landfill Revenue Refunding & Improvement, 5.50% due	Baa2/NR	1,420,000	1,510,212
8/15/2015
Sandoval County Landfill Revenue Refunding & Improvement, 5.75% due	Baa2/NR	1,335,000	1,427,489
8/15/2018
Sandoval County Revenue Refunding Series B, 5.75% due 2/1/2010 (Intel	NR/NR	840,000	867,922
Project)
Santa Fe County, 5.00% due 7/1/2007 (Insured: MBIA)	Aaa/NR	640,000	664,947
Santa Fe County, 5.00% due 7/1/2008 (Insured: MBIA)	Aaa/NR	785,000	814,893
Santa Fe County, 7.25% due 7/1/2029 (Rancho Viejo Improvement District	NR/NR	1,875,000	1,985,250
Project)
Santa Fe County Correctional Systems Revenue, 5.20% due 2/1/2012	Aaa/AAA	515,000	574,137
(Insured: FSA)
Santa Fe County Correctional Systems Revenue, 5.00% due 2/1/2018	Aaa/AAA	1,000,000	1,099,990
(Insured: FSA)
Santa Fe County Revenue Series 1990, 9.00% due 1/1/2008 (Office &	Aaa/NR	626,000	744,502
Training Facilities Project) (ETM)*
Santa Fe County Revenue Series A, 5.50% due 5/15/2015 (El Castillo	NR/BBB-	1,250,000	1,274,512
Retirement Project)
Santa Fe County Revenue Series A, 5.80% due 5/15/2018 (El Castillo	NR/BBB-	1,835,000	1,835,514
Retirement Project)
Santa Fe Educational Facilities Revenue, 5.00% due 3/1/2007 (St. John's	NR/BBB	200,000	207,682
College Project)
Santa Fe Educational Facilities Revenue, 5.10% due 3/1/2008 (St. John's	NR/BBB	210,000	220,365
College Project)
Santa Fe Educational Facilities Revenue, 5.40% due 3/1/2017 (St. John's	NR/BBB	1,215,000	1,230,613
College Project)
Santa Fe Gross Receipts Tax Series B, 3.00% due 6/1/2006	A1/AA	1,125,000	1,133,528
Santa Fe SFMR, 5.25% due 11/1/2005 (Collateralized: FNMA/GNMA)	Aaa/NR	40,000	40,827
Santa Fe SFMR, 6.00% due 11/1/2010 (Collateralized: FNMA/GNMA)	Aaa/NR	105,000	109,299
Santa Fe SFMR, 6.10% due 11/1/2011 (Collateralized: FNMA/GNMA)	Aaa/NR	150,000	154,757
Santa Fe SFMR, 6.20% due 11/1/2016 (Collateralized: FNMA/GNMA)	Aaa/NR	175,000	175,782
Santa Fe Solid Waste Management Agency Facility Revenue, 5.90% due	NR/NR	760,000	770,974
6/1/2005
Santa Fe Solid Waste Management Agency Facility Revenue, 6.00% due	NR/NR	775,000	810,480
6/1/2006
Santa Fe Solid Waste Management Agency Facility Revenue, 6.10% due	NR/NR	875,000	940,782
6/1/2007
Santa Fe Utility Revenue Refunding Series A, 5.35% due 6/1/2011	Aaa/AAA	1,230,000	1,292,607
(Insured: AMBAC)
Taos County Gross Receipts County Education Improvement, 4.75% due	Baa1/NR	1,500,000	1,531,095
10/1/2012
Taos County Gross Receipts Tax Revenue Refunding & Improvement, 4.00%	Aaa/NR	1,000,000	1,029,840
due 10/1/2006 (County Education Project; Insured: MBIA)
Taos Municipal School District 1 Refunding, 5.00% due 9/1/2008 (Insured:	Aaa/NR	450,000	488,840
FSA)
University of New Mexico Hospital Mortgage Revenue Bonds, 5.00% due	Aaa/AAA	500,000	542,725
1/1/2010 (Insured: FSA)
University of New Mexico Hospital Mortgage Revenue Bonds, 5.00% due	Aaa/AAA	500,000	545,235
1/1/2012 (Insured: FSA)
University of New Mexico Revenue Refunding & Improvement Subordinated	Aa3/AA	1,730,000	1,904,298
Lien Systems Series A, 5.25% due 6/1/2017
University of New Mexico Revenue Refunding & Improvement Subordinated	Aa3/AA	1,000,000	1,087,570
Lien Systems Series A, 5.25% due 6/1/2021
University of New Mexico Revenue Refunding Subordinated Lien, 5.25% due	Aa3/AA	645,000	713,273
6/1/2016
University of New Mexico Revenue Refunding Subordinated Lien A, 5.25%	Aa3/AA	1,825,000	2,002,244
due 6/1/2018
University of New Mexico Revenue Series A, 6.00% due 6/1/2021	Aa3/AA	610,000	727,523
University of New Mexico Revenues Refunding Subordinated Lien Systems	Aa3/AA	1,195,000	1,328,732
Series A, 5.25% due 6/1/2015
University of New Mexico Revenues Refunding Subordinated Lien Systems	Aa3/AA	1,200,000	1,319,124
Series A, 5.25% due 6/1/2018
University of New Mexico University Revenues Hospital Mortgage, 5.00%	Aaa/AAA	3,000,000	3,167,160
due 1/1/2019 (Insured: FSA)
University of New Mexico University Revenues Series A, 5.25% due 6/1/2013	Aa3/AA	665,000	736,713
University of New Mexico University Revenues Series A, 5.25% due 6/1/2014	Aa3/AA	335,000	371,331
Ventana West Public Improvement District, 6.625% due 8/1/2023	NR/NR	2,000,000	2,033,860
Villa Hermosa Multi Family Housing Revenue, 5.85% due 11/20/2016	NR/AAA	1,105,000	1,159,023
(Collateralized: GNMA)

TOTAL INVESTMENTS (Cost $215,291,500)			$224,134,250

†Credit ratings are unaudited
*Escrowed to maturity
Schedule of Investments Thornburg Florida Intermediate Municipal Fund CUSIPS: CLASS A - 885-215-707 NASDAQ SYMBOLS: CLASS A - THFLX
Issuer-Description	Credit Rating† Moody's/S&P	Principal Amount	Value
Brevard County School Board Certificates of Participation Series A, 5.00%	Aaa/AAA	745,000	$756,212
due 7/1/2005 (Insured: AMBAC)
Broward County Multi Family Housing, 5.40% due 10/1/2011 (Pembroke Park	NR/NR	780,000	814,796
Apts Project; Guaranty: Florida Housing Finance Corp.)
Broward County Resource Recovery Revenue Refunding, 5.375% due 12/1/2009	A3/AA	1,240,000	1,351,997
Capital Projects Finance Authority Student Housing, 5.50% due 10/1/2012	Aaa/AAA	820,000	906,969
(Capital Projects Student Housing; Insured: MBIA)
Capital Trust Agency Multi Family Housing Revenue Series A, 5.15% due	Aaa/NR	1,000,000	1,073,940
11/1/2030 put 11/1/2010 (Shadow Run Project; Collateralized: FNMA)
Collier County Housing Finance Authority Multi Family Revenue A-1, 4.90%	Aaa/NR	800,000	831,880
due 2/15/2032 put 2/15/2012 (Goodlette Arms Project; Collateralized: FNMA)
Cooper City Utility Systems Capital Appreciation Refunding Series A, 0%	Aaa/AAA	3,000,000	1,754,520
due 10/1/2013 (Insured: AMBAC)
Crossings at Fleming Island Community Development Refunding Series A,	Aaa/AAA	350,000	394,670
5.60% due 5/1/2012 (Insured: MBIA)
Crossings at Fleming Island Community Development Refunding Series B,	Aaa/AAA	714,000	800,116
5.45% due 5/1/2010 (Insured: MBIA)
Dade County Seaport Revenue Refunding Series E, 8.00% due 10/1/2008	Aaa/AAA	655,000	780,819
(Insured: MBIA)
Dade County Solid Waste Systems Special Obligation Revenue Refunding,	Aaa/AAA	1,000,000	1,094,930
6.00% due 10/1/2007 (Insured: AMBAC)
Deltona Utility Systems Revenue, 5.25% due 10/1/2015 (Insured: MBIA)	Aaa/AAA	1,185,000	1,325,411
Duval County HFA Multi Family Housing Revenue Series 1996, 5.35% due	NR/A+	505,000	522,746
9/1/2006 (St. Augustine Apartments Project)
Duval County Multi Family Housing Revenue Refunding, 5.90% due 9/1/2016	NR/A+	1,700,000	1,757,885
(St. Augustine Apartments Project)
Enterprise Community Development District Assessment Bonds, 6.00% due	Aaa/AAA	1,605,000	1,625,480
5/1/2010 (Insured: MBIA)
Enterprise Community Development District Florida Water & Sewer Revenue,	Aaa/AAA	230,000	232,939
6.125% due 5/1/2024 (Insured: MBIA)
Escambia County Health Facility Revenue, 5.95% due 7/1/2020 (Florida	Aaa/NR	1,000,000	1,018,170
Health Care Facility Loan Project; Insured: AMBAC)
First Florida Govt. Financing Commission Revenue Refunding Series B, 5.50%	Aaa/NR	300,000	345,948
due 7/1/2016 (Insured: AMBAC)
Fishhawk Community Development District Florida Special Assessment	NR/NR	900,000	968,211
Revenue, 7.625% due 5/1/2018 pre-refunded 5/1/2006
Florida Board of Education Capital Outlay, 9.125% due 6/1/2014 (ETM)*	Aaa/AAA	155,000	207,990
Florida Board of Education Capital Outlay, 9.125% due 6/1/2014	Aa2/AA+	905,000	1,216,465
Florida Board of Education Capital Outlay Public Education Series C, 5.50%	Aaa/AAA	1,000,000	1,132,270
due 6/1/2013 (Insured: FGIC)
Florida Board of Education Capital Outlay Refunding Public Education	Aa2/AA+	260,000	292,703
Series D, 5.75% due 6/1/2018
Florida Finance Corp. Revenue Homeowner Mortgage Series 1, 4.80% due	Aa2/AA	585,000	609,061
1/1/2016
Florida Housing Finance Agency, 3.90% due 12/1/2007 (Multi Family	NR/NR	1,000,000	1,017,790
Guaranteed Mortgage)
Florida Housing Finance Corp. Revenue Housing D 1, 5.10% due 10/1/2011	Aaa/NR	200,000	210,184
(Augustine Club Apartments Project; Insured: MBIA)
Florida Housing Finance Corp. Revenue Housing D 1, 5.40% due 4/1/2014	Aaa/NR	415,000	436,020
(Augustine Club Apartments Project; Insured: MBIA)
Florida State Department of Corrections, 6.25% due 3/1/2015 (Okeechobee	Aaa/AAA	700,000	718,459
Correctional Project; Insured: AMBAC)
Florida State Department of Corrections Certificates of Participation,	Aaa/AAA	500,000	503,255
5.90% due 3/1/2005 (Okeechobee Correctional Project; Insured: AMBAC)
Florida State Department of Environmental Protection Revenue Series A,	Aaa/AAA	1,000,000	1,089,170
5.00% due 7/1/2017 (Florida Forever Project; Insured: FGIC)
Florida State Refunding, 6.00% due 7/1/2006 (Department of Transportation	Aa2/AA+	1,465,000	1,546,249
Right of Way Project)
Grand Haven Community Development District Florida Special Assessment	NR/NR	285,000	288,354
Series A, 6.90% due 5/1/2019
Gulf Breeze Florida Revenue Local Government Loan Program B, 4.40% due	Aaa/AAA	500,000	516,255
12/1/2015 put 12/1/2006 (Insured: FGIC)
Gulf Breeze Florida Revenue Local Government Series E, 4.00% due 12/1/2020	Aaa/AAA	1,000,000	1,028,220
put 12/1/2007 (Insured: FGIC)
Gulf Breeze Revenue, 4.50% due 12/1/2015 put 12/1/2007 (Insured: FGIC)	Aaa/AAA	250,000	261,018
Gulf Breeze Revenue, 4.70% due 12/1/2015 put 12/1/2010 (Insured: FGIC)	Aaa/AAA	375,000	396,281
Hillsborough County Aviation Authority Revenue Tampa International Airport	Aaa/AAA	1,000,000	1,096,090
Series A, 5.25% due 10/1/2009 (Insured: MBIA)
Hillsborough County Capital Improvement Program Revenue Refunding Junior	Aaa/AAA	1,000,000	1,084,090
Lien, 5.00% due 8/1/2008 (Criminal Justice Project; Insured: FGIC)
Hillsborough County Industrial Development Authority, 5.10% due 10/1/2013	Baa2/BBB-	1,000,000	1,033,860
(Tampa Electric Co. Project)
Jacksonville Electric St. John's River Park Systems Revenue Refunding	Aa2/AA-	1,000,000	1,108,150
Issue-2 17th Series, 5.25% due 10/1/2012
Jacksonville Health Facilities Authority Hospital Revenue, 5.75% due	Aa2/NR	1,000,000	1,130,030
8/15/2014 pre-refunded 8/15/2011
Lee County Certificates of Participation, 4.90% due 10/1/2006 (Master	Aaa/AAA	500,000	506,095
Lease Project; Insured: AMBAC)
Miami Dade County Health Facilities Authority Hospital Revenue Refunding	Aaa/AAA	1,000,000	1,097,240
Series A, 5.50% due 8/15/2008 (Insured: AMBAC) Miami Childrens Hospital
Project
Miami Dade County School Board Series B, 5.00% due 5/1/2031 put 5/1/2011	Aaa/AAA	1,000,000	1,091,270
(Insured: MBIA)
Miami Dade County Special Housing Revenue Refunding, 5.80% due 10/1/2012	Baa3/NR	960,000	933,677
(HUD Section 8)
Miami Dade County Special Obligation Capital Asset Acquisition Series A-2,	Aaa/AAA	825,000	913,646
5.00% due 4/1/2011 (Insured: AMBAC)
Miami Refunding, 5.375% due 9/1/2015 (Insured: MBIA)	Aaa/AAA	1,000,000	1,122,220
North Miami Health Facilities Authority Revenue, 6.00% due 8/15/2024	Aa3/NR	300,000	314,430
(Catholic Health Services Obligation Group Project; LOC: Suntrust Bank)
Okeechobee County Florida Solid Waste Revenue, 4.20% due 7/1/2039 put	NR/A-2	1,000,000	1,020,140
7/1/2009 @ 100 (Waste Management Landfill A Project)
Orange County Health Facilities Authority Revenue Refunding, 6.25% due	Aaa/AAA	1,000,000	1,052,360
11/15/2008 (Adventist Health Systems Project; Insured: AMBAC)
Orange County Health Facilities Authority Revenue Refunding, 5.125% due	NR/AA	1,000,000	1,055,240
6/1/2014 (Mayflower Retirement Project; Insured: Radian)
Orange County Health Facilities Authority Revenue Refunding, 6.375% due	A2/A	1,000,000	1,116,610
11/15/2020 (Adventist Health Systems Project)
Orange County Health Facilities Authority Revenue Unrefunded Balance	Aaa/AAA	440,000	526,095
Series A, 6.25% due 10/1/2013 (Orlando Regional Hospital Project; Insured:
MBIA)
Orange County Health Facilities Authority Revenue Unrefunded Balance	Aaa/AAA	300,000	365,205
Series A, 6.25% due 10/1/2016 (Insured: MBIA)
Orange County Housing Finance Authority, 6.10% due 10/1/2005	NR/AAA	25,000	25,562
(Collateralized: FNMA/GNMA)
Orange County Housing Finance Authority Multi Family, 5.50% due 7/1/2010	Aaa/NR	425,000	452,098
(Insured: MBIA)
Orange County School Board Certificates of Participation Refunding Series	Aaa/NR	310,000	331,216
A, 5.10% due 8/1/2007 (Insured: MBIA)
Orange County School Board Certificates of Participation Series A, 5.50%	Aaa/AAA	735,000	822,384
due 8/1/2017 (Insured: MBIA)
Orange County Solid Waste Facility Revenue Refunding, 5.00% due 10/1/2011	Aaa/AAA	500,000	549,290
(Insured: MBIA)
Orlando & Orange County Expressway Revenue, 8.25% due 7/1/2014 (Insured:	Aaa/AAA	500,000	686,250
FGIC)
Palm Beach County Industrial Development Revenue Series 1996, 6.10% due	NR/A	515,000	561,438
12/1/2007 pre-refunded 12/1/2006 @102 (Lourdes-Noreen McKeen-Geriatric
Care Project; LOC: Allied Irish Bank)
Palm Beach County Industrial Development Revenue Series 1996, 6.20% due	NR/A	270,000	294,848
12/1/2008 pre-refunded 12/1/2006 @102 (Lourdes-Noreen McKeen-Geriatric
Care Project; LOC: Allied Irish Bank)
Palm Beach County School Board Certificates of Participation Series D,	Aaa/AAA	400,000	442,456
5.00% due 8/1/2012 (Insured: FSA)
Palm Beach County Solid Waste Authority Revenue Refunding Series A, 6.00%	Aaa/AAA	1,000,000	1,119,550
due 10/1/2008 (Insured: AMBAC)
Palm Beach County Solid Waste Revenue Refunding Series A, 6.00% due	Aaa/AAA	1,000,000	1,143,440
10/1/2010 put 7/1/2010 (Insured: AMBAC)
Pasco County Housing Finance Authority MFHR, 5.50% due 6/1/2027 put	NR/AA-	1,020,000	1,052,283
6/1/2008 (Cypress Trail Apartments Project; Guaranty: Axa Reinsurance)
Pensacola Airport Revenue, 6.25% due 10/1/2005 (Insured: MBIA)	Aaa/AAA	690,000	711,114
Pensacola Airport Revenue Series B, 5.40% due 10/1/2007 (Insured: MBIA)	Aaa/AAA	405,000	424,699
Pinellas County Educational Facility Authority Revenue, 8.00% due 2/1/2011	NR/NR	590,000	625,370
pre-refunded 2/1/2006 @ 102 (Clearwater Christian College Project)
Port Everglades Authority Port Improvement Revenue Refunding Series A,	Aaa/AAA	2,000,000	2,004,200
5.00% due 9/1/2016 (Insured: FSA)
St. Johns County Florida Industrial Development Authority Series A, 5.50%	NR/NR	1,000,000	1,088,240
due 8/1/2014 (Presbyterian Retirement Project)
State Board of Education Series C, 6.00% due 5/1/2007 (ETM)*	Aa2/NR	300,000	300,849
State Board of Education Series D, 6.20% due 5/1/2007 (Insured: MBIA)	Aaa/AAA	220,000	222,622
(ETM)*
Tampa Revenue, 5.50% due 11/15/2013 (Insured: MBIA)	Aaa/AAA	1,050,000	1,196,895
Tohopekaliga Water Authority Utility Series A, 5.25% due 10/1/2016	Aaa/AAA	1,345,000	1,498,639
(Insured: FSA)
University Athletic Association Inc. Florida Athletic Program Revenue	VMIG1/NR	1,000,000	1,000,680
Refunding, 2.20% due 10/1/2031 put 10/1/2005 (LOC: Suntrust Bank)

TOTAL INVESTMENTS (Cost $61,213,138)			$62,947,954

†Credit ratings are unaudited
*Escrowed to maturity

Schedule of Investments Thornburg New York Intermediate Municipal Fund CUSIPS: CLASS A - 885-215-665 NASDAQ SYMBOLS: CLASS A - THNYX
Issuer-Description	Credit Rating† Moody's/S&P	Principal Amount	Value
Amherst Industrial Development Agency Civic Facility Revenue, 5.75% due	NR/A	465,000	$507,036
4/1/2015 (Insured: ACA)
Bethlehem Central School District G. O., 7.10% due 11/1/2006 (Insured:	Aaa/AAA	700,000	759,738
AMBAC)
Brookhaven Industrial Development Agency Revenue, 4.375% due 11/1/2031	A1/A-	1,075,000	1,097,715
put 11/1/2006 (Methodist Retirement Community Project; LOC: Northfork
Bank)
Canastota Central School District G. O., 7.10% due 6/15/2007 (ETM)*	A2/NR	215,000	239,957
Canastota Central School District G. O., 7.10% due 6/15/2008 (ETM)*	A2/NR	205,000	237,165
Hempstead Ind. Dev. Agency Resource Recovery Revenue, 5.00% due	A3/BBB	1,000,000	1,066,180
12/1/2010 put 6/1/2010 (American Ref-Fuel Project)
Long Island Power Authority Electric Systems Revenue General Series A,	Aaa/AAA	785,000	864,152
6.00% due 12/1/2007 (Insured: AMBAC)
Long Island Power Authority General Series B, 5.00% due 12/1/2006	Baa1/A-	1,000,000	1,047,690
Monroe County Industrial Development Agency Revenue, 6.45% due 2/1/2014	Aa1/NR	880,000	891,704
(Civic Facility - DePaul Community Facility Project; Insured: Sonyma)
Nassau Health Care Corp., 6.00% due 8/1/2011 (Insured: FSA)	Aaa/AAA	530,000	616,713
New York City, 2.10% due 8/1/2017 put 1/3/2005 (LOC: JPM) (daily demand	VMIG1/A1+	500,000	500,000
notes)
New York City Industrial Development Agency Civic Facility Revenue	Baa1/NR	580,000	610,537
Refunding, 6.00% due 8/1/2006 (YMCA Greater New York Project)
New York City Municipal Water Finance Authority Series B, 5.75% due	Aaa/AAA	1,000,000	1,071,850
6/15/2013 (ETM)*
New York City Municipal Water Finance Authority Water & Sewer Systems	Aaa/AAA	2,000,000	2,120,680
Revenue Series B, 5.75% due 6/15/2026 Crossover refunded 6/15/2006
(Insured: MBIA)
New York City Transitional Refunding Future Tax Secured C, 5.25% due	Aaa/AAA	1,365,000	1,511,205
8/1/2016 (Insured: AMBAC)
New York City Trust Cultural Resources Revenue, 5.75% due 7/1/2014	NR/A	920,000	1,000,482
(Museum of American Folk Art Project; Insured: ACA)
New York Dormitory Authority Lease Revenue Series A, 5.25% due	Aaa/AAA	1,000,000	1,101,980
8/15/2013 (Insured: FSA)
New York Dormitory Authority Revenue, 5.25% due 7/1/2010 (Insured:	NR/AA	350,000	386,851
Radian)
New York Dormitory Authority Revenue, 5.25% due 7/1/2011 (Insured:	NR/AA	370,000	410,985
Radian)
New York Dormitory Authority Revenue, 7.35% due 8/1/2029 (Jewish	NR/AAA	500,000	511,875
Geriatric Project; Insured: FHA)
New York Dormitory Authority Revenue Capital Appreciation, 0% due	Aaa/AAA	110,000	108,917
7/1/2005 (Insured: FSA)
New York Dormitory Authority Revenue Mental Health Services Facilities	Aaa/AAA	1,115,000	1,240,437
Improvement A, 5.50% due 2/15/2019 (Insured: MBIA)
New York Dormitory Authority Revenue Refunding, 6.10% due 7/1/2019	Aa1/NR	1,000,000	1,108,270
(Ryan Clinton Community Health Center Project; Insured: Sonyma Mortgage)
New York Dormitory Authority School District Bond Financing Program	NR/A+	575,000	637,646
Series A, 5.50% due 7/1/2009
New York Environmental Facilities Corp. PCR Water Revolving Fund Series	Aaa/AAA	400,000	407,548
E, 6.875% due 6/15/2014
New York Housing Finance Service Series A, 6.375% due 9/15/2015	A2/AAA	665,000	734,792
pre-refunded 9/15/2007 @ 100
New York Medical Care Facilities Finance Agency Revenue, 6.125% due	Aa2/AA	20,000	20,381
2/15/2014 (Insured: FHA)
New York Medical Care Facilities Finance Agency Revenue Series A, 6.85%	Aaa/AAA	500,000	512,965
due 2/15/2017 pre-refunded 2/15/2005 @ 102 (Brookdale Hospital Medical
Center Project)
New York Medical Care Facilities Finance Agency Revenue Series A, 6.80%	Aaa/AAA	500,000	512,935
due 2/15/2020 pre-refunded 2/15/2005 @ 102 (New York Downtown Hospital
Project)
New York Mortgage Agency Revenue, 5.85% due 10/1/2017	Aaa/NR	665,000	701,229
New York Refunding Series A, 5.50% due 8/1/2014 (Insured: FSA)	Aaa/AAA	1,000,000	1,132,720
New York Refunding Series H, 5.00% due 8/1/2018	A2/A	1,000,000	1,058,500
New York Series A, 7.00% due 8/1/2007 (Insured: FSA)	Aaa/AAA	750,000	813,585
New York Series F, 5.50% due 8/1/2006 (Insured: MBIA)	Aaa/AAA	350,000	367,661
New York Series G, 6.75% due 2/1/2009 (Insured: MBIA)	Aaa/AAA	1,000,000	1,155,690
New York State Dormitory Authority Lease Revenue Court Facilities	A3/A	1,530,000	1,564,272
Series A, 4.00% due 5/15/2006
New York State Dormitory Authority Revenue Personal Income Tax, 5.50%	A1/AA	1,000,000	1,131,580
due 3/15/2012
New York State Dormitory Authority Revenue Refunding, 5.00% due	Aaa/AAA	1,000,000	1,082,030
2/15/2010 (Wyckoff Heights Project; Insured: AMBAC)
New York State G. O., 9.875% due 11/15/2005	A1/AA	500,000	532,515
New York State Housing Finance Service Contract Series A 2003, 6.375%	A2/AA-	80,000	84,001
due 9/15/2015 pre-refunded 9/15/2005 @ 102
New York State Housing Finance Service Contract Unrefunded Balance	A2/AA-	5,000	5,225
Series A 2003, 6.375% due 9/15/2015
New York State Mortgage Agency Revenue Series 70, 5.375% due 10/1/2017	Aa2/NR	300,000	314,055
New York State Thruway Authority Service Contract Revenue Refunding,	Aaa/AAA	1,000,000	1,122,610
5.50% due 4/1/2013 (Local Highway & Bridge Project; Insured: XLCA)
New York State Urban Development Corp. Revenue Personal Income Tax	A1/AA	1,000,000	1,050,190
Series D, 5.00% due 12/15/2006
New York State Urban Development Corp. Revenue Refunding Facilities A,	Aaa/AAA	1,000,000	1,183,650
6.50% due 1/1/2011 (Correctional Capital Project; Insured: FSA)
New York Urban Development Corp. Correctional Facilities Revenue, 0%	A2/AA-	2,000,000	1,838,840
due 1/1/2008
Newark Wayne Community Hospital Revenue Series B, 5.875% due 1/15/2033	Aaa/AAA	1,505,000	1,509,094
(Insured: AMBAC)
Oneida County Industrial Development Agency Revenue, 6.00% due 1/1/2010	NR/AA	375,000	423,716
(Insured: Radian)
Oneida County Industrial Development Agency Revenue, 6.10% due 6/1/2020	Aa3/NR	450,000	492,098
(Civic Facility Presbyterian Home Project; LOC: HSBC Bank USA)
Port Chester Industrial Development Agency Refunding, 4.75% due	NR/AAA	750,000	805,432
7/1/2031 put 7/1/2011 (American Foundation Project; Collateralized:
FNMA)
Puerto Rico Electric Power Authority Power Revenue Refunding Series J,	Aaa/AAA	560,000	643,502
5.375% due 7/1/2017 (Insured: XLCA)
Puerto Rico Public Buildings Authority Revenue Refunding Government	Aaa/AAA	1,000,000	1,038,850
Facilities Series K, 4.00% due 7/1/2026 put 7/1/2007 (Insured: MBIA)
Tobacco Settlement Financing Corp. New York Revenue Asset Backed Series	NR/AA-	850,000	880,098
A-1C, 5.00% due 6/1/2012 (Secured: State Contingency Contract)
Utica Industrial Development Agency Civic Facility Revenue, 5.25% due	A1/NR	210,000	231,210
7/15/2016 (Munson Williams Proctor Institute Project)
Valley Central School District Montgomery, 7.15% due 6/15/2007	Aaa/AAA	625,000	695,738
(Insured: AMBAC)
Westchester County IDA Civic Facility Revenue, 6.25% due 4/1/2005	NR/NR	90,000	90,458
(Julia Dyckman Project)

TOTAL INVESTMENTS (Cost $42,053,615)			$43,786,935

†Credit ratings are unaudited
*Escrowed to maturity
Schedule of Investments
Thornburg Limited Term U.S. Government Fund
CUSIPS: CLASS A - 885-215-103, CLASS B - 885-215-848, CLASS C - 885-215-830,
CLASS I - 885-215-699, CLASS R-1 - 885-215-491
NASDAQ SYMBOLS: CLASS A - LTUSX, CLASS B - LTUBX, CLASS C - LTUCX,
CLASS I - LTUIX, CLASS R-1 - LTURX

Issuer-Description	Principal Amount	Value
U.S. Government Agencies (48.00%)
Federal Agricultural Mortgage Corp., 5.86% due 3/3/2006	900,000	$928,925
Federal Agricultural Mortgage Corp., 8.07% due 7/17/2006	1,000,000	1,073,117
Federal Agricultural Mortgage Corp., 6.71% due 7/28/2014	200,000	231,416
Federal Farm Credit Bank, 1.875% due 1/16/2007	4,650,000	4,521,152
Federal Farm Credit Bank, 6.75% due 7/7/2009	350,000	391,183
Federal Farm Credit Bank Consolidated MTN, 5.875% due 7/28/2008	1,900,000	2,033,049
Federal Farm Credit Bank Consolidated MTN, 5.87% due 9/2/2008	1,300,000	1,392,164
Federal Farm Credit Bank Consolidated MTN, 5.35% due 12/11/2008	200,000	211,114
Federal Farm Credit Bank Consolidated MTN, 5.80% due 3/19/2009	300,000	322,604
Federal Farm Credit Bank Consolidated MTN, 6.06% due 5/28/2013	240,000	265,839
Federal Home Loan Bank, 6.55% due 3/7/2005	265,000	267,037
Federal Home Loan Bank, 6.345% due 11/1/2005	100,000	102,789
Federal Home Loan Bank, 5.24% due 12/7/2005	225,000	229,665
Federal Home Loan Bank, 5.37% due 1/20/2006	100,000	102,389
Federal Home Loan Bank, 2.25% due 5/15/2006	3,000,000	2,964,922
Federal Home Loan Bank, 2.25% due 10/12/2006	3,975,000	3,957,273
Federal Home Loan Bank, 7.76% due 11/21/2006	200,000	216,159
Federal Home Loan Bank, 7.00% due 2/15/2008	150,000	164,392
Federal Home Loan Bank, 5.48% due 1/8/2009	1,250,000	1,325,206
Federal Home Loan Bank, 5.985% due 4/9/2009	1,000,000	1,082,103
Federal Home Loan Bank, 5.79% due 4/27/2009	200,000	214,998
Federal Home Loan Bank, 3.00% due 4/29/2009	1,750,000	1,737,834
Federal Home Loan Bank, 3.40% due 11/12/2010	2,750,000	2,698,978
Federal Home Loan Bank Consolidated Discount Note, 2.05% due 1/5/2005	3,000,000	2,999,317
Federal Home Loan Bank Consolidated Discount Note, 2.13% due 1/5/2005	4,000,000	3,999,053
Federal Home Loan Mortgage Corp., 5.98% due 12/8/2005	75,000	77,082
Federal Home Loan Mortgage Corp., 6.80% due 3/19/2007	300,000	321,667
Federal Home Loan Mortgage Corp., 2.00% due 4/27/2007	5,000,000	4,989,551
Federal Home Loan Mortgage Corp., 2.91% due 6/2/2009	5,000,000	4,998,995
Federal Home Loan Mortgage Corp., Pool # 141016, 9.25% due 11/1/2016	100,639	112,239
Federal Home Loan Mortgage Corp., Pool # 141412, 8.50% due 4/1/2017	180,605	196,336
Federal Home Loan Mortgage Corp., Pool # 160043, 8.75% due 4/1/2008	19,829	20,702
Federal Home Loan Mortgage Corp., Pool # 181730, 8.50% due 5/1/2008	20,401	21,127
Federal Home Loan Mortgage Corp., Pool # 252986, 10.75% due 4/1/2010	42,149	46,422
Federal Home Loan Mortgage Corp., Pool # 256764, 8.75% due 10/1/2014	12,073	12,514
Federal Home Loan Mortgage Corp., Pool # 260486, 9.00% due 1/1/2010	5,519	5,674
Federal Home Loan Mortgage Corp., Pool # 273822, 8.50% due 4/1/2009	91,949	95,111
Federal Home Loan Mortgage Corp., Pool # 291880, 8.25% due 5/1/2017	3,516	3,606
Federal Home Loan Mortgage Corp., Pool # 294817, 9.75% due 1/1/2017	66,413	74,887
Federal Home Loan Mortgage Corp., Pool # 298107, 10.25% due 8/1/2017	28,479	32,576
Federal Home Loan Mortgage Corp., Pool # 770297, 3.625% due 6/1/2018	88,401	88,904
Federal Home Loan Mortgage Corp., Pool # C90041, 6.50% due 11/1/2013	66,753	69,920
Federal Home Loan Mortgage Corp., Pool # D06908, 9.50% due 9/1/2017	9,468	10,098
Federal Home Loan Mortgage Corp., Pool # D37120, 7.00% due 7/1/2023	82,009	87,305
Federal Home Loan Mortgage Corp., Pool # E00170, 8.00% due 7/1/2007	65,037	67,665
Federal Home Loan Mortgage Corp., Pool # E49074, 6.50% due 7/1/2008	45,643	48,363
Federal Home Loan Mortgage Corp., Pool # E61778, 6.50% due 4/1/2008	61,308	64,963
Federal Home Loan Mortgage Corp., Pool # E65962, 7.00% due 5/1/2008	5,886	6,246
Federal Home Loan Mortgage Corp. CMO Series 2137 Class TM, 6.50% due 1/15/2028	87,619	88,305
Federal Home Loan Mortgage Corp. CMO Series 2603 Class TN, 4.00% due 10/15/2011	1,224,830	1,224,922
Federal Home Loan Mortgage Corp. CMO Series 2814 Class GB, 5.00% due 6/15/2019	2,817,358	2,808,398
Federal Home Loan Mortgage Corp. CMO Series 2821 Class Yl, 5.50% due 9/15/2014	2,934,722	3,010,779
Federal National Mortgage Association, 2.15% due 7/21/2006	750,000	738,398
Federal National Mortgage Association, 2.00% due 1/26/2007	2,500,000	2,499,289
Federal National Mortgage Association, Preassign 00494, 2.62% due 12/5/2007	1,000,000	993,747
Federal National Mortgage Association, Preassign 00478, 3.125% due 12/8/2008	3,665,000	3,642,483
Federal National Mortgage Association, Preassign 00603, 3.25% due 6/16/2009	4,000,000	3,988,563
Federal National Mortgage Association, Pool # 008307, 8.00% due 5/1/2008	96,514	100,603
Federal National Mortgage Association, Pool # 019535, 10.25% due 7/1/2008	10,623	11,355
Federal National Mortgage Association, Pool # 033356, 9.25% due 8/1/2016	91,826	100,095
Federal National Mortgage Association, Pool # 040526, 9.25% due 1/1/2017	6,217	6,478
Federal National Mortgage Association, Pool # 044003, 8.00% due 6/1/2017	78,323	84,613
Federal National Mortgage Association, Pool # 050811, 7.50% due 12/1/2012	75,711	80,215
Federal National Mortgage Association, Pool # 050832, 7.50% due 6/1/2013	96,865	102,624
Federal National Mortgage Association, Pool # 076388, 9.25% due 9/1/2018	80,725	88,856
Federal National Mortgage Association, Pool # 077725, 9.75% due 10/1/2018	45,931	49,115
Federal National Mortgage Association, Pool # 100286, 7.50% due 8/1/2009	233,635	244,168
Federal National Mortgage Association, Pool # 112067, 9.50% due 10/1/2016	58,648	65,686
Federal National Mortgage Association, Pool # 156156, 8.50% due 4/1/2021	75,507	80,156
Federal National Mortgage Association, Pool # 190555, 7.00% due 1/1/2014	54,978	57,949
Federal National Mortgage Association, Pool # 190703, 7.00% due 3/1/2009	54,163	57,546
Federal National Mortgage Association, Pool # 190836, 7.00% due 6/1/2009	129,439	137,524
Federal National Mortgage Association, Pool # 250387, 7.00% due 11/1/2010	98,054	104,179
Federal National Mortgage Association, Pool # 250481, 6.50% due 11/1/2015	54,312	56,921
Federal National Mortgage Association, Pool # 251258, 7.00% due 9/1/2007	60,095	62,322
Federal National Mortgage Association, Pool # 251759, 6.00% due 5/1/2013	138,034	144,958
Federal National Mortgage Association, Pool # 252648, 6.50% due 5/1/2022	379,347	399,099
Federal National Mortgage Association, Pool # 252787, 7.00% due 8/1/2006	23,177	23,696
Federal National Mortgage Association, Pool # 303383, 7.00% due 12/1/2009	93,507	99,348
Federal National Mortgage Association, Pool # 312663, 7.50% due 6/1/2010	120,701	128,363
Federal National Mortgage Association, Pool # 323706, 7.00% due 2/1/2009	163,229	173,425
Federal National Mortgage Association, Pool # 323735, 5.50% due 5/1/2006	2,768,507	2,828,203
Federal National Mortgage Association, Pool # 334996, 7.00% due 2/1/2011	99,561	105,780
Federal National Mortgage Association, Pool # 342947, 7.25% due 4/1/2024	604,253	646,798
Federal National Mortgage Association, Pool # 345775, 8.50% due 12/1/2024	55,713	59,105
Federal National Mortgage Association, Pool # 373942, 6.50% due 12/1/2008	75,573	80,220
Federal National Mortgage Association, Pool # 382889, 7.595% due 12/1/2010	304,945	334,626
Federal National Mortgage Association, Pool # 382926, 7.615% due 12/1/2010	339,146	372,282
Federal National Mortgage Association, Pool # 384243, 6.303% due 10/1/2011	622,447	663,379
Federal National Mortgage Association, Pool # 384746, 5.86% due 2/1/2009	1,066,079	1,137,009
Federal National Mortgage Association, Pool # 385714, 4.70% due 1/1/2010	3,206,156	3,267,206
Federal National Mortgage Association, Pool # 406384, 8.25% due 12/1/2024	292,689	315,547
Federal National Mortgage Association, Pool # 443909, 6.50% due 9/1/2018	249,857	262,485
Federal National Mortgage Association, Pool # 460568, 5.20% due 12/1/2006	3,500,000	3,594,613
Federal National Mortgage Association, Pool # 516363, 5.00% due 3/1/2014	286,826	292,719
Federal National Mortgage Association, Pool # 555207, 7.00% due 11/1/2017	194,532	206,682
Federal National Mortgage Association CMO Series 1992-22 Class HC, 7.00% due	183,857	188,250
3/25/2007
Federal National Mortgage Association CMO Series 1993-101 Class PJ, 7.00% due	750,000	776,884
6/25/2008
Federal National Mortgage Association CMO Series 1993-122 Class D, 6.50% due	229,662	235,574
6/25/2023
Federal National Mortgage Association CMO Series 1993-32 Class H, 6.00% due	237,688	245,075
3/25/2023
Federal National Mortgage Association CMO Series G1993-35 Class JD, 6.50% due	720,658	732,985
11/25/2006
Federal National Mortgage Association CPI Floating Rate, 3.678% due 2/17/2009	3,000,000	3,027,390
Federal National Mortgage Association Discount Notes, 2.22% due 1/10/2005	4,000,000	3,997,780
Government National Mortgage Association, Pool # 000623, 8.00% due 9/20/2016	75,871	82,213
Government National Mortgage Association, Pool # 016944, 7.50% due 5/15/2007	89,393	96,275
Government National Mortgage Association, Pool # 296697, 9.50% due 10/15/2005	15,826	16,095
Government National Mortgage Association, Pool # 306636, 8.25% due 12/15/2006	38,779	40,010
Government National Mortgage Association, Pool # 369693, 7.00% due 1/15/2009	142,931	152,707
Government National Mortgage Association, Pool # 409921, 7.50% due 8/15/2010	102,612	109,606
Government National Mortgage Association, Pool # 410240, 7.00% due 12/15/2010	68,670	73,324
Government National Mortgage Association, Pool # 410271, 7.50% due 8/15/2010	60,704	64,842
Government National Mortgage Association, Pool # 410846, 7.00% due 12/15/2010	93,274	99,595
Government National Mortgage Association, Pool # 430150, 7.25% due 12/15/2026	101,257	109,107
Government National Mortgage Association, Pool # 447040, 7.75% due 5/15/2027	53,044	57,726
Government National Mortgage Association, Pool # 453928, 7.00% due 7/15/2017	134,306	143,781
Government National Mortgage Association, Pool # 780063, 7.00% due 9/15/2008	39,722	42,439
Government National Mortgage Association, Pool # 780448, 6.50% due 8/15/2011	194,070	207,398
Government National Mortgage Association CMO Series 2001-65 Class PG, 6.00% due	2,178,538	2,206,427
7/20/2028
Government National Mortgage Association CMO Series 2002-67 Class VA, 6.00% due	459,332	474,065
3/20/2013
Government National Mortgage Association CMO Series 2003-31 Class YA, 4.00% due	564,855	564,605
5/16/2021
Government National Mortgage Association CMO Series 2003-67 Class PN, 4.00% due	1,523,989	1,525,454
11/20/2020
Overseas Private Investment Corp., 4.10% due 11/15/2014	2,500,800	2,491,672
Private Export Funding Corp., 4.974% due 8/15/2013	1,000,000	1,033,258
Tennessee Valley Authority, 4.75% due 8/1/2013	3,000,000	3,068,403
United States Government General Services, 7.62% due 9/15/2010	1,681,768	1,841,536

Total U.S. Government Agencies (Cost $103,637,066)		104,209,939

United States Treasury (52.00%)
United States Treasury Notes, 1.50% due 2/28/2005	10,000,000	9,992,188
United States Treasury Notes, 6.50% due 5/15/2005	4,900,000	4,971,586
United States Treasury Notes, 6.50% due 8/15/2005	4,500,000	4,608,281
United States Treasury Notes, 5.75% due 11/15/2005	7,000,000	7,180,468
United States Treasury Notes, 5.625% due 2/15/2006	3,000,000	3,093,047
United States Treasury Notes, 4.625% due 5/15/2006	5,500,000	5,626,758
United States Treasury Notes, 7.00% due 7/15/2006	2,000,000	2,120,625
United States Treasury Notes, 2.375% due 8/15/2006	2,890,000	2,862,906
United States Treasury Notes, 4.375% due 5/15/2007	9,000,000	9,249,610
United States Treasury Notes, 6.125% due 8/15/2007	4,000,000	4,293,750
United States Treasury Notes, 2.625% due 5/15/2008	10,000,000	9,775,781
United States Treasury Notes, 5.50% due 5/15/2009	10,000,000	10,817,188
United States Treasury Notes, 6.50% due 2/15/2010	15,000,000	16,982,812
United States Treasury Notes, 5.75% due 8/15/2010	6,000,000	6,606,563
United States Treasury Notes, 3.625% due 5/15/2013	15,000,000	14,531,250

Total United States Treasury (Cost $114,187,051)		112,712,813

TOTAL INVESTMENTS (100%) (Cost $217,824,117)		$216,922,752

Schedule of Investments
Thornburg Limited Term Income Fund
CUSIPS: CLASS A - 885-215-509, CLASS C - 885-215-764, CLASS I - 885-215-681, CLASS R-1 - 885-215-483
NASDAQ SYMBOLS: CLASS A - THIFX, CLASS C - THICX, CLASS I - THIIX, CLASS R-1 - THIRX

Issuer-Description	Credit Rating† Moody's/S&P	Principal Amount	Value
U.S. TREASURY SECURITIES - 3.90%
United States Treasury Notes, 6.50% due 5/15/2005	Aaa/AAA	1,100,000	$ 1,116,070
United States Treasury Notes, 4.625% due 5/15/2006	Aaa/AAA	4,500,000	4,603,711
United States Treasury Notes, 4.75% due 11/15/2008	Aaa/AAA	1,500,000	1,571,016
United States Treasury Notes, 5.75% due 8/15/2010	Aaa/AAA	2,500,000	2,752,735
United States Treasury Notes, 3.625% due 5/15/2013	Aaa/AAA	5,000,000	4,843,750

Total U.S. Treasury Securities (Cost $14,702,003)			14,887,282

U. S. GOVERNMENT AGENCIES - 9.80%
Export Funding Trust Series 1994-A Pass Through Certificate, 7.89%
due 2/15/2005	Aaa/AAA	70,000	70,330
Federal Farm Credit Bank, 5.96% due 6/16/2008	Aaa/AAA	710,000	760,531
Federal Home Loan Bank, 2.25% due 5/15/2006	Aaa/AAA	2,000,000	1,976,615
Federal Home Loan Bank, 5.985% due 4/9/2009	Aaa/AAA	85,000	91,979
Federal Home Loan Bank, 6.00% due 8/25/2005	Aaa/AAA	50,000	51,012
Federal Home Loan Bank, 4.875% due 5/15/2007	Aaa/AAA	150,000	154,755
Federal Home Loan Bank, 2.25% due 9/24/2007	Aaa/AAA	1,000,000	998,636
Federal Home Loan Bank, 5.833% due 1/23/2008	Aaa/AAA	500,000	530,592
Federal Home Loan Bank, 5.785% due 4/14/2008	Aaa/AAA	75,000	79,696
Federal Home Loan Bank, 5.835% due 7/15/2008	Aaa/AAA	300,000	320,255
Federal Home Loan Bank, 5.48% due 9/22/2008	Aaa/AAA	480,000	507,599
Federal Home Loan Bank, 5.085% due 10/7/2008	Aaa/AAA	250,000	261,023
Federal Home Loan Bank, 5.038% due 10/14/2008	Aaa/AAA	200,000	208,513
Federal Home Loan Bank, 5.365% due 12/11/2008	Aaa/AAA	75,000	79,151
Federal Home Loan Bank, 3.00% due 12/15/2008	Aaa/AAA	3,000,000	2,981,701
Federal Home Loan Bank, 3.00% due 9/22/2009	Aaa/AAA	1,500,000	1,491,711
Federal Home Loan Mortgage Corp., Pool # 850082, 9.00% due 10/1/2005	Aaa/AAA	3,238	3,294
Federal Home Loan Mortgage Corp., 2.91% due 6/2/2009	Aaa/AAA	5,000,000	4,998,995
Federal Home Loan Mortgage Corp. CMO Series 2814 Class GB,
5.00% due 6/15/2019	Aaa/AAA	2,817,358	2,808,398
Federal Home Loan Mortgage Corp. CMO Series 2821 Class Yl,
5.50% due 9/15/2014	Aaa/AAA	2,935,690	3,011,773
Federal National Mortgage Association, Pool # 460568, 5.20% due 12/1/2006	Aaa/AAA	800,000	821,626
Federal National Mortgage Association CPI Floating Rate, 3.678% due 2/17/2009	Aaa/AAA	5,000,000	5,045,650
Federal National Mortgage Association, 2.50% due 1/24/2008	Aaa/AAA	3,500,000	3,500,142
Federal National Mortgage Association, Pool # 020155, 7.491% due 8/1/2014	Aaa/AAA	39,075	40,027
Federal National Mortgage Association, Pool # 190534, 6.00% due 12/1/2008	Aaa/AAA	119,894	125,832
Federal National Mortgage Association, Pool # 297033, 8.00% due 12/1/2009	Aaa/AAA	35,510	37,639
Federal National Mortgage Association, Pool # 303777, 7.00% due 3/1/2011	Aaa/AAA	64,999	69,059
Federal National Mortgage Association, Pool # 382398, 8.00% due 5/1/2011	Aaa/AAA	581,007	652,639
Federal National Mortgage Association, Pool # 383398, 6.42% due 4/1/2011	Aaa/AAA	2,404,103	2,573,435
Federal National Mortgage Association, Pool # 384471, 5.185% due 11/1/2008	Aaa/AAA	470,559	488,766
Federal National Mortgage Association, Pool # 384521, 5.095% due 12/1/2011	Aaa/AAA	128,175	133,017
Federal National Mortgage Association CMO Series 2003-64 Class Ec, 5.50%
due 5/25/2030	Aaa/AAA	1,359,684	1,384,207
Government National Mortgage Association, Pool # 003007, 8.50% due 11/20/2015	Aaa/AAA	29,551	32,083
Government National Mortgage Association, Pool # 827148, 3.375% due 2/20/2024	Aaa/AAA	41,492	42,261
Government National Mortgage Association CMO Series 2003-67
Class PN, 4.00% due 11/20/2020	Aaa/AAA	1,548,375	1,549,864

Total U. S. Government Agencies (Cost $37,609,695)			37,882,806

ASSET BACKED SECURITIES - 1.20%
Associates Manufactured Housing Trust 1996-1 A5, 7.60% due 3/15/2027	Aaa/AAA	505,240	518,683
CNH Equipment Trust, 2.653% due 7/17/2006	Aaa/AAA	96,082	96,099
Washington Mutual Series 02-AR10, Class-A6, 4.816% due 10/25/2032	Aaa/AAA	76,990	77,121
Washington Mutual Series 03-AR10, Class-A4, 4.075% due 10/25/2033	Aaa/AAA	2,000,000	1,983,594
Washington Mutual Series 03-Ar12, Class-A4, 3.743% due 2/25/2034	Aaa/AAA	2,000,000	1,974,243

Total Asset Backed Securities (Cost $4,700,329)			4,649,740

CORPORATE BONDS - 63.90%
BANKS
Bank of America Corp., 4.375% due 12/1/2010	Aa2/A+	1,675,000	1,679,988
Capital One Bank, 6.70% due 5/15/2008	Baa2/BBB	1,665,000	1,799,119
Fifth Third Bank, 3.375% due 8/15/2008	Aa1/AA-	2,500,000	2,466,430
HSBC USA Inc., 8.375% due 2/15/2007	A1/A+	700,000	767,202
Marshall & Ilsley Corp., 2.625% due 2/9/2007	Aa3/A+	2,500,000	2,456,597
Mercantile Bancorp, 7.30% due 6/15/2007	A1/A	1,000,000	1,083,027
Nations Bank Corp., 7.23% due 8/15/2012	Aa2/A+	250,000	286,946
Northern Trust Co., 6.25% due 6/2/2008	A1/A+	500,000	541,329
PNC Funding Corp., 6.875% due 7/15/2007	A3/BBB+	95,000	102,380
Suntrust Bank Atlanta Georgia, 2.50% due 5/4/2006	Aa2/AA-	2,200,000	2,177,932
Union Planters Corp., 6.75% due 11/1/2005	A2/A-	120,000	123,519
US Bank, 5.625% due 11/30/2005	Aa2/AA-	385,000	393,728
US Bank, 6.30% due 7/15/2008	Aa3/A+	400,000	432,995

			14,311,192

CAPITAL GOODS
Caterpillar Financial Services Corp., 6.40% due 2/15/2008	A2/A	250,000	263,791
Emerson Electric Co., 5.75% due 11/1/2011	A2/A	800,000	867,058
General American Railcar Corp., 6.69% due 9/20/2016	A3/AA-	223,446	224,778
Hubbell Inc., 6.375% due 5/15/2012	A3/A+	1,000,000	1,089,750
Illinois Tool Works Inc., 5.75% due 3/1/2009	Aa3/AA	765,000	819,642
John Deere Capital Corp., 5.125% due 10/19/2006	A3/A-	450,000	463,416
John Deere Capital Corp., 3.75% due 1/13/2009	A3/A-	500,000	496,451
Johnson Controls Inc., 5.00% due 11/15/2006	A2/A	1,000,000	1,026,639
Pentair Inc., 7.85% due 10/15/2009	Baa3/BBB	1,000,000	1,142,865
Pitney Bowes Inc., 5.875% due 5/1/2006	Aa3/A+	900,000	928,678
Pitney Bowes Inc., 4.625% due 10/1/2012	Aa3/A+	900,000	909,846
Pitney Bowes Inc., 3.875% due 6/15/2013	Aa3/A+	2,000,000	1,894,088

			10,127,002

COMMERCIAL SERVICES & SUPPLIES
Aramark Services Inc., 7.00% due 7/15/2006	Baa3/BBB-	250,000	261,817
Science Applications International Corp., 6.75% due 2/1/2008	A3/A-	250,000	272,006
Science Applications International Corp., 6.25% due 7/1/2012	A3/A-	1,000,000	1,094,574
Valassis Communications, 6.625% due 1/15/2009	Baa3/BBB-	1,700,000	1,837,462
Waste Management Inc., 6.50% due 11/15/2008	Baa3/BBB	1,000,000	1,088,801
Waste Management Inc., 6.875% due 5/15/2009	Baa3/BBB	725,000	803,283
Waste Management Inc., 7.375% due 8/1/2010	Baa3/BBB	500,000	573,127
WMX Technologies Inc., 7.00% due 5/15/2005	Baa3/BBB	1,010,000	1,020,524
WMX Technologies Inc., 7.00% due 10/15/2006	Baa3/BBB	550,000	582,512

			7,534,106

DIVERSIFIED FINANCIALS
American General Finance Corp., 4.625% due 9/1/2010	A1/A+	200,000	200,038
American General Finance Corp., 4.00% due 3/15/2011	A1/A+	1,500,000	1,454,707
Bear Stearns Co. Inc., 4.50% due 10/28/2010	A1/A	1,500,000	1,512,850
Beneficial Corp., 6.80% due 7/22/2005	A1/A	1,000,000	1,019,292
Berkshire Hathaway Finance Corp. Senior Note, 4.625% due 10/15/2013	Aaa/AAA	1,000,000	996,875
Dun & Bradstreet Corp., 6.625% due 3/15/2006	NR/BBB+	75,000	76,974
General Electric Capital Corp., 5.00% due 2/15/2007	Aaa/AAA	2,900,000	2,987,420
General Electric Capital Corp., 7.75% due 6/9/2009	Aaa/AAA	200,000	228,879
General Electric Capital Corp., 7.375% due 1/19/2010	Aaa/AAA	400,000	457,445
General Electric Capital Corp., 4.25% due 12/1/2010	Aaa/AAA	2,000,000	1,998,900
General Electric Capital Corp., 4.375% due 11/21/2011	Aaa/AAA	1,500,000	1,491,096
General Electric Capital Corp. Floating Rate Note, 2.838% due 5/30/2008	Aaa/AAA	494,000	491,229
General Electric Capital Corp. Floating Rate Note, 2.61% due 12/15/2009	Aaa/AAA	1,000,000	999,942
Hartford Financial Services Group Inc. Senior Notes, 4.625% due 7/15/2013	A3/A-	1,000,000	968,426
Household Finance Corp., 5.20% due 8/15/2005	A1/A	400,000	404,038
Household Finance Corp., 5.90% due 5/15/2006	A1/A	100,000	102,354
Household Finance Corp., 7.20% due 7/15/2006	A1/A	550,000	580,797
Household Finance Corp., 5.75% due 1/30/2007	A1/A	400,000	417,543
Household Finance Corp., 6.40% due 9/15/2009	A1/A	400,000	421,415
Household Finance Corp. CPI Floating Rate Note, 4.56% due 8/10/2009	A1/A	5,000,000	4,965,150
International Lease Finance Corp., 5.95% due 6/6/2005	A1/AA-	950,000	962,132
International Lease Finance Corp., 4.55% due 10/15/2009	A1/AA-	2,500,000	2,526,218
International Lease Finance Corp. Floating Rate Note, 2.406% due 1/15/2010	A1/AA-	4,050,000	4,047,222
Jefferies Group Inc. Senior Note Series B, 7.50% due 8/15/2007	Baa2/BBB	2,600,000	2,845,157
JP Morgan Chase Co., 4.50% due 11/15/2010	Aa3/A+	1,465,000	1,485,239
JP Morgan Chase Co. CPI Floating Rate Note, 4.92% due 6/28/2009	Aa3/A+	5,000,000	5,135,050
Legg Mason Mortgage Capital Corp., 3.74% due 6/1/2009	NR/NR	1,714,286	1,712,756
Lehman Brothers Holdings Inc., 3.50% due 8/7/2008	A1/A	700,000	691,711
Lehman Brothers Holdings Inc. CPI Floating Rate Note, 4.54% due 5/12/2014	A1/A	3,000,000	2,966,730
Merrill Lynch & Co., 4.70% due 5/5/2014	Aa3/A+	1,000,000	1,000,580
Merrill Lynch & Co. CPI Floating Rate, 3.70% due 3/2/2009	Aa3/A+	3,000,000	2,983,170
Schwab Charles Corp., 6.30% due 4/28/2006	A2/A-	800,000	828,808
SLM Corp. CPI Floating Rate, 3.74% due 3/2/2009	A2/A	3,000,000	3,005,310
SLM Corp. CPI Floating Rate, 4.66% due 1/31/2014	A2/A	9,500,000	9,599,940
SLM Corp. Floating Rate, 2.869% due 9/15/2008	A2/A	1,675,000	1,672,642
Toyota Motor Credit Corp., 2.70% due 1/30/2007	Aaa/AAA	3,300,000	3,252,906
Toyota Motor Credit Corp., 2.875% due 8/1/2008	Aaa/AAA	800,000	777,236
Toyota Motor Credit Corp., 4.35% due 12/15/2010	Aaa/AAA	800,000	810,467

			68,078,644

ENERGY
Amerenenergy Generating Co., 7.75% due 11/1/2005	A3/A-	850,000	880,769
Ashland Inc., 7.83% due 8/15/2005	Baa2/BBB	1,150,000	1,181,712
BJ Services Co. Series B, 7.00% due 2/1/2006	Baa2/BBB+	75,000	77,474
Central Power & Light Co., 7.125% due 2/1/2008	Baa1/BBB	2,000,000	2,189,398
Commonwealth Edison Co., 4.74% due 8/15/2010	A3/A-	975,000	1,004,034
El Paso Corp., 7.00% due 5/15/2011	Caa1/CCC+	700,000	707,875
Enterprise Products Participating LP, 7.50% due 2/1/2011	Baa3/BB+	250,000	283,449
EOG Resources Inc., 6.00% due 12/15/2008	Baa1/BBB+	450,000	479,939
Kinder Morgan Energy Partners, 8.00% due 3/15/2005	Baa1/BBB+	1,250,000	1,261,635
Louis Dreyfus Natural Gas Corp., 6.875% due 12/1/2007	A3/BBB+	290,000	311,604
Murphy Oil Corp., 6.375% due 5/1/2012	Baa1/A-	750,000	822,466
Northern Border Pipeline Co., 6.25% due 5/1/2007	A3/A-	120,000	126,708
Occidental Petroleum Corp., 5.875% due 1/15/2007	Baa1/BBB+	800,000	836,512
Occidental Petroleum Corp., 7.375% due 11/15/2008	Baa1/BBB+	300,000	336,422
Occidental Petroleum Corp., 10.125% due 9/15/2009	Baa1/BBB+	315,000	388,826
Oneok Inc., 7.75% due 3/1/2005 (Insured: MBIA)	Aaa/AAA	250,000	252,013
Panenergy Corp., 7.00% due 10/15/2006	Baa3/BBB-	1,100,000	1,158,607
Phillips Petroleum Co., 8.75% due 5/25/2010	A3/A-	250,000	305,093
Phillips Petroleum Co., 9.375% due 2/15/2011	A3/A-	900,000	1,129,935
Questar Pipeline Co., 6.05% due 12/1/2008	A2/A+	425,000	451,979
Rio Tinto Finance, 5.75% due 7/3/2006	Aa3/A+	925,000	958,933
Smith International Inc. Senior Note, 7.00% due 9/15/2007	Baa1/BBB+	600,000	644,689
Sonat Inc., 7.625% due 7/15/2011	Caa1/CCC+	500,000	517,500
Texas Eastern Transmission Corp. Senior Note, 5.25% due 7/15/2007	Baa2/BBB	525,000	543,012
Transocean SedCo. Forex Inc., 6.95% due 4/15/2008	Baa2/A-	515,000	561,682
Transocean SedCo. Forex Inc., 6.625% due 4/15/2011	Baa2/A-	85,000	95,032
Union Oil Co. California, 7.90% due 4/18/2008	Baa2/BBB+	200,000	221,670

			17,728,968

FOOD BEVERAGE & TOBACCO
Anheuser Busch Co. Inc., 5.625% due 10/1/2010	A1/A+	1,150,000	1,231,679
Anheuser Busch Co. Inc., 4.375% due 1/15/2013	A1/A+	2,000,000	1,974,020
Coca Cola Co., 4.00% due 6/1/2005	Aa3/A+	515,000	517,212
Coca Cola Co., 5.75% due 3/15/2011	Aa3/A+	200,000	216,076
Conagra Inc., 7.875% due 9/15/2010	Baa1/BBB+	150,000	176,212
Diageo Capital PLC, 3.375% due 3/20/2008	A2/A	4,000,000	3,962,108
Diageo Finance BV, 3.00% due 12/15/2006	A2/A	925,000	917,158
Diageo Finance BV, 3.875% due 4/1/2011	A2/A	2,500,000	2,445,760
General Mills, 5.50% due 1/12/2009	Baa2/BBB+	300,000	314,048
Kellogg Co., 4.875% due 10/15/2005	Baa1/BBB+	186,000	188,224
Sara Lee Corp., 6.00% due 1/15/2008	A3/A+	900,000	953,343
Sysco International Co., 6.10% due 6/1/2012	A1/A+	1,000,000	1,096,439

			13,992,279

HEALTHCARE EQUIPMENT & SERVICES
Baxter International Inc., 5.25% due 5/1/2007	Baa1/A-	500,000	516,267
Boston Scientific Corp., 6.625% due 3/15/2005	Baa1/A-	250,000	251,850

			768,117

HOUSEHOLD & PERSONAL PRODUCTS
Gillette Co., 4.00% due 6/30/2005	Aa3/AA-	2,000,000	2,010,604
Gillette Co., 2.875% due 3/15/2008	Aa3/AA-	2,000,000	1,957,230
Nike Inc., 5.50% due 8/15/2006	A2/A	900,000	931,395
Procter & Gamble Co., 4.75% due 6/15/2007	Aa3/AA-	350,000	360,141
Procter & Gamble Co., 4.30% due 8/15/2008	Aa3/AA-	2,000,000	2,050,776

			7,310,146

HOTELS RESTAURANTS & LEISURE
Hyatt Equities LLC, 9.25% due 5/15/2005	Baa3/BBB	225,000	228,705
Wendy’s International Inc., 6.35% due 12/15/2005	Baa1/BBB+	500,000	512,730

			741,435

INSURANCE
AIG Sunamerica Global Financing, 5.10% due 1/17/2007	Aaa/AAA	800,000	824,872
Allstate Corp., 5.375% due 12/1/2006	A1/A+	900,000	929,708
Equitable Iowa Cos., 8.50% due 2/15/2005	A1/A+	170,000	170,783
Hartford Life Inc., 7.10% due 6/15/2007	A3/A-	300,000	322,260
Liberty Mutual Group Inc., 5.75% due 3/15/2014	Baa3/BBB	1,000,000	983,123
Lincoln National Corp., 4.75% due 2/15/2014	A3/A-	1,000,000	975,055
Manufacturers Life Insurance Co., 7.875% due 4/15/2005	A1/AA-	855,000	865,696
Metlife Inc., 5.25% due 12/1/2006	A2/A	450,000	464,402
Old Republic International Corp., 7.00% due 6/15/2007	Aa3/A+	1,800,000	1,931,676
Pacific Life Global Funding CPI Floating Rate, 4.834% due 2/6/2016	Aa3/AA	8,000,000	8,186,480
Principal Financial Group Australia, 8.20% due 8/15/2009	A2/A	700,000	807,606
Principal Life Global Funding, 4.40% due 10/1/2010	Aa2/AA	4,000,000	3,990,260
Principal Life Income Funding Trust CPI Floating Rate Note, 4.42% due 4/1/2016	Aa2/AA	5,000,000	4,939,700
Unitedhealth Group Inc., 3.30% due 1/30/2008	A3/A	1,300,000	1,279,951
Unumprovident Corp., 7.625% due 3/1/2011	Ba1/BB+	2,450,000	2,566,375
USF&G Corp., 7.125% due 6/1/2005	A3/BBB+	900,000	913,349

			30,151,296

MATERIALS
Chevron Phillips Chemical, 5.375% due 6/15/2007	Baa1/BBB+	75,000	77,743
Chevron Phillips Chemical, 7.00% due 3/15/2011	Baa1/BBB+	500,000	563,454
Chevrontexaco Capital Co., 3.50% due 9/17/2007	Aa2/AA	1,400,000	1,406,214
Dow Chemical Co., 5.75% due 12/15/2008	A3/A-	350,000	372,695
E.I. du Pont de Nemours & Co., 8.25% due 9/15/2006	Aa3/AA-	200,000	215,774
E.I. du Pont de Nemours & Co., 4.75% due 11/15/2012	Aa3/AA-	1,000,000	1,019,846
E.I. du Pont de Nemours & Co., 4.125% due 3/6/2013	Aa3/AA-	325,000	316,081
Hoechst Celanese Corp., 7.125% due 3/15/2009	B1/NR	200,000	210,424
Lafarge Corp., 6.375% due 7/15/2005	Baa1/BBB	75,000	76,253
Lubrizol Corp. Senior Note, 5.875% due 12/1/2008	Baa3/BB+	635,000	667,162
Minnesota Mining & Manufacturing Co., 4.15% due 6/30/2005	Aa1/AA	2,000,000	2,011,620

			6,937,266

MEDIA
AOL Time Warner Inc., 6.75% due 4/15/2011	Baa1/BBB+	750,000	843,644
E W Scripps Co. Ohio, 5.75% due 7/15/2012	A2/A	80,000	85,939
New York Times Co., 4.625% due 6/25/2007	A1/A+	300,000	306,767
Scholastic Corp., 5.75% due 1/15/2007	Baa2/BBB-	255,000	264,313
Thomson Corp., 4.25% due 8/15/2009	A3/A-	2,900,000	2,905,066
Time Warner Inc., 8.05% due 1/15/2016	Baa1/BBB+	200,000	243,662
Tribune Co., 6.875% due 11/1/2006	A3/NR	125,000	132,335

			4,781,726

PHARMACEUTICALS & BIOTECHNOLOGY
Abbott Labs, 6.40% due 12/1/2006	A1/AA	1,000,000	1,055,985
Abbott Labs, 3.75% due 3/15/2011	A1/AA	500,000	490,006
Bristol Myers Squibb Co., 4.75% due 10/1/2006	A1/A+	500,000	511,263
Eli Lilly & Co., 5.50% due 7/15/2006	Aa3/AA	1,850,000	1,910,845
Pharmacia Corp., 5.75% due 12/1/2005	A1/AAA	2,000,000	2,046,932
Tiers Inflation Linked Trust Series Wyeth 2004 21 Trust Certificate CPI Floating
Rate, 4.39% due 2/1/2014	Baa1/A	5,450,000	5,469,075

			11,484,106

RETAILING
Costco Wholesale Corp., 5.50% due 3/15/2007	A2/A	500,000	519,861
Dayton Hudson Corp., 9.625% due 2/1/2008	A2/A+	100,000	115,906
Dillard’s Inc., 7.375% due 6/1/2006	B2/BB	150,000	157,125
Target Corp., 3.375% due 3/1/2008	A2/A+	1,000,000	991,375
Wal Mart Stores Inc., 4.125% due 2/15/2011	Aa2/AA	3,735,000	3,748,401
Wal-Mart Stores Inc., 6.875% due 8/10/2009	Aa2/AA	900,000	1,010,602
Wal-Mart Stores Inc., 8.57% due 1/2/2010	Aa2/AA	449,707	491,237
Wal-Mart Stores Inc., 1992-A1 Pass Through Certificate, 7.49% due 6/21/2007	Aa2/AA	186,121	197,050

			7,231,557

SOFTWARE & SERVICES
Electronic Data Systems Corp., 7.125% due 10/15/2009	Ba1/BBB-	2,500,000	2,753,468
Electronic Data Systems Corp., 6.50% due 8/1/2013	Ba1/BBB-	1,000,000	1,055,891
Reynolds & Reynolds Co., 7.00% due 12/15/2006	Baa2/BBB	800,000	833,774

			4,643,133

TECHNOLOGY - HARDWARE & EQUIPMENT
Computer Sciences Corp., 7.50% due 8/8/2005	A3/A	158,000	161,744
Computer Sciences Corp., 6.75% due 6/15/2006	A3/A	350,000	366,468
Computer Sciences Corp., 3.50% due 4/15/2008	A3/A	2,000,000	1,982,944
Computer Sciences Corp., 6.25% due 3/15/2009	A3/A	300,000	324,588
Computer Sciences Corp., 7.375% due 6/15/2011	A3/A	1,317,000	1,532,776
First Data Corp., 6.375% due 12/15/2007	A1/A+	110,000	118,463
First Data Corp., 5.625% due 11/1/2011	A1/A+	900,000	967,111
International Business Machines, 4.875% due 10/1/2006	A1/A+	500,000	513,415
International Business Machines, 2.375% due 11/1/2006	A1/A+	2,825,000	2,785,026
International Business Machines, 4.25% due 9/15/2009	A1/A+	1,000,000	1,011,829
Jabil Circuit Inc., 5.875% due 7/15/2010	Baa3/BB+	500,000	526,311
Oracle Corp., 6.91% due 2/15/2007	A3/A-	1,200,000	1,274,304

			11,564,979

TELECOMMUNICATION SERVICES
Cingular Wireless, 5.625% due 12/15/2006	Baa2/A	900,000	934,765
GTE Hawaiian Telephone Inc., 7.375% due 9/1/2006 (Insured: MBIA)	Aaa/AAA	1,500,000	1,590,240
TCI Communications Inc., 8.00% due 8/1/2005	Baa3/BBB	50,000	51,379
Verizon Wireless Capital LLC, 5.375% due 12/15/2006	A3/A+	1,500,000	1,553,708

			4,130,092

TRANSPORTATION
Continental Airlines Pass Through Cert Series 1997 4 Class-4A, 6.90% due 1/2/2018	Baa3/A-	206,520	207,023
CSX Corp., 7.45% due 5/1/2007	Baa2/BBB	225,000	243,889
Delta Air Lines Inc. EETC Series 2001-1 Class-A, 6.619% due 3/18/2011	Ba1/BBB-	311,928	306,441
Northwest Airlines 1999-2 Class-A, 7.575% due 3/1/2019	Baa2/A-	128,091	132,327
Southwest Airlines Co., 5.10% due 5/1/2006	Aa2/AA+	366,212	373,518
Southwest Airlines Co., 7.875% due 9/1/2007	Baa1/A	1,012,000	1,107,822

			2,371,020

UTILITIES
Appalachian Power Co., 6.60% due 5/1/2009 (Insured: MBIA)	Aaa/AAA	175,000	191,019
Gulf Power Co., 4.35% due 7/15/2013	A2/A	925,000	895,068
Madison Gas & Electric Co., 6.02% due 9/15/2008	Aa3/AA-	950,000	1,011,105
Minnesota Power & Light Co., 7.00% due 2/15/2007	Baa1/A	900,000	959,142
Northern States Power Co., 4.75% due 8/1/2010	A2/A-	2,825,000	2,879,037
Pacificorp, 6.75% due 4/1/2005	A3/A-	250,000	252,391
Pennsylvania Power & Light Co., 6.55% due 3/1/2006 (Insured: MBIA)	Aaa/AAA	210,000	217,725
PSI Energy Inc., 6.65% due 6/15/2006	A3/A-	245,000	255,617
PSI Energy Inc., 7.85% due 10/15/2007	Baa1/BBB	500,000	551,112
Public Service Co. Colorado, 4.875% due 3/1/2013	A3/A-	1,000,000	1,015,950
Public Service Electric & Gas Co., 6.75% due 3/1/2006 (Insured: MBIA)	Aaa/AAA	275,000	286,532
Southern California Gas Co., 4.375% due 1/15/2011	A1/A+	225,000	225,683
Texas Municipal Gas Corp., 2.60% due 7/1/2007 (Insured: FSA)	Aaa/AAA	2,700,000	2,682,018
Wisconsin Energy Corp., 5.50% due 12/1/2008	A3/BBB+	350,000	368,549
Wisconsin Public Service Corp., 6.125% due 8/1/2011	Aa2/AA-	1,150,000	1,264,381

			13,055,329

MISCELLANEOUS
Stanford University, 5.85% due 3/15/2009	Aaa/NA	500,000	536,217

YANKEE
Kreditanstalt Fur Wiederaufbau, 3.25% due 7/16/2007	Aaa/AAA	435,000	433,358
Kreditanstalt Fur Wiederaufbau, 3.25% due 3/30/2009	Aaa/AAA	2,475,000	2,430,683
National Westminster Bank, 7.375% due 10/1/2009	Aa2/AA-	715,000	813,982
Nova Scotia Province Canada, 5.75% due 2/27/2012	A2/A	500,000	543,296
Ontario Province Canada, 3.282% due 3/28/2008	Aa2/AA	335,000	330,790
Ontario Province Canada, 3.125% due 5/2/2008	Aa2/AA	5,000,000	4,902,690

			9,454,799

Total Corporate Bonds (Cost $242,373,324)			246,933,409

TAXABLE MUNICIPAL BONDS - 15.50%
Allentown Pennsylvania Taxable Refunding, 4.21% due 10/1/2012
(Insured: AMBAC)	Aaa/AAA	2,215,000	2,159,093
American Campus Properties Student Housing, 7.38% due 9/1/2012
(Insured: MBIA)	Aaa/AAA	4,250,000	4,783,502
American Fork City Utah Sales, 2.40% due 3/1/2005 (Insured: FSA)	Aaa/AAA	150,000	150,015
American Fork City Utah Sales, 4.89% due 3/1/2012 (Insured: FSA)	Aaa/AAA	300,000	305,187
American Fork City Utah Sales, 5.07% due 3/1/2013 (Insured: FSA)	Aaa/AAA	120,000	122,893
Arkansas Electric Coop Corp., 7.33% due 6/30/2008	A2/AA-	148,000	158,394
Arkansas State Taxable Water Waste Disposal Series A, 5.50% due 7/1/2005	Aa2/AA	300,000	304,086
Ashaubenon Wisconsin, 3.00% due 6/1/2008	Aa2/NR	1,000,000	969,580
Baton Rouge Louisiana Taxable Series B, 2.60% due 1/15/2005 (Insured: AMBAC)	Aaa/AAA	860,000	860,215
Bessemer Alabama Water Revenue Taxable Warrants Series B, 7.375%
due 7/1/2008 (Insured: FSA)	Aaa/AAA	900,000	954,783
Brockton MA Taxable Economic Development Series A, 6.45% due 5/1/2017
(Insured: FGIC)	Aaa/AAA	150,000	166,565
Burbank California Waste Disposal Revenue, 5.29% due 5/1/2007 (Insured: FSA)	Aaa/AAA	370,000	382,347
Burbank California Waste Disposal Revenue, 5.48% due 5/1/2008 (Insured: FSA)	Aaa/AAA	310,000	325,252
Chicago Illinois Taxable Neighborhoods Alive Series B, 5.20% due 9/1/2006
(Insured: FGIC)	Aaa/AAA	200,000	206,016
Cleveland Cuyahoga County Ohio, 6.10% due 5/15/2013	NR/BBB+	2,035,000	2,023,807
Connecticut State Housing Finance Authority, 3.10% due 6/15/2032 put 12/1/2005
(Insured: AMBAC)	Aaa/AAA	1,870,000	1,866,279
Cook County Illinois Community College District 508, 6.90% due 5/1/2010
(Insured: AMBAC)	Aaa/AAA	600,000	636,222
Cook County Illinois School District 083, 4.625% due 12/1/2010 (Insured: FSA)	Aaa/NR	250,000	252,607
Cook County Illinois School District 083, 4.875% due 12/1/2011 (Insured: FSA)	Aaa/NR	150,000	152,291
Denver City & County Special Facilities Taxable Refunding & Improvement
Series B, 7.15% due 1/1/2008 (Insured: MBIA)	Aaa/AAA	900,000	984,195
Elkhart Indiana Redevelopment District Revenue, 4.80% due 6/15/2011	NR/NR	240,000	233,098
Elkhart Indiana Redevelopment District Revenue, 4.80% due 12/15/2011	NR/NR	245,000	237,018
Elkhart Indiana Redevelopment District Revenue, 5.05% due 12/15/2012	NR/NR	515,000	499,699
Elkhart Indiana Redevelopment District Revenue, 5.25% due 12/15/2013	NR/NR	540,000	521,035
Green Bay Wisconsin Series B, 4.875% due 4/1/2011 (Insured: MBIA)	Aaa/NR	365,000	372,023
Hancock County Mississippi, 4.20% due 8/1/2008 (Insured: MBIA)	Aaa/NR	305,000	306,845
Hancock County Mississippi, 4.80% due 8/1/2010 (Insured: MBIA)	Aaa/NR	245,000	247,729
Hancock County Mississippi, 4.90% due 8/1/2011 (Insured: MBIA)	Aaa/NR	315,000	318,097
Hanover Pennsylvania Area School District Taxable Notes Series B, 4.47%
due 3/15/2013 (Insured: FSA)	Aaa/AAA	1,385,000	1,371,787
Illinois Housing Development Authority Taxable Multi Family Program, 7.85%
due 3/1/2005	A1/A+	15,000	15,125
Indiana Bond Bank Taxable School Severance, 2.74% due 1/15/2005
(Insured: FGIC)	Aaa/AAA	450,000	450,135
Jefferson County Texas Navigation Taxable Refunding, 5.50% due 5/1/2010
(Insured: FSA)	Aaa/NR	500,000	519,785
Jefferson Franklin, Etc. Counties Illinois Community College District 521, 3.00%
due 1/1/2006 (Insured: FSA)	Aaa/NR	200,000	199,804
Jefferson Franklin, Etc. Counties Illinois Community College District 521, 3.625%
due 1/1/2007 (Insured: FSA)	Aaa/NR	300,000	301,005
Jersey City New Jersey Municipal Utilities Authority, 3.72% due 5/15/2009
(Insured: MBIA)	Aaa/AAA	575,000	567,197
Kendall Kane County Illinois School 308, 5.50% due 10/1/2011 (Insured: FGIC)	Aaa/NR	365,000	385,951
King County Washington General Obligation, 7.55% due 12/1/2005	Aa1/AA+	405,000	421,354
Los Angeles County California Metropolitan Transport, 4.56% due 7/1/2010
(Insured: AMBAC)	Aaa/AAA	2,775,000	2,812,712
Maryland State Economic Development Corp., 7.25% due 6/1/2008
(Maryland Tech. Development Center Project)	NR/NR	365,000	385,068
McKeesport Pennsylvania Taxable Series B, 6.60% due 3/1/2006 (Insured: MBIA)	Aaa/AAA	240,000	249,338
Mississippi State Taxable Business Series V, 7.125% due 9/1/2006	NR/AA	140,000	148,309
Montgomery County Maryland Revenue Authority, 5.00% due 2/15/2012	Aa2/AA+	100,000	102,096
Multnomah County Oregon School District 1J Refunding Taxable, 4.191%
due 6/15/2008	A2/A-	650,000	651,482
Muskegon County Michigan Taxable Notes, 3.00% due 6/1/2005	MIG1/NR	4,000,000	4,003,480
New Jersey Health Care Facilities Financing, 10.75% due 7/1/2010
(escrowed to maturity)	NR/NR	420,000	507,343
New Jersey Health Care Facilities Financing, 7.70% due 7/1/2011
(Insured: Connie Lee)	NR/AAA	150,000	168,285
New Rochelle New York Industrial Development Agency, 7.15% due 10/1/2014	Aa3/A+	150,000	160,161
New York Environmental Facilities, 5.85% due 3/15/2011	NR/AA-	3,500,000	3,769,955
New York State Housing Finance, 4.46% due 8/15/2009	Aa1/NR	585,000	586,919
New York State Thruway Authority Service Contract, 2.59% due 3/15/2006	A2/AA-	1,000,000	991,220
New York State Urban Development Corp., 4.75% due 12/15/2011	NR/AA	1,400,000	1,427,636
Newark New Jersey, 4.70% due 4/1/2011 (Insured: MBIA)	Aaa/NR	845,000	853,281
Newark New Jersey, 4.90% due 4/1/2012 (Insured: MBIA)	Aaa/NR	1,225,000	1,242,824
Niagara Falls New York Public Water, 4.30% due 7/15/2010 (Insured: MBIA)	Aaa/AAA	360,000	361,156
North Carolina Municipal Power Agency Taxable Series B, 3.26% due 1/1/2005	A3/BBB+	1,000,000	1,000,000
Northwest Open Access Network Washington Revenue, 6.18% due 12/1/2008
(Insured: AMBAC)	Aaa/AAA	1,600,000	1,721,328
Ohio State Petroleum Underground Storage, 6.75% due 8/15/2008 (Insured: MBIA)	Aaa/AAA	835,000	846,139
Oregon State Department Administrative Lottery Revenue Taxable B, 4.90%
due 4/1/2005 (Insured: FSA)	Aaa/AAA	205,000	206,195
Passaic County New Jersey Multi Modal Taxable Refunding Series B, 6.23%
due 9/1/2005 (Insured: FSA)	Aaa/AAA	250,000	255,512
Pima County Arizona Industrial Development Authority Series E, 9.05%
due 7/1/2008	Baa3/NR	245,000	254,643
Providence Rhode Island, 5.59% due 1/15/2008 (Insured: FGIC)	Aaa/AAA	340,000	358,554
Short Pump Town Center Community Development, 6.26% due 2/1/2009	NR/NR	1,000,000	988,910
Sisters Providence Obligation Group Direct Obligation Notes Series 1997,
7.47% due 10/1/2007	A1/AA-	2,005,000	2,180,899
South Dakota State Building Authority Revenue, 7.00% due 9/1/2005
(escrowed to maturity)	Aaa/AAA	400,000	410,568
St. Louis Missouri Municipal Finance Corp. Firemans Retirement System, 6.35%
due 8/1/2005 (Insured: MBIA)	Aaa/AAA	1,155,000	1,177,511
Tazewell County Illinois Community High School, 5.20% due 12/1/2011
(Insured: FSA)	Aaa/NR	355,000	369,317
Tennessee State Taxable Series B, 6.00% due 2/1/2013	Aa2/AA	500,000	536,885
Texas State Public Finance Authority Revenue, 3.125% due 6/15/2007	Aa2/AA	400,000	394,144
Texas Tech University Revenue, 6.00% due 8/15/2011 (Insured: MBIA)	Aaa/AAA	245,000	265,933
University Illinois Revenue, 6.35% due 4/1/2011 (Insured: FGIC)	Aaa/AAA	1,000,000	1,101,620
University of New Mexico Revenue, 3.90% due 6/1/2010 (Insured: AMBAC)	Aaa/AAA	90,000	88,826
University of New Mexico Revenue, 4.15% due 6/1/2011 (Insured: AMBAC)	Aaa/AAA	250,000	246,820
University of New Mexico Revenue, 4.375% due 6/1/2012 (Insured: AMBAC)	Aaa/AAA	180,000	178,331
University of New Mexico Revenue, 4.50% due 6/1/2013 (Insured: AMBAC)	Aaa/AAA	270,000	267,492
Victor New York Taxable-Tax Increment, 9.20% due 5/1/2014	NR/NR	1,000,000	1,057,930
Virginia Housing Development Authority Taxable Rental Housing Series I, 7.30%
due 2/1/2008	Aa1/AA+	505,000	550,879
Washington Pennsylvania, 4.30% due 9/1/2005 (Insured: FGIC)	Aaa/AAA	285,000	287,494
Waterloo Iowa Sewer Revenue Refunding Taxable Series B, 3.00% due 5/1/2005
(Insured: FSA)	Aaa/NR	245,000	245,174
West Valley City Utah Municipal Building Lease Refunding Taxable, 7.67%
due 5/1/2006	Aa2/NR	1,500,000	1,580,880
Wisconsin State General Revenue, 4.80% due 5/1/2013 (Insured: FSA)	Aaa/AAA	200,000	202,592

Total Taxable Municipal Bonds (Cost $59,076,646)			59,926,857

FOREIGN SECURITIES - 0.70%
Federal Republic of Germany, 5.00% due 8/19/2005 (EURO)	Aaa/AAA	2,000,000	2,752,617

Total Foreign Securities (Cost $1,876,323)			2,752,617

SHORT TERM - 5.00%
UBS Finance, 2.39% due 1/4/2005	PRIM1/A-1+	12,000,000	11,997,610
UBS Finance, 2.36% due 1/5/2005	PRIM1/A-1+	7,500,000	7,498,033

Total Short Term (Cost $19,495,643)			19,495,643

TOTAL INVESTMENTS (100%) (Cost $379,833,963)			$386,528,354

* Principal amount in U.S. Dollars unless otherwise indicated, value is in U.S. Dollar
† Credit ratings are unaudited

Schedule of Investments
Thornburg Value Fund
CUSIPS: CLASS A - 885-215-731, CLASS B - 885-215-590, CLASS C - 885-215-715,
CLASS I - 885-215-632, CLASS R-1 - 885-215-533
NASDAQ SYMBOLS: CLASS A - TVAFX, CLASS B - TVBFX, CLASS C - TVCFX,
CLASS I - TVIFX, CLASS R-1 - TVRFX

		Market
COMMON STOCKS - 94.10%	Shares	Value
BANKS (10.20%)
Bank of America Corp.	1,158,900	$54,456,711
Lloyds TSB Group plc	6,383,200	57,844,318
The Bank of New York Co. Inc.	2,176,600	72,741,972
Wells Fargo & Co.	553,800	34,418,670
CAPITAL GOODS (3.30%)
General Electric Co.	1,916,100	69,937,650
COMMERCIAL SERVICES & SUPPLIES (1.20%)
FTI Consulting Inc. +	1,237,600	26,076,232
DIVERSIFIED FINANCIALS (9.50%)
American International Group Inc.	787,500	51,715,125
Citigroup Inc.	1,416,800	68,261,424
E-Trade Financial Corp. +	1,793,677	26,815,471
Goldman Sachs Group Inc.	493,500	51,343,740
T. Rowe Price Group Inc.	104,117	6,476,078
ENERGY (4.40%)
Exxon Mobil Corp.	848,600	43,499,236
Unocal Corp.	1,202,800	52,009,072
HEALTH CARE EQUIPMENT & SERVICES (12.60%)
Cardinal Health Inc.	1,149,700	66,855,055
Guidant Corp.	591,500	42,647,150
Health Management Associates	2,190,255	49,762,594
UnitedHealth Group Inc.	655,200	57,677,256
Wellpoint Inc. +	459,200	52,808,000
HOUSEHOLD & PERSONAL PRODUCTS (3.50%)
American Greetings Corp. +	1,448,700	36,724,545
Colgate Palmolive Co.	730,600	37,377,496
INSURANCE (4.60%)
Marsh & McLennan Cos. Inc.	1,418,600	46,671,940
The St. Paul Travelers Cos. Inc.	1,415,100	52,457,757
MEDIA (10.30%)
Comcast Corp. +	1,430,200	46,967,768
DIRECTV Group Inc. +	2,914,185	48,783,457
Fox Entertainment Group Inc. +	1,722,775	53,853,946
Sirius Satellite Radio Inc. +	1,681,355	12,862,366
Time Warner Inc. +	2,533,755	49,256,197
XM Satellite Radio Holdings Inc. +	282,905	10,642,886
PHARMACEUTICALS & BIOTECHNOLOGY (4.30%)
Amgen Inc. +	604,500	38,778,675
Pfizer Inc.	1,989,300	53,492,277
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.90%)
Crown Castle International Corp. +	1,161,200	19,322,368
RETAILING (5.60%)
Autozone Inc. +	487,140	44,480,753
Linens N Things Inc. +	1,526,077	37,846,710
Target Corp.	720,000	37,389,600
SOFTWARE & SERVICES (6.30%)
Affiliated Computer Services Inc. +	622,090	37,443,597
Eclipsys Corp. +	1,866,440	38,131,369
Microsoft Corp.	1,788,900	47,781,519
Shanda Interactive Entertainment Ltd. +	279,000	11,857,500
TECHNOLOGY - HARDWARE & EQUIPMENT (6.70%)
Cisco Systems Inc. +	2,196,000	42,382,800
Ditech Communications Corp. +	839,600	12,552,020
Samsung Electronics Co. Ltd.	91,800	39,949,672
Texas Instruments Inc.	2,010,075	49,488,046
TELECOMMUNICATION SERVICES (5.20%)
Alltel Corp.	945,100	55,534,076
NII Holdings Inc. +	1,203,204	57,092,030
TRANSPORTATION (5.50%)
Southwest Airlines Co.	3,672,453	59,787,535
Union Pacific Corp.	879,100	59,119,475

TOTAL COMMON STOCKS (Cost $1,791,555,991)		2,023,374,134

	Principal	Market
	Amount	Value
CORPORATE BONDS - 0.50%
TELECOMMUNICATION SERVICES (0.50%)
Level 3 Communications Inc., 9.125%, 5/1/2008	$7,000,000	6,090,000
Level 3 Communications Inc., 10.50%, 12/1/2008	5,900,000	5,428,000

TOTAL CORPORATE BONDS (Cost $9,699,468)		11,518,000

CONVERTIBLE BONDS - 2.60%
TELECOMMUNICATION SERVICES (2.60%)
Level 3 Communications Inc., 6.00%, 9/15/2009	18,700,000	11,617,375
Level 3 Communications Inc., 6.00%, 3/15/2010	76,800,000	45,024,000

TOTAL CONVERTIBLE BONDS (Cost $59,216,489)		56,641,375

SHORT-TERM INVESTMENTS - 2.80%
American Express Credit Corp., 2.23% due 1/4/2005	4,500,000	4,499,164
American General Finance Corp., 2.30% due 1/5/2005	10,000,000	9,997,444
American General Finance Corp., 2.32% due 1/6/2005	10,500,000	10,496,617
Lasalle Bank Corp., 2.17% due 1/10/2005	10,500,000	10,494,303
Lasalle Bank Corp., 2.12% due 1/14/2005	2,000,000	1,998,469
UBS Finance, 2.39% due 1/4/2005	10,000,000	9,998,008
UBS Finance, 2.36% due 1/5/2005	6,000,000	5,998,427
United Parcel Service, 2.02%	6,000,000	5,999,327

TOTAL SHORT-TERM INVESTMENTS (Cost $59,481,759)		59,481,759

TOTAL INVESTMENTS (100%) (Cost $1,919,953,707)		$2,151,015,268

+ Non-income producing
Schedule of Investments
Thornburg International Value Fund
CUSIPS: CLASS A - 885-215-657, CLASS B - 885-215-616, CLASS C - 885-215-640,
CLASS I - 885-215-566, CLASS R-1 - 885-215-525
NASDAQ SYMBOLS: CLASS A - TGVAX, CLASS B - THGBX, CLASS C - THGCX,
CLASS I - TGVIX, CLASS R-1 - TGVRX

		Market
COMMON STOCKS - 95.20%	Shares	Value
AUTOMOBILES & COMPONENTS (4.50%)
Bayerische Motoren Werke AG	380,376	$17,095,180
Hero Honda Motors Ltd.	1,536,700	20,268,115
Hyundai Motor Co.	496,300	26,608,047
Toyota Motor Corp.	786,600	31,929,543
BANKS (14.50%)
Bank of Fukuoka Ltd.	6,553,300	43,059,257
Bank of Ireland	2,830,300	46,627,867
Barclays plc	4,174,700	46,868,818
ICICI Bank Ltd.	346,802	2,969,442
Kookmin Bank +	632,200	24,733,481
Lloyds TSB Group plc	6,987,400	63,319,556
Mitsubishi Tokyo Financial Group	5,035	50,972,452
Shinhan Financial Group Co.	1,221,200	27,604,405
CAPITAL GOODS (2.10%)
Embraer Brasileira de Aeronaut	295,895	2,473,219
Embraer Brasileira de Aeronaut ADR	1,236,455	41,347,055
CONSUMER DURABLES & APPAREL (7.60%)
Adidas-Salomon AG	314,421	50,543,773
Burberry Group plc	5,607,946	43,083,334
Merloni Elettrodomestici S.p.A	1,488,134	25,543,699
Puma AG	148,571	40,686,696
DIVERSIFIED FINANCIALS (6.90%)
Deutsche Boerse AG	788,509	47,264,684
Euronext NV	1,368,536	41,627,640
UBS AG	686,680	57,383,820
ENERGY (6.10%)
BP Amoco ADR	592,900	34,625,360
China Petroleum & Chemical Corp.	100,600,000	41,092,657
Petroleo Brasileiro SA ADR	1,329,200	52,875,576
FOOD BEVERAGE & TOBACCO (2.20%)
Cadbury Schweppes plc	5,118,141	47,557,071
FOOD & STAPLES RETAILING (2.70%)
Tesco plc	9,386,853	57,862,832
INSURANCE (4.40%)
ACE Ltd.	807,200	34,507,800
Ping An Insurance Group Co. +	4,863,000	8,383,620
Willis Group Holdings Ltd.	1,214,388	49,996,354
MATERIALS (1.90%)
Givaudan AG	62,060	40,738,773
MEDIA (4.80%)
Rogers Communications Inc.	2,238,900	58,508,034
Shaw Communications	2,359,400	43,006,934
PHARMACEUTICALS & BIOTECHNOLOGY (9.20%)
Bachem Holding AG	85,893	4,926,991
Gedeon Richter RT	209,941	26,257,084
GlaxoSmithKline plc	2,226,535	52,126,893
Novartis AG ADR	922,000	46,597,880
Sanofi-Aventis	815,600	64,919,780
RETAILING (6.50%)
FamilyMart Co. Ltd.	1,560,600	45,345,965
Kingfisher plc	10,272,675	60,961,547
Wal Mart de Mexico	9,194,900	31,561,630
SOFTWARE & SERVICES (3.40%)
Amdocs Ltd. +	1,330,800	34,933,500
Netease.com Inc. +	273,200	14,433,156
Shanda Interactive Entertainment Ltd. +	506,800	21,539,000
TECHNOLOGY - HARDWARE & EQUIPMENT (5.70%)
Canon Inc.	1,036,800	55,811,389
NEC Electronics Corp.	143,200	6,969,727
Samsung Electronics Co. Ltd.	51,000	22,194,262
Tandberg ASA	2,941,100	36,384,194
TELECOMMUNICATION SERVICES (6.80%)
America Movil S.A. de C.V	742,100	38,848,935
Portugal Telecom SGPS SA	1,597,300	19,676,615
SK Telecom Co. Ltd.	164,134	31,234,928
Vodafone Group plc	862,500	2,334,042
Vodafone Group plc ADR	1,871,200	51,233,456
TRANSPORTATION (3.50%)
China Merchants Hldgs. Intl. Co. Ltd.	12,037,000	22,687,069
Fraport AG +	1,195,033	50,780,118
UTILITIES (2.40%)
Datang International Power Generation Co. Ltd.	37,438,600	28,177,209
Gail India Ltd.	4,405,000	23,469,596

TOTAL COMMON STOCKS (Cost $1,698,023,529)		2,014,570,060

SHORT-TERM INVESTMENTS - 4.80%
American General Finance Corp., 2.36% due 1/4/2005	18,000,000	17,996,460
American General Finance Corp., 2.33% due 1/5/2005	20,000,000	19,994,822
American General Finance Corp., 2.33% due 1/6/2005	15,500,000	15,494,984
Lasalle Bank Corp., 2.07% due 1/7/2005	7,000,000	6,997,585
Lasalle Bank Corp., 2.25% due 1/12/2005	20,000,000	19,986,250
UBS Finance, 2.36% due 1/5/2005	20,000,000	19,994,756

TOTAL SHORT-TERM INVESTMENTS (Cost $100,464,857)		100,464,857

TOTAL INVESTMENTS (100%) (Cost $1,798,488,386)		$2,115,034,917

+ Non-income producing
Schedule of Investments
Thornburg Core Growth Fund
CUSIPS: CLASS A - 885-215-582, CLASS C - 885-215-574,
CLASS I - 885-215-475, CLASS R-1 - 885-215-517
NASDAQ SYMBOLS: CLASS A - THCGX , CLASS C - TCGCX,
CLASS I - THIGX, CLASS R-1 THCRX

		Market
COMMON STOCKS - 94.8%	Shares	Value
CONSUMER DURABLES & APPAREL (3.2%)
Tempur-Pedic International Inc. +	143,575	$3,043,790
DIVERSIFIED FINANCIALS (9.5%)
Affiliated Managers Group Inc. +	42,275	2,863,708
Capital One Financial Corp.	39,685	3,341,874
Investors Financial Services Corp.	56,505	2,824,120
ENERGY (1.8%)
Ormat Technologies Inc. +	107,400	1,748,472
HEALTH CARE EQUIPMENT & SERVICES (19.6%)
Boston Scientific Corp. +	94,220	3,349,521
Caremark Rx Inc. +	82,575	3,255,933
Cytyc Corp. +	95,800	2,641,206
DataTRAK International Inc. +	170,400	1,896,552
Golden Meditech Co. Ltd.	7,370,241	1,858,490
UnitedHealth Group Inc.	22,375	1,969,671
WellPoint Inc. +	31,300	3,599,500
HOTELS RESTAURANTS & LEISURE (2.9%)
Life Time Fitness Inc. +	106,600	2,758,808
MEDIA (8.9%)
Comcast Corp. +	97,500	3,201,900
DIRECTV Group Inc. +	158,200	2,648,268
Imax Corp. +	309,990	2,557,107
PHARMACEUTICALS & BIOTECHNOLOGY (12.7%)
Amgen Inc. +	55,700	3,573,155
Gilead Sciences Inc. +	73,500	2,571,765
Pfizer Inc.	86,000	2,312,540
Sanofi-Aventis	45,600	3,629,649
RETAILING (1.8%)
GameStop Corp. +	75,950	1,698,242
SOFTWARE & SERVICES (15.7%)
Amdocs Ltd. +	94,725	2,486,531
Eclipsys Corp. +	94,439	1,929,389
Netease.com Inc. +	58,380	3,084,216
Open Solutions Inc. +	56,675	1,471,283
Shanda Interactive Entertainment Ltd. +	81,200	3,451,000
The9 Ltd. ADR +	103,605	2,447,150
TECHNOLOGY - HARDWARE & EQUIPMENT (7.8%)
Dell Inc. +	79,000	3,329,060
SBA Communications Corp. +	223,600	2,075,008
Semiconductor Mfg. Intl. Corp. +	183,630	1,977,695
TELECOMMUNICATION SERVICES (7.1%)
Arbinet Holdings, Inc. +	59,200	1,471,120
Nextel Communications Inc. +	112,100	3,363,000
NII Holdings Inc. +	38,945	1,847,940
TRANSPORTATION (3.8%)
JetBlue Airways Corp. +	83,000	1,927,260
Shenzhen Chiwan Wharf Holdings Ltd.	859,988	1,717,144

TOTAL COMMON STOCKS (Cost $70,504,635)		89,922,067

	Principal	Market
	Amount	Value
CONVERTIBLE BONDS - 2.0%
TELECOMMUNICATION SERVICES (2.0%)
Level 3 Communications Inc., 6.00%, 3/15/2010	$3,300,000	1,934,625

TOTAL CONVERTIBLE BONDS (Cost $1,988,579)		1,934,625

SHORT-TERM INVESTMENTS - 3.2%
Lasalle Bank Corp., 2.05% due 1/5/2005	3,000,000	2,999,317

TOTAL SHORT-TERM INVESTMENTS (Cost $2,999,317)		2,999,317

TOTAL INVESTMENTS (100%) (Cost $75,492,531)		$94,856,009

+ Non-income producing
Schedule of Investments
Thornburg Investment Income Builder Fund
CUSIPS: CLASS A - 885-215-558, CLASS C - 885-215-541, CLASS I - 885-215-467
NASDAQ SYMBOLS: CLASS A - TIBAX, CLASS C - TIBCX, CLASS I - TIBIX

COMMON STOCKS - 85.80%		Market
AUTOMOBILES & COMPONENTS (1.20%)	Shares	Value
Hero Honda Motors Ltd.	500,000	$6,594,688
BANKS (14.60%)
Allied Irish Banks	500,000	10,335,501
Bank of America Corp.	300,000	14,097,000
Bank of Ireland	325,000	5,354,223
Barclays plc	1,300,000	14,594,932
Liechtenstein Landesbank	5,300	2,856,705
Lloyds TSB Group plc	1,775,000	16,084,983
The Bank of New York Co. Inc.	400,000	13,368,000
CAPITAL GOODS (3.30%)
General Electric Co.	480,000	17,520,000
DIVERSIFIED FINANCIALS (9.30%)
Advance America Cash Advance Centers Inc. +	156,800	3,590,720
Alliance Capital Management Holding L.P.	260,000	10,920,000
Citigroup Inc.	340,000	16,381,200
Fannie Mae	110,000	7,833,100
WP Stewart & Co. Ltd.	420,000	9,937,200
ENERGY (6.90%)
BP Amoco ADR	100,000	5,840,000
China Petroleum & Chemical Corp.	24,000,000	9,803,417
CNOOC Ltd. ADR	85,000	4,606,150
Marathon Oil Corp.	420,000	15,796,200
FOOD BEVERAGE & TOBACCO (6.10%)
Altria Group Inc.	300,000	18,330,000
Fresh Del Monte Produce Inc.	250,000	7,402,500
Korean Tobacco & Ginseng Corp.	210,000	6,278,497
FOOD & STAPLES RETAILING (3.90%)
Tesco plc	3,300,000	20,341,998
HEALTH CARE EQUIPMENT & SERVICES (1.70%)
Johnson & Johnson	140,000	8,878,800
HOUSEHOLD & PERSONAL PRODUCTS (0.80%)
Kimberly Clark de Mexico	1,280,000	4,416,562
HOTELS RESTAURANTS & LEISURE (0.60%)
IHOP Corp.	80,000	3,351,200
INSURANCE (3.50%)
Arthur J Gallagher & Co.	275,000	8,937,500
Marsh & McLennan Cos. Inc.	285,000	9,376,500
MATERIALS (3.30%)
PPG Industries Inc.	70,000	4,771,200
UPM Kymmene Oyj	570,000	12,623,525
MEDIA (2.00%)
APN News & Media	1,500,000	6,026,658
Independent News & Media plc	1,510,000	4,742,283
PHARMACEUTICALS & BIOTECHNOLOGY (7.90%)
GlaxoSmithKline plc	550,000	12,876,416
Pfizer Inc.	525,000	14,117,250
Sanofi-Aventis	180,000	14,327,563
REAL ESTATE MANAGEMENT & DEVELOPMENT (1.40%)
Boston Properties, Inc.	113,000	7,307,710
RETAILING (1.10%)
Kingfisher plc	1,000,000	5,934,340
TECHNOLOGY - HARDWARE & EQUIPMENT (1.20%)
Samsung Electronics Co. Ltd.	15,000	6,527,724
TELECOMMUNICATION SERVICES (4.40%)
Alltel Corp.	115,000	6,757,400
Vodafone Group plc	6,000,000	16,236,814
TRANSPORTATION (7.00%)
China Merchants Hldgs. Intl. Co. Ltd.	4,500,000	8,481,499
Hopewell Highway	6,750,000	5,557,843
Macquarie Infrastructure Co. Trust +	600,000	17,610,000
Shenzhen Chiwan Wharf Holdings Ltd.	2,599,963	5,191,363
UTILITIES (5.60%)
Datang International Power Generation Co. Ltd.	11,799,900	8,880,894
Dominion Resources Inc.	225,000	15,241,500
Gail India Ltd.	1,000,000	5,327,945

TOTAL COMMON STOCKS (Cost $387,847,171)		451,367,503

PREFERRED STOCK - 1.60%
DIVERSIFIED FINANCIALS (1.50%)
JP Morgan Chase & Co.	50,000	2,581,250
JP Morgan Chase & Co.	17,400	1,744,350
Lehman Brothers Holdings Inc.	140,000	3,561,600
ENERGY (0.10%)
El Paso Tennessee Pipeline Co.	10,000	511,563

TOTAL PREFERRED STOCK (Cost $8,265,155)		8,398,763

	Principal	Market
	Amount	Value
CORPORATE BONDS - 5.90%
BANKS (0.40%)
Capital One Bank, 6.70%, 5/15/2008	$655,000	$707,762
Capital One Bank, 6.50%, 6/13/2013	1,500,000	1,639,033
COMMERCIAL SERVICES & SUPPLIES (0.10%)
Allied Waste North America Inc., 6.375%, 4/15/2011	500,000	483,750
Waste Management Inc., 7.375%, 8/1/2010	175,000	200,594
CONSUMER DURABLES & APPAREL (0.30%)
MDC Holdings Inc., 7.00%, 12/1/2012	1,500,000	1,679,022
DIVERSIFIED FINANCIALS (0.80%)
SLM Corp. CPI Floating Rate, 3.74%, 3/2/2009	2,000,000	2,003,540
SLM Corp. CPI Floating Rate, 4.66%, 1/31/2014	2,000,000	2,021,040
ENERGY (0.30%)
Sonat Inc., 7.625%, 7/15/2011	1,400,000	1,449,000
INSURANCE (1.00%)
AAG Holding Co. Inc., 6.875%, 6/1/2008	335,000	352,910
Hartford Life Inc., 7.10%, 6/15/2007	400,000	429,681
Liberty Mutual Group Inc., 5.75%, 3/15/2014	1,000,000	983,123
Old Republic International Corp., 7.00%, 6/15/2007	1,000,000	1,073,153
Pacific Life Global Funding CPI Floating Rate, 4.718%, 2/6/2016	2,000,000	2,046,620
Provident Cos Inc., 6.375%, 7/15/2005	353,000	357,805
MEDIA (0.30%)
AOL Time Warner Inc., 6.875%, 5/1/2012	425,000	484,014
Independent News & Media plc, 5.75%, 5/17/2009	600,000	832,526
PHARMACEUTICALS & BIOTECHNOLOGY (1.00%)
Tiers Inflation Linked Trust Series Wyeth 2004 21 Trust Certificate CPI
Floating Rate, 4.39%, 2/1/2014	5,000,000	5,017,500
TECHNOLOGY - HARDWARE & EQUIPMENT (0.10%)
Jabil Circuit Inc., 5.875%, 7/15/2010	500,000	526,311
TELECOMMUNICATION SERVICES (1.60%)
Level 3 Communications Inc., 9.125%, 5/1/2008	2,500,000	2,175,000
Level 3 Communications Inc., 10.50%, 12/1/2008	4,000,000	3,680,000
TCI Communications Inc., 7.875%, 8/1/2013	2,285,000	2,739,697

TOTAL CORPORATE BONDS (Cost $28,893,403)		30,882,081

CONVERTIBLE BONDS - 0.50%
DIVERSIFIED FINANCIALS (0.00%)
E-Trade Financial Corp., 6.00%, 2/1/2007	132,000	134,805
TELECOMMUNICATION SERVICES (0.50%)
Level 3 Communications Inc., 6.00%, 3/15/2010	4,000,000	2,345,000

TOTAL CONVERTIBLE BONDS (Cost $2,411,049)		2,479,805

U.S. GOVERNMENT AGENCIES - 0.40%
Federal National Mortgage Association CPI Floating Rate, 3.678%, 2/17/2009	2,000,000	2,018,260

TOTAL U.S. GOVERNMENT AGENCIES (Cost $2,000,000)		2,018,260

MUNICIPAL BONDS - 0.80%
Short Pump Town Center Community Development, 6.26%, 2/1/2009	2,000,000	1,977,820
Victor New York, 9.05%, 5/1/2008	2,050,000	2,154,714

TOTAL MUNICIPAL BONDS (Cost $4,114,791)		4,132,534

SHORT-TERM INVESTMENTS - 5.00%
American General Finance Corp., 2.32% due 1/6/2005	14,000,000	13,995,489
Lasalle Bank Corp., 2.07% due 1/3/2005	5,500,000	5,499,367
Lasalle Bank Corp., 2.05% due 1/5/2005	7,000,000	6,998,406

TOTAL SHORT-TERM INVESTMENTS (Cost $26,493,262)		26,493,262

TOTAL INVESTMENTS (100%) (Cost $460,024,831)		$525,772,208

+ Non-income producing

Item 2. Controls and Procedures

(a)(i)     The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)     There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg Investment Trust

By:	/s/ Brian J. McMahon
Brian J. McMahon
President and principal executive officer
Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian J. McMahon
Brian J. McMahon
President and principal executive officer
Date:	February 18, 2005

By:	/s/ Steven J. Bohlin
Steven J. Bohlin
Treasurer and principal Financial officer
Date:	February 18, 2005